UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation® Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Equity Fund

December 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 83.15%
U.S. Markets – 45.71%
Consumer Discretionary – 4.74%
†AFC Enterprises	44	$359
American Eagle Outfitters	70	1,189
†Bally Technologies	11	454
Big 5 Sporting Goods	15	258
†Buffalo Wild Wings	13	524
Burger King Holdings	74	1,393
†Carmike Cinemas	18	136
†CEC Entertainment	11	351
†Citi Trends	17	470
CKE Restaurants	60	508
Cooper Tire & Rubber	17	341
†DSW Class A	21	543
†G-III Apparel Group	26	563
Guess	31	1,311
†Gymboree	13	565
†Iconix Brand Group	36	455
†Jack in the Box	30	590
Jarden	48	1,484
†Jo-Ann Stores	15	544
Jones Apparel Group	25	402
†Jos. A Bank Clothiers	5	211
†Lincoln Educational Services	23	498
Lowe's	379	8,864
Mattel	234	4,675
McDonald's	32	1,998
Meredith	33	1,018
National CineMedia	26	431
NIKE Class B	70	4,625
Nordstrom	14	526
†Papa John's International	15	350
†Perry Ellis International	25	377
Phillips-Van Heusen	40	1,627
†Shuffle Master	42	346
Staples	199	4,893
Tanger Factory Outlet Centers	16	624
†Tenneco	19	337
Time Warner Cable	34	1,407
†Tractor Supply	13	688
†Ulta Salon Cosmetics & Fragrance	34	617
†Urban Outfitters	45	1,575
†Viacom Class B	44	1,308
Wal-Mart Stores	35	1,871
†WMS Industries	35	1,400
		52,706
Consumer Staples – 4.50%
Archer-Daniels-Midland	160	5,010
Bunge	30	1,915
Casey's General Stores	19	606
†Chattem	6	560

Coca-Cola	9	513
Colgate-Palmolive	17	1,397
CVS Caremark	203	6,538
Heinz (H.J.)	110	4,704
Kimberly-Clark	75	4,778
Kraft Foods Class A	174	4,729
Lance	9	237
PepsiCo	39	2,371
Procter & Gamble	111	6,729
Safeway	220	4,684
†Susser Holdings	49	421
Walgreen	130	4,774
		49,966
Energy – 4.29%
Anadarko Petroleum	11	687
Berry Petroleum Class A	21	612
†Bristow Group	15	577
†Carrizo Oil & Gas	24	636
Chesapeake Energy	28	725
Chevron	85	6,543
ConocoPhillips	122	6,231
Devon Energy	15	1,103
EOG Resources	72	7,005
EQT	17	747
Exxon Mobil	75	5,114
†Key Energy Services	54	475
Lufkin Industries	10	732
Marathon Oil	149	4,652
National Oilwell Varco	126	5,555
Occidental Petroleum	21	1,708
Penn Virginia	26	554
†Pioneer Drilling	48	379
†Rosetta Resources	26	518
Schlumberger	32	2,083
†Swift Energy	18	431
†Willbros Group	34	574
		47,641
Financials – 5.31%
AFLAC	31	1,434
Allstate	158	4,746
American Equity Investment Life Holding	26	193
AmTrust Financial Services	28	331
Apollo Investment	56	534
Ares Capital	33	411
Bank of America	38	572
Bank of New York Mellon	347	9,705
Berkley (W.R.)	30	739
Capital One Financial	26	997
City Holding	15	485
CME Group	14	4,703
Dime Community Bancshares	47	551
EastGroup Properties	15	574
Entertainment Properties Trust	17	600
First Mercury Financial	26	356
Flushing Financial	36	405
Goldman Sachs Group	13	2,195
Harleysville Group	15	477
Home Properties	17	811
Host Hotels & Resorts	62	724
Independent Bank	16	334
†IntercontinentalExchange	47	5,278
JPMorgan Chase	58	2,417

†Nasdaq OMX Group	43	852
optionsXpress Holdings	36	556
†ProAssurance	9	483
Prosperity Bancshares	17	688
Protective Life	22	364
Provident Financial Services	39	415
Prudential Financial	27	1,344
†RiskMetrics Group	24	382
RLI	9	479
Sovran Self Storage	17	607
TCF Financial	64	872
†Texas Capital Bancshares	26	363
Torchmark	25	1,099
Travelers	114	5,683
Trustmark	24	541
Turkish Investment Fund	100	1,339
Univest Corporation of Pennsylvania	11	193
Webster Financial	31	368
Wells Fargo	102	2,753
		58,953
Health Care – 6.80%
Abbott Laboratories	27	1,458
†Affymetrix	38	222
†Air Methods	5	168
†Align Technology	28	499
†Alkermes	53	499
Allergan	105	6,615
†Amgen	29	1,641
†AMN Healthcare Services	45	408
Bristol-Myers Squibb	188	4,747
Cardinal Health	141	4,546
†Catalyst Health Solutions	20	729
†Celera	60	415
†Celgene	13	724
†Conmed	28	638
†CryoLife	53	340
†Express Scripts	18	1,556
†Gen-Probe	23	987
†Gilead Sciences	121	5,237
†Human Genome Sciences	8	245
Johnson & Johnson	89	5,732
†Martek Biosciences	18	341
†Medco Health Solutions	89	5,688
†Medivation	6	226
Merck	185	6,759
†Merit Medical Systems	28	540
†Odyssey HealthCare	26	405
†ONYX Pharmaceuticals	23	675
†OSI Pharmaceuticals	13	403
Pfizer	435	7,912
†PharMerica	20	318
†Psychiatric Solutions	23	486
Quest Diagnostics	75	4,529
†Quidel	29	400
†Regeneron Pharmaceuticals	30	725
†Res-Care	28	314
†SonoSite	19	449
†Sun Healthcare Group	51	468
†Thermo Fisher Scientific	26	1,240
UnitedHealth Group	160	4,877
†Vertex Pharmaceuticals	17	728
West Pharmaceutical Services	15	588
		75,477

Industrials – 4.19%
AAON	19	370
Acuity Brands	15	535
Administaff	19	448
†Alaska Air Group	22	760
American Ecology	21	358
Applied Industrial Technologies	23	508
Barnes Group	26	439
†Chart Industries	26	430
†Columbus McKinnon	30	410
†CRA International	13	346
Deere	13	703
Ducommun	10	187
†DynCorp International Class A	32	459
ESCO Technologies	8	287
†Esterline Technologies	13	530
Expeditors International Washington	118	4,098
Fluor	19	856
General Electric	133	2,012
Goodrich	21	1,349
Granite Construction	13	438
†Hawaiian Holdings	32	224
Haynes International	15	495
Honeywell International	34	1,333
†Hub Group Class A	24	644
†Kadant	20	319
†Kforce	31	388
Koppers Holdings	18	548
Lockheed Martin	14	1,055
McGrath RentCorp	23	514
†Metalico	91	448
†MYR Group/Delaware	12	217
Norfolk Southern	24	1,258
Northrop Grumman	111	6,199
Republic Services	24	679
Rockwell Collins	15	830
Roper Industries	13	681
†Tetra Tech	17	462
†Titan Machinery	24	277
Triumph Group	10	483
†Tutor Perini	21	380
Union Pacific	17	1,086
United Parcel Service Class B	69	3,959
†United Stationers	12	682
United Technologies	32	2,221
†URS	17	757
Waste Management	143	4,835
		46,497
Information Technology – 11.19%
†Adobe Systems	106	3,899
American Software Class A	38	228
†Amkor Technology	61	437
†Anixter International	15	707
†Apple	52	10,964
†Applied Micro Circuits	50	374
†Atheros Communications	19	651
†Cisco Systems	115	2,753
†Digital River	18	486
†EMC	96	1,677
†Expedia	31	797
†FARO Technologies	26	557

†Google Class A	17	10,539
Hewlett-Packard	55	2,833
iGate	63	630
infoGROUP	62	497
†Informatica	28	724
Intel	343	6,997
International Business Machines	45	5,891
†Intuit	175	5,374
†IPG Photonics	20	335
†IXYS	52	386
†j2 Global Communications	24	488
†JDA Software Group	23	586
†Lawson Software	79	525
MasterCard Class A	20	5,120
†McAfee	24	974
Microsoft	143	4,360
†Motorola	505	3,919
†NetAPP	38	1,307
†NETGEAR	24	521
NIC	34	311
†Nuance Communications	49	761
†ON Semiconductor	62	546
†priceline.com	18	3,933
†Progress Software	22	643
QUALCOMM	188	8,696
Quality Systems	11	691
†Radiant Systems	43	447
†RightNow Technologies	14	243
†Rofin-Sinar Technologies	13	307
†Sapient	68	562
†SAVVIS	32	450
†Semtech	24	408
†Smith Micro Software	41	375
†SolarWinds	17	391
†Symantec	262	4,687
†Synaptics	21	644
†Tekelec	39	596
†TeleTech Holdings	28	561
†Teradata	153	4,809
United Online	66	475
†ValueClick	49	496
†VeriSign	202	4,896
†ViaSat	20	636
Visa Class A	82	7,172
†Vocus	24	432
Xerox	540	4,568
		124,272
Materials – 1.64%
Alcoa	73	1,177
Dow Chemical	58	1,603
duPont (E.I.) deNemours	132	4,444
Freeport-McMoRan Copper & Gold	20	1,606
Newmont Mining	10	473
Olin	32	561
†Owens-Illinois	34	1,118
Praxair	40	3,212
Rock-Tenn Class A	12	605
†Rockwood Holdings	24	565
Schulman (A.)	26	525
Silgan Holdings	9	521
United States Steel	33	1,819
		18,229

Telecommunications – 1.84%
Alaska Communications Systems Group	45	359
†Arris Group	33	377
AT&T	182	5,101
†Crown Castle International	165	6,442
†Knology	44	482
NTELOS Holdings	26	463
Plantronics	9	234
Verizon Communications	211	6,991
		20,449
Utilities – 1.21%
Edison International	136	4,730
NorthWestern	10	260
†NRG Energy	27	637
Otter Tail	15	372
Progress Energy	112	4,593
Sempra Energy	21	1,176
UIL Holdings	10	281
UNITIL	15	345
Wisconsin Energy	21	1,046
		13,440
Total U.S. Markets (cost $460,516)		507,630

§Developed Markets – 24.97%
Consumer Discretionary – 5.66%
†Autoliv	159	6,894
±Bayerische Motoren Werke	113	5,170
±Don Quijote	200	4,856
±Esprit Holdings	717	4,759
±PPR	46	5,514
±Publicis Groupe	113	4,589
±Round One	300	1,780
Singapore Airlines ADR	273	5,810
±Techtronic Industries	5,500	4,559
±†Tom Group	8,000	772
±Toyota Motor	100	4,219
±Vivendi	226	6,699
±WPP Group	296	2,892
±Yue Yuen Industrial Holdings	1,500	4,343
		62,856
Consumer Staples – 2.07%
±Coca-Cola Amatil	593	6,114
±First Pacific	2,400	1,459
±Greggs	592	4,152
±Metro	91	5,593
±Parmalat	2,044	5,707
		23,025
Energy – 1.87%
±BP	410	3,966
±CNOOC	4,000	6,231
†Nabors Industries	34	744
Noble	19	773
±†Total	68	4,362
†Transocean	56	4,637
		20,713
Financials – 2.88%
Aspen Insurance Holdings	35	891
Assured Guaranty	14	305
±AXA	182	4,268
±Banco Santander	341	5,627
±Franshion Properties China	2,000	700
Max Capital Group	23	513
±Mitsubishi UFJ Financial Group	1,000	4,929

±†Nordea Bank	478	4,840
±Standard Chartered	205	5,154
±UniCredit	1,419	4,739
		31,966
Health Care – 2.06%
±Astellas Pharma	100	3,733
±AstraZeneca	46	2,162
†Eurand	41	529
±Novartis	109	5,947
Novo Nordisk ADR	62	3,959
±Novo Nordisk Class B	59	3,761
±Sanofi-Aventis	35	2,749
		22,840
Industrials – 4.34%
±Asahi Glass	1,000	9,517
±Cie de Saint-Gobain	113	6,122
±Deutsche Post	296	5,741
±Finmeccanica	319	5,101
±Koninklijke Philips Electronics	228	6,731
±Teleperformance	182	5,898
±Tomkins	1,617	5,051
±Vallourec	22	3,975
		48,136
Information Technology – 1.63%
Accenture Class A	23	955
†CGI Group Class A	865	11,723
±Nokia	423	5,462
		18,140
Materials – 2.21%
Agrium	91	5,596
Alumina ADR	70	459
±†Anglo American	20	866
±ArcelorMittal	71	3,241
±Lafarge	61	5,017
±Linde	42	5,034
Syngenta ADR	77	4,333
		24,546
Telecommunications – 1.76%
China Mobile ADR	60	2,786
China Unicom Hong Kong ADR	250	3,278
Philippine Long Distance Telephone ADR	10	567
±Telstra	797	2,450
TELUS	169	5,487
±Vodafone Group	2,163	5,007
		19,575
Utilities – 0.49%
±National Grid	501	5,468
		5,468
Total Developed Markets (cost $256,603)		277,265

×Emerging Markets – 12.47%
Consumer Discretionary – 0.52%
†Focus Media Holding ADR	115	1,823
Grupo Televisa ADR	130	2,699
±Oriental Holdings	400	664
±Sun International	50	639
		5,825
Consumer Staples – 0.87%
Brazil Foods ADR	10	524
@Cresud ADR	147	2,114
Fomento Economico Mexicano ADR	40	1,915
±Gudang Garam	1,000	2,277
±Tongaat Hulett	70	932
†Wimm-Bill-Dann Foods ADR	80	1,906
		9,668

Energy – 2.51%
China Petroleum & Chemical ADR	10	881
†Gazprom ADR	140	3,570
†LUKOIL ADR	30	1,719
PetroChina ADR	20	2,379
Petroleo Brasileiro SA ADR	80	3,814
Petroleo Brasileiro SP ADR	137	5,807
@PTT Exploration & Production	500	2,205
†#Reliance Industries GDR 144A	40	1,894
±Sasol	70	2,794
±Surgutneftegaz ADR	110	973
±Tambang Batubara Bukit Asam	1,000	1,815
		27,851
Financials – 1.81%
Banco Bradesco ADR	70	1,531
Banco Santander Brasil ADR	100	1,394
±Bangkok Bank	400	1,400
Cyrela Brazil Realty	32	450
±Hong Leong Bank	400	948
@IRSA Inversiones y Representaciones GDR	110	1,045
Itau Unibanco Holding ADR	100	2,284
KB Financial Group ADR	70	3,560
±KLCC Property Holdings	600	601
±OTP Bank	20	571
Redecard	100	1,664
@Sberbank	840	2,360
±Standard Bank Group	100	1,368
±†UEM Land Holdings	900	389
VTB Bank GDR	110	519
		20,084
Industrials – 0.56%
†Empresas	340	793
±Fosun International	788	546
Guangshen Railway ADR	30	609
±Siam Cement NVDR	500	3,521
±United Tractors	500	816
		6,285
Information Technology – 0.89%
LG Display ADR	40	677
†Shanda Games ADR	75	764
†Shanda Interactive Entertainment ADR	3	158
†Sina	30	1,355
Taiwan Semiconductors Manufacturing ADR	250	2,860
±TravelSky Technology	1,000	1,008
United Microelectronics ADR	780	3,026
		9,848
Materials – 1.78%
±Aneka Tambang	2,000	465
±ArcelorMittal South Africa	70	966
Braskem ADR	100	1,641
Cemex ADR	140	1,655
Cia de Minas Buenaventura ADR	40	1,339
†Fibria Celulose ADR	70	1,599
Gold Fields ADR	90	1,180
±Impala Platinum Holdings	30	817
±Israel Chemicals	80	1,049
±Sinopec Shanghai Petrochemical	1,051	413
Vale ADR	300	8,708
		19,832

Telecommunications – 2.18%
America Movil ADR	40	1,879
±†Blue Label Telecoms	136	94
China Telecom ADR	20	828
†Chunghwa Telecom ADR	380	7,058
KT ADR	70	1,177
Mobile Telesystems ADR	20	978
SK Telecom ADR	90	1,463
†Telecom Argentina ADR	120	2,018
±Telkom	150	755
Tim Participacoes ADR	30	891
Turkcell Iletisim Hizmet ADR	100	1,749
±Vodacom Group	700	5,324
		24,214
Utilities – 1.35%
Centrais Eletricas Brasileiras	500	10,425
†Cia Energetica de Sao Paulo	70	779
±†Huadian Power International	2,000	528
Korea Electric Power ADR	130	1,890
±†Polska Grupa Energetyczna	40	342
±†Tanjong	200	982
		14,946
Total Emerging Markets (cost $115,881)		138,553
Total Common Stock (cost $833,000)		923,448

Exchange Traded Funds – 8.78%
Equity Fund – 8.78%
iShares MSCI EAFE Growth Index	1,620	89,295
iShares MSCI Emerging Markets Index Fund	70	2,905
iShares MSCI South Korea Index Fund	50	2,382
iShares MSCI Taiwan Index Fund	220	2,853
Total Exchange Traded Funds (cost $90,324)		97,435

Total Value of Securities – 91.93%
(cost $923,324)		1,020,883
Receivables and Other Assets Net of Liabilities (See Notes) – 8.07%z		89,651
Net Assets Applicable to 118,754 Shares Outstanding – 100.00%		$1,110,534

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $1,894, which represented 0.17% of the Fund’s net assets. See Note 3 in “Notes.”
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $7,724, which represented 0.70% of the Fund’s net assets. See Note 3 in "Notes."
†Non income producing security.
§Developing Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
×Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risky.
±Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $250,023 which represented 22.51% the Fund’s net assets. See Note 1 in "Notes."
zOf this amount, $65,435 represents receivable for securities purchased as of December 31, 2009.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for its open tax year ended September 30, 2009, and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$923,464
Aggregate unrealized appreciation	107,972
Aggregate unrealized depreciation	(10,553)
Net unrealized appreciation	$97,419

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Total
Common Stock	$667,616	$255,832	$923,448
Investment Companies	97,435	-	97,435
Total	$765,051	$255,832	$1,020,883

There were no Level 3 securities at the beginning or end of period.

3. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP) and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Foundation® Growth Allocation Fund

December 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 64.81%
U.S. Markets – 37.37%
Consumer Discretionary – 3.90%
†AFC Enterprises	1,795	$14,647
American Eagle Outfitters	2,930	49,751
†Bally Technologies	455	18,787
Big 5 Sporting Goods	605	10,394
†Buffalo Wild Wings	565	22,753
Burger King Holdings	3,130	58,907
†Carmike Cinemas	740	5,594
†CEC Entertainment	475	15,162
†Citi Trends	750	20,715
CKE Restaurants	2,560	21,658
Cooper Tire & Rubber	695	13,935
†DIRECTV Group	200	6,670
†DSW Class A	865	22,386
†G-III Apparel Group	1,105	23,945
Guess	1,360	57,528
†Gymboree	575	25,007
†Iconix Brand Group	1,500	18,975
†Jack in the Box	1,290	25,374
Jarden	2,030	62,747
†Jo-Ann Stores	635	23,012
Jones Apparel Group	1,100	17,666
†Jos. A. Bank Clothiers	220	9,282
†Lincoln Educational Services	935	20,261
Lowe's	16,600	388,275
Mattel	10,000	199,800
McDonald's	1,310	81,796
Meredith	1,410	43,499
†Mobile Mini	190	2,677
National CineMedia	1,100	18,227
NIKE Class B	3,000	198,210
Nordstrom	600	22,548
†Papa John's International	650	15,184
†Perry Ellis International	1,020	15,361
Phillips-Van Heusen	1,755	71,393
†Shuffle Master	1,735	14,296
Staples	8,600	211,474
Tanger Factory Outlet Centers	660	25,733
†Tenneco	800	14,184
Time Warner Cable	1,410	58,360
†Tractor Supply	515	27,274
†Ulta Salon Cosmetics & Fragrance	1,415	25,696
†Urban Outfitters	1,890	66,131
†Viacom Class B	1,700	50,541
Wal-Mart Stores	1,490	79,641
Weight Watchers International	1,300	37,908
†WMS Industries	1,475	59,000
		2,292,364
Consumer Staples – 3.54%
Archer-Daniels-Midland	8,100	253,611
Bunge	325	20,745
Casey's General Stores	795	25,376
†Chattem	235	21,926
±Coca-Cola	380	21,660
Colgate-Palmolive	710	58,327
CVS Caremark	8,430	271,530
Heinz (H.J.)	4,600	196,696
Kimberly-Clark	3,000	191,130
Kraft Foods Class A	7,300	198,414

Lance	375	9,863
PepsiCo	1,580	96,064
Procter & Gamble	4,910	297,692
Safeway	9,400	200,126
†Susser Holdings	2,130	18,297
Walgreen	5,400	198,288
		2,079,745
Energy – 3.64%
Anadarko Petroleum	480	29,962
Berry Petroleum Class A	890	25,944
†Bristow Group	630	24,224
†Carrizo Oil & Gas	980	25,960
Chesapeake Energy	1,150	29,762
Chevron	3,630	279,474
ConocoPhillips	6,445	329,145
Devon Energy	640	47,040
†=Enel OGK-5 GDR	100	354
EOG Resources	3,180	309,414
EQT	750	32,940
Exxon Mobil	3,180	216,844
†Key Energy Services	2,235	19,646
Lufkin Industries	445	32,574
Marathon Oil	6,400	199,808
National Oilwell Varco	5,460	240,731
Noble	770	31,339
Occidental Petroleum	920	74,842
Penn Virginia	1,075	22,887
†Pioneer Drilling	1,980	15,642
†Rosetta Resources	1,085	21,624
Schlumberger	1,319	85,854
†Swift Energy	730	17,491
†Willbros Group	1,485	25,052
		2,138,553
Financials – 4.21%
AFLAC	1,350	62,438
Allstate	7,100	213,284
American Equity Investment Life Holding	1,070	7,961
AmTrust Financial Services	1,165	13,770
Apollo Investment	2,350	22,396
Ares Capital	1,395	17,368
Bank of America	1,570	23,644
Bank of New York Mellon	15,110	422,626
Berkley (W.R.)	1,200	29,568
Capital One Financial	1,100	42,174
City Holding	650	21,015
CME Group	600	201,570
Dime Community Bancshares	2,020	23,674
EastGroup Properties	625	23,925
Entertainment Properties Trust	690	24,336
First Mercury Financial	1,120	15,355
Flushing Financial	1,495	16,834
Goldman Sachs Group	580	97,927
Harleysville Group	665	21,140
Home Properties	700	33,397
Host Hotels & Resorts	2,640	30,809
Independent Bank	665	13,892
†IntercontinentalExchange	2,000	224,600
JPMorgan Chase	2,520	105,008
†Nasdaq OMX Group	1,840	36,469
optionsXpress Holdings	1,505	23,252
†ProAssurance	355	19,067
Prosperity Bancshares	720	29,138
Protective Life	908	15,027
Provident Finance	1,650	17,573
Prudential Financial	1,080	53,741
†RiskMetrics Group	1,025	16,308
RLI	410	21,833
Sovran Self Storage	690	24,654
TCF Financial	2,610	35,548
†Texas Capital Bancshares	1,045	14,588

Torchmark	1,060	46,587
Travelers	4,940	246,308
Trustmark	1,030	23,216
Univest Corporation of Pennsylvania	485	8,502
Webster Financial	1,305	15,490
Wells Fargo	4,320	116,597
		2,472,609
Health Care – 5.69%
Abbott Laboratories	1,140	61,549
†Affymetrix	1,585	9,256
†Air Methods	200	6,724
†Align Technology	1,165	20,760
†Alkermes	2,190	20,608
Allergan	4,600	289,845
†Alliance HealthCare Services	849	4,848
†Amgen	1,210	68,450
†AMN Healthcare Services	1,845	16,716
Bristol-Myers Squibb	8,300	209,575
Cardinal Health	6,900	222,456
†Catalyst Health Solutions	840	30,635
†Celera	2,530	17,482
†Celgene	560	31,181
†Conmed	1,185	27,018
†CryoLife	2,190	14,060
†Express Scripts	870	75,212
†Gen-Probe	1,000	42,900
†Gilead Sciences	5,290	228,951
†Human Genome Sciences	345	10,557
Johnson & Johnson	3,690	237,673
†Martek Biosciences	765	14,489
†Medco Health Solutions	3,800	242,857
†Medivation	230	8,660
Merck	9,039	330,284
†Merit Medical Systems	1,145	22,087
†Odyssey HealthCare	1,175	18,307
†ONYX Pharmaceuticals	935	27,433
†OSI Pharmaceuticals	515	15,980
Pfizer	20,267	368,647
†PharMerica	835	13,260
†Psychiatric Solutions	930	19,660
Quest Diagnostics	3,300	199,254
†Quidel	1,180	16,260
†Regeneron Pharmaceuticals	1,225	29,621
†Res-Care	1,155	12,936
†SonoSite	810	19,140
†Sun Healthcare Group	2,165	19,853
†Thermo Fisher Scientific	1,120	53,413
UnitedHealth Group	6,770	206,350
†Vertex Pharmaceuticals	740	31,709
West Pharmaceutical Services	610	23,912
		3,340,568
Industrials – 3.36%
AAON	800	15,592
Acuity Brands	615	21,919
Administaff	805	18,990
†Alaska Air Group	970	33,523
American Ecology	845	14,399
Applied Industrial Technologies	940	20,746
Barnes Group	1,110	18,759
†Chart Industries	1,070	17,709
†Columbus McKinnon	1,300	17,758
†CRA International	540	14,391
Deere	580	31,372
Ducommun	445	8,326
†DynCorp International Class A	1,360	19,516
ESCO Technologies	325	11,651
†Esterline Technologies	510	20,793
Expeditors International Washington	5,000	173,650
Fluor	820	36,933
General Electric	5,690	86,090

Goodrich	1,110	71,318
Granite Construction	520	17,503
†Hawaiian Holdings	1,380	9,660
Haynes International	615	20,277
Honeywell International	1,460	57,232
†Hub Group Class A	1,015	27,232
†Kadant	820	13,087
†Kforce	1,320	16,500
Koppers Holdings	780	23,743
Lockheed Martin	610	45,964
McGrath RentCorp	960	21,466
†Metalico	3,480	17,122
†MYR Group	500	9,040
Norfolk Southern	1,210	63,428
Northrop Grumman	4,590	256,351
Republic Services	1,000	28,310
Rockwell Collins	610	33,770
Roper Industries	570	29,851
†Tetra Tech	735	19,970
†Titan Machinery	990	11,425
Triumph Group	400	19,300
†Tutor Perini	880	15,910
Union Pacific	720	46,008
United Parcel Service Class B	2,900	166,373
†United Stationers	515	29,278
United Technologies	1,320	91,621
†URS	690	30,719
Waste Management	5,800	196,098
		1,970,673
Information Technology – 9.21%
†Adobe Systems	4,600	169,188
American Software Class A	1,620	9,720
†Amkor Technology	2,500	17,900
†Anixter International	640	30,144
†Apple	2,210	466,000
†Applied Micro Circuits	2,065	15,426
†Atheros Communications	820	28,077
†Cisco Systems	4,950	118,503
†Digital River	720	19,433
†EMC	3,930	68,657
†Expedia	1,320	33,937
†FARO Technologies	1,085	23,262
†Google Class A	700	433,985
Hewlett-Packard	2,230	114,867
iGate	2,675	26,750
infoGROUP	2,580	20,692
†Informatica	1,200	31,032
Intel	16,610	338,844
International Business Machines	1,930	252,637
†Intuit	7,500	230,325
†IPG Photonics	860	14,396
†IXYS	2,150	15,953
†j2 Global Communications	990	20,147
†JDA Software Group	940	23,942
†Lawson Software	3,350	22,278
MasterCard Class A	850	217,583
†McAfee	1,030	41,787
†MEMC Electronic Materials	5,500	74,910
Microsoft	6,430	196,051
†Motorola	22,800	176,928
†NetAPP	1,560	53,648
†NETGEAR	1,050	22,775
†NIC	1,430	13,070
†Nuance Communications	1,800	27,972
†ON Semiconductor	2,670	23,523
†priceline.com	800	174,800
†Progress Software	945	27,603
QUALCOMM	7,830	362,216
Quality Systems	460	28,883
†Radiant Systems	1,770	18,408

†RightNow Technologies	580	10,075
†Rofin-Sinar Technologies	580	13,694
†Sapient	2,875	23,776
†SAVVIS	1,375	19,319
†Semtech	1,030	17,520
†Smith Micro Software	1,705	15,584
†SolarWinds	680	15,647
†Symantec	11,180	200,010
†Synaptics	855	26,206
†Tekelec	1,690	25,823
†TeleTech Holdings	1,205	24,136
†Teradata	6,500	204,295
United Online	2,760	19,844
†ValueClick	2,075	20,999
†VeriSign	8,600	208,464
†ViaSat	835	26,536
Visa Class A	3,500	306,110
†Vocus	1,030	18,540
Xerox	24,600	208,116
		5,410,946
Materials – 1.32%
Alcoa	3,120	50,294
Dow Chemical	2,510	69,351
duPont (E.I.) deNemours	6,200	208,754
Freeport-McMoRan Copper & Gold	800	64,232
Olin	1,340	23,477
†Owens-Illinois	1,410	46,347
Praxair	1,800	144,558
Rock-Tenn Class A	495	24,953
†Rockwood Holdings	990	23,324
Schulman (A.)	1,120	22,602
Silgan Holdings	335	19,390
United States Steel	1,420	78,270
		775,552
Telecommunications – 1.50%
Alaska Communications Systems Group	1,920	15,322
†Arris Group	1,375	15,716
AT&T	7,960	223,119
†Crown Castle International	7,000	273,279
†GeoEye	100	2,788
†Knology	1,805	19,765
NTELOS Holdings	1,130	20,137
Plantronics	370	9,613
Verizon Communications	9,180	304,132
		883,871
Utilities – 1.00%
Edison International	5,800	201,724
NorthWestern	450	11,709
†NRG Energy	1,200	28,332
Otter Tail	625	15,500
Progress Energy	5,100	209,151
Sempra Energy	880	49,262
UIL Holdings	430	12,074
UNITIL	650	14,937
Wisconsin Energy	860	42,854
		585,543
Total U.S. Markets (cost $19,908,374)		21,950,424

§Developed Markets – 18.48%
Consumer Discretionary – 3.68%
Autoliv	5,900	255,825
±Bayerische Motoren Werke	4,704	215,199
±Don Quijote	7,200	174,827
±Esprit Holdings	29,369	194,846
±PPR	1,675	200,792
±Publicis Groupe	4,339	176,191
±Round One	12,576	74,636
±Techtronic Industries	197,000	163,300
±Toyota Motor	4,186	176,600
±Vivendi	8,781	260,273

±WPP Group	11,878	116,048
±Yue Yuen Industrial Holdings	52,000	150,547
		2,159,084
Consumer Staples – 1.50%
±Coca-Cola Amatil	22,827	235,359
±First Pacific	90,696	55,121
±Greggs	22,359	156,811
±Metro	3,476	213,651
±Parmalat	78,693	219,712
		880,654
Energy – 1.33%
±BP	16,572	160,303
±CNOOC	140,000	218,103
†Nabors Industries	1,444	31,609
Tenaris ADR	750	31,988
±Total	2,449	157,091
†Transocean	2,200	182,160
		781,254
Financials – 2.20%
Aspen Insurance Holdings	1,495	38,048
Assured Guaranty	570	12,403
±AXA	7,351	172,365
±Banco Santander	13,523	223,167
±Franshion Properties China	92,000	32,194
Max Capital Group	965	21,520
±Mitsubishi UFJ Financial Group	42,714	210,536
†±Nordea Bank	18,914	191,528
±Standard Chartered	8,253	207,484
±UniCredit	54,394	181,639
		1,290,884
Health Care – 1.63%
±Astellas Pharma	5,000	186,665
†AstraZeneca	1,932	90,790
†Eurand	1,725	22,253
±Novartis	4,171	227,555
Novo Nordisk ADR	2,700	172,395
±Novo Nordisk Class B	2,342	149,306
±Sanofi-Aventis	1,392	109,326
		958,290
Industrials – 3.26%
±Asahi Glass	21,000	199,882
±Cie de Saint-Gobain	4,608	249,635
±Deutsche Post	11,788	228,618
†±Finmeccanica	11,741	187,735
†Flextronics International	350	2,559
±Koninklijke Philips Electronics	8,942	263,968
±Singapore Airlines	19,688	208,478
±Teleperformance	7,049	228,414
†Tomkins	63,986	199,882
±Vallourec	812	146,711
		1,915,882
Information Technology – 1.21%
Accenture Class A	944	39,176
†CGI Group Class A	33,706	456,834
±Nokia	16,511	213,204
		709,214
Materials – 1.72%
Agrium	3,900	239,850
†Alumina ADR	2,050	13,428
†±Anglo American	1,148	49,728
±ArcelorMittal	2,755	125,754
†@±Griffin Mining	11,410	6,874
±Lafarge	2,391	196,648
±Linde	1,625	194,804
Syngenta ADR	3,300	185,691
		1,012,777
Telecommunications – 1.59%
China Mobile ADR	5,700	264,651
±China Unicom Hong Kong	26,000	34,118
China Unicom Hong Kong ADR	8,117	106,414

Philippine Long Distance Telephone ADR	300	17,001
±Telstra	31,662	97,341
TELUS	6,551	212,682
±Vodafone Group	86,666	200,602
		932,809
Utilities – 0.36%
±National Grid	19,587	213,759
		213,759
Total Developed Markets (cost $9,519,516)		10,854,607

×Emerging Markets – 8.96%
Consumer Discretionary – 0.40%
†Focus Media Holding ADR	4,975	78,854
†#Grupo Clarin Class B GDR 144A	1,400	6,880
Grupo Televisa ADR	2,600	53,976
±JD Group	2,690	17,806
±Oriental Holdings	7,400	12,280
±Sun International	1,113	14,227
†±Turk Sise ve Cam Fabrikalari	14,604	18,285
Wal-Mart de Mexico Series V	7,771	34,643
		236,951
Consumer Staples – 0.56%
Brazil Foods ADR	400	20,948
†Cosan Class A	3,700	32,190
Cresud ADR	4,580	65,860
Fomento Economico Mexicano ADR	775	37,107
±Gudang Garam	23,500	53,506
†±Lotte Confectionery	23	25,494
±President Chain Store	11,496	27,304
±Tongaat Hulett	1,206	16,056
†Wimm-Bill-Dann Foods ADR	2,000	47,660
		326,125
Energy – 2.03%
China Petroleum & Chemical ADR	425	37,430
±China Shenhua Energy	6,500	31,552
†Gazprom ADR	4,700	119,850
†KazMunaiGas Exploration Production GDR	3,395	84,196
†LUKOIL ADR	500	28,650
LUKOIL ADR (London International Exchange)	400	22,560
†@Oil & Gas Development GDR	500	6,559
±PetroChina	16,000	19,021
PetroChina ADR	525	62,454
Petroleo Brasileiro SA ADR	2,375	113,240
Petroleo Brasileiro SP ADR	8,600	364,553
±Polski Koncern Naftowy Orlen	1,820	21,437
@PTT Exploration & Production	8,517	37,552
†#Reliance Industries GDR 144A	1,486	70,362
†Rosneft Oil GDR	1,046	8,807
±Sasol	928	37,038
Sasol ADR	600	23,964
±SK Energy	335	33,611
±Surgutneftegaz ADR	4,897	43,297
±Tambang Batubara Bukit Asam	15,000	27,226
		1,193,359
Financials – 1.19%
±Alarko Gayrimenkul Yatirim Ortakligi	388	3,618
Banco Bradesco ADR	2,875	62,876
Banco Santander Brasil ADR	4,100	57,154
±Bangkok Bank	8,800	30,807
†±Bank Hapoalim	3,661	15,902
†±Bank Leumi Le-Israel	3,558	16,239
Credicorp	500	38,510
Cyrela Brazil Realty	1,242	17,458
†Grupo Financiero Galicia ADR	18,700	107,712
±Hong Leong Bank	14,500	34,356
†@±Indiabulls Real Estate GDR	400	1,952
IRSA Inversiones y Representaciones GDR	3,600	34,200
Itau Unibanco Holding ADR	3,357	76,674
KB Financial Group ADR	1,193	60,664
±KLCC Property Holdings	11,600	11,623

@Sberbank	22,858	64,208
±Standard Bank Group	2,690	36,798
±Turkiye Is Bankasi Class C	5,182	21,832
†±UEM Land Holdings	21,476	9,275
		701,858
Industrials – 0.48%
±Alarko Holding	13,550	36,161
†±CJ	470	25,264
†Empresas	11,915	27,789
†±Evergreen Marine	57,000	31,749
±Fosun International	32,048	22,217
±Hyundai Elevator	158	7,862
†±Metallurgical	18,000	10,656
†±Siam Cement NVDR	6,900	48,594
±Sinotrans	31,000	8,089
±SK Holdings	143	10,897
†±Walsin Lihwa	86,000	32,219
±Yazicilar Holding Class A	3,154	20,369
		281,866
Information Technology – 0.63%
Infosys Technologies ADR	1,550	85,669
LG Display ADR	800	13,544
±Samsung Electronics	142	97,240
†Shanda Games ADR	2,600	26,494
†Shanda Interactive Entertainment ADR	100	5,261
†Sina	900	40,662
†±SK Communications	662	8,837
±Taiwan Semiconductor Manufacturing	15,074	30,377
†±United Microelectronics	48,000	25,928
†United Microelectronics ADR	8,800	34,144
		368,156
Materials – 1.23%
†Aluminum Corporation of China ADR	1,100	29,975
±ArcelorMittal South Africa	1,670	23,046
†Cemex ADR	3,262	38,557
Cia de Minas Buenaventura ADR	800	26,776
Cia Siderurgica Nacional ADR	1,975	63,062
†Fibria Celulose ADR	2,097	47,895
±Formosa Chemicals & Fibre	16,480	35,725
Gold Fields ADR	2,200	28,842
±Impala Platinum Holdings	1,142	31,089
±Israel Chemicals	1,500	19,669
†MMC Norilsk Nickel ADR	1,374	19,689
POSCO ADR	450	58,995
†±Sinopec Shanghai Petrochemical	42,186	16,569
Vale ADR	9,650	280,140
		720,029
Telecommunications – 1.31%
America Movil ADR	2,150	101,007
†±Blue Label Telecoms	5,283	3,661
±China Telecom	64,000	26,464
†Chunghwa Telecom ADR	9,467	175,802
KT ADR	5,300	89,146
±LG Telecom	7,143	51,983
Mobile Telesystems ADR	600	29,334
SK Telecom ADR	3,400	55,284
±Telkom	1,855	9,342
Telkom ADR	1,000	20,343
Tim Participacoes ADR	1,200	35,652
±Turkcell Iletisim Hizmet	2,690	19,036
Turkcell Iletisim Hizmet ADR	1,550	27,110
†±Vodacom Group	16,688	126,930
		771,094
Utilities – 1.13%
AES Tiete	4,206	41,505
Centrais Eletricas Brasileiras	13,000	271,039
Cia Energetica de Minas Gerais ADR	1,087	19,631
Energias do Brasil	7,400	142,438
†±Huadian Power International	62,000	16,379
Huaneng Power International ADR	2,350	52,687

Korea Electric Power ADR		5,800	84,332
Pampa Energia ADR		700	8,190
†±Polska Grupa Energetyczna		1,566	13,377
±Tanjong		3,400	16,693
			666,271
Total Emerging Markets (cost $4,215,563)			5,265,709
Total Common Stock (cost $33,643,453)			38,070,740

Convertible Preferred Stock – 0.10%
Basic Materials – 0.01%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		50	5,763
			5,763
Energy – 0.04%
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		110	19,763
			19,763
Health Care & Pharmaceuticals – 0.05%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		27	30,752
			30,752
Total Convertible Preferred Stock (cost $36,261)			56,278

Exchange Traded Fund – 8.91%
iShares MSCI EAFE Growth Index		95,010	5,236,951
Total Exchange Traded Fund (cost $5,347,302)			5,236,951

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.24%
Fannie Mae REMICS Series 2003-32 PH 5.50% 3/25/32	USD	60,000	63,238
Freddie Mac REMICS Series 2512 PG 5.50% 10/15/22		75,000	79,747
Total Agency Collateralized Mortgage Obligations (cost $131,663)			142,985

Agency Mortgage-Backed Securities – 1.41%
Fannie Mae S.F. 15 yr 5.50% 7/1/22		42,777	45,389
Fannie Mae S.F. 30 yr
4.50% 6/1/38		63,593	63,546
5.00% 12/1/36		222,456	228,725
6.50% 2/1/36		16,433	17,711
Fannie Mae S.F. 30 yr TBA
4.50% 1/1/40		80,000	79,850
5.50% 1/1/40		135,000	141,307
6.00% 1/15/40		135,000	142,973
Freddie Mac S.F. 30 yr TBA 4.00% 1/1/40		110,000	106,064
Total Agency Mortgage-Backed Securities (cost $816,593)			825,565

Commercial Mortgage-Backed Securities – 1.23%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		25,000	25,688
Bank of America Commercial Mortgage Securities
Series 2004-4 A4 4.502% 7/10/42		100,000	100,131
•Series 2005-1 A5 5.095% 11/10/42		10,000	9,920
•Series 2007-4 AM 5.811% 2/10/51		10,000	7,218
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41		40,000	40,432
•Series 2005-PW10 A4 5.405% 12/11/40		25,000	24,500
•Series 2005-T20 A4A 5.149% 10/12/42		25,000	24,535
Series 2007-PW15 A4 5.331% 2/11/44		25,000	21,574
•wCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44		15,000	14,564
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		100,000	97,736
•Series 2004-GG2 A6 5.396% 8/10/38		20,000	19,654
Series 2005-GG4 A4A 4.751% 7/10/39		20,000	19,363
•Series 2007-GG10 A4 5.805% 8/10/45		25,000	21,466
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.179% 12/15/44		25,000	24,749
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		25,000	24,454
Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		210,000	210,343
•Series 2007-T27 A4 5.649% 6/11/42		40,000	38,619
Total Commercial Mortgage-Backed Securities (cost $676,507)			724,946

Convertible Bonds – 1.12%
Aerospace & Defense – 0.04%
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35	23,000	24,265
		24,265
Automobiles & Automotive Parts – 0.03%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	20,000	14,950
		14,950
Banking, Finance & Insurance – 0.02%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	13,000	12,903
		12,903
Basic Materials – 0.04%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	18,000	19,215
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	6,000	7,118
		26,333
Building & Materials – 0.02%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	10,000	9,325
		9,325
Computers & Technology – 0.03%
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	20,000	16,775
		16,775
Electronics & Electrical Equipment – 0.12%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	25,000	22,624
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	19,000	18,763
#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39	10,000	11,538
Linear Technology 3.00% exercise price $46.12, expiration date 5/1/27	16,000	16,120
		69,045
Energy – 0.07%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	34,000	25,883
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41	15,000	15,225
		41,108
Health Care & Pharmaceuticals – 0.13%
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	34,000	29,198
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16	18,000	20,745
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	23,000	24,121
		74,064
Leisure, Lodging & Entertainment – 0.09%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	35,000	35,831
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	13,000	15,909
		51,740
Real Estate – 0.13%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	18,000	17,505
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	24,000	31,350
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	5,000	5,606
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	20,000	21,350
		75,811
Telecommunications – 0.35%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	22,000	20,213
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	10,000	9,988
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	10,000	8,325
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	31,000	29,565
Lucent Technologies 2.75% exercise price $16.75, expiration date 6/15/23	23,000	22,914
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	23,000	21,218
Qwest Communications International 3.50% exercise price $5.01, expiration date 11/15/25	16,000	16,680
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	26,000	34,254
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	13,000	11,619
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	27,000	32,129
		206,905
Transportation – 0.05%
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	35,000	31,544
		31,544
Total Convertible Bonds (cost $554,717)		654,768

Corporate Bonds – 13.62%
Banking – 1.87%
•BAC Capital Trust XIV 5.63% 12/31/49	30,000	20,925
Bank of America
5.125% 11/15/14	27,000	28,023
5.75% 12/1/17	35,000	35,897
Bank of New York Mellon 4.95% 3/15/15	25,000	26,289
#Barclays Bank 144A 6.05% 12/4/17	115,000	117,218
BB&T 5.25% 11/1/19	45,000	43,451

Capital One Financial 7.375% 5/23/14		60,000	67,998
Citigroup
6.01% 1/15/15		15,000	15,333
6.375% 8/12/14		50,000	52,397
6.50% 8/19/13		34,000	36,246
•Citigroup Capital XXI 8.30% 12/21/57		10,000	9,675
GMAC
6.00% 12/15/11		5,000	4,950
6.875% 9/15/11		20,000	19,900
6.875% 8/28/12		25,000	24,750
JPMorgan Chase 5.75% 1/2/13		30,000	32,017
JPMorgan Chase Capital XVIII 6.95% 8/17/36		5,000	4,872
JPMorgan Chase Capital XXII 6.45% 2/2/37		17,000	15,649
JPMorgan Chase Capital XXV 6.80% 10/1/37		28,000	27,906
Morgan Stanley 6.00% 4/28/15		100,000	106,643
PNC Funding
5.25% 11/15/15		20,000	20,593
5.625% 2/1/17		72,000	71,449
Regions Financial 7.75% 11/10/14		35,000	34,552
Rentenbank 6.00% 7/15/14	AUD	15,000	13,418
•USB Capital IX 6.189% 4/15/49	USD	100,000	81,375
Wachovia
5.25% 8/1/14		5,000	5,182
5.625% 10/15/16		70,000	71,675
•Wells Fargo Capital XIII 7.70% 12/29/49		55,000	53,625
Westpac Banking 4.875% 11/19/19		25,000	24,723
Zions Bancorporation
5.50% 11/16/15		5,000	3,539
5.65% 5/15/14		5,000	3,646
6.00% 9/15/15		15,000	10,621
7.75% 9/23/14		15,000	13,250
			1,097,787
Basic Industry – 0.90%
#Algoma Acqusition 144A 9.875% 6/15/15		15,000	12,844
ArcelorMittal
6.125% 6/1/18		17,000	17,570
9.00% 2/15/15		10,000	11,823
9.85% 6/1/19		25,000	32,388
Century Aluminum 8.00% 5/15/14		10,100	9,898
#Compass Minerals International 144A 8.00% 6/1/19		10,000	10,350
Cytec Industries 6.00% 10/1/15		25,000	26,387
Dow Chemical
5.70% 5/15/18		15,000	15,263
8.55% 5/15/19		30,000	35,854
#Essar Steel Algoma 144A 9.375% 3/15/15		15,000	14,869
#FMG Finance 144A 10.625% 9/1/16		20,000	22,225
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		15,000	16,448
#Georgia-Pacific 144A 8.25% 5/1/16		5,000	5,325
Huntsman International
7.375% 1/1/15		15,000	14,475
7.875% 11/15/14		10,000	9,825
Innophos 8.875% 8/15/14		20,000	20,400
International Paper 7.30% 11/15/39		10,000	10,642
Lubrizol 8.875% 2/1/19		35,000	43,585
#Momentive Performance Material 144A 12.50% 6/15/14		10,000	11,050
Nalco
8.875% 11/15/13		15,000	15,525
#144A 8.25% 5/15/17		5,000	5,338
#Newpage 144A 11.375% 12/31/14		15,000	15,225
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15		10,308	8,053
Novelis
7.25% 2/15/15		10,000	9,575
#144A 11.50% 2/15/15		10,000	10,763
Reliance Steel & Aluminum 6.85% 11/15/36		19,000	16,025
Ryerson 12.25% 11/1/15		5,000	5,250
#Sappi Papier Holding 144A 6.75% 6/15/12		15,000	14,378
Steel Dynamics 6.75% 4/1/15		20,000	19,925
Teck Resources
10.25% 5/15/16		7,000	8,190
#144A 10.75% 5/15/19		13,000	15,600

US Steel 7.00% 2/1/18	10,000	9,810
Vale Overseas
6.875% 11/21/36	22,000	22,037
6.875% 11/10/39	15,000	15,176
		532,091
Brokerage – 0.35%
E Trade Financial PIK 12.50% 11/30/17	15,000	17,119
Goldman Sachs Group
5.125% 1/15/15	25,000	26,298
5.25% 10/15/13	5,000	5,315
5.95% 1/18/18	12,000	12,692
6.25% 9/1/17	20,000	21,481
Jefferies Group
6.25% 1/15/36	5,000	3,996
6.45% 6/8/27	45,000	38,443
LaBranche 11.00% 5/15/12	35,000	33,819
Lazard Group
6.85% 6/15/17	17,000	17,133
7.125% 5/15/15	28,000	29,100
		205,396
Capital Goods – 0.77%
Allied Waste North America
6.875% 6/1/17	10,000	10,628
7.125% 5/15/16	40,000	42,654
Anixter 10.00% 3/15/14	10,000	11,100
#BAE Systems Holdings 144A 4.95% 6/1/14	5,000	5,211
Building Materials 7.75% 8/1/14	25,000	24,874
#BWAY 144A 10.00% 4/15/14	15,000	15,938
#Case New Holland 144A 7.75% 9/1/13	10,000	10,275
Casella Waste Systems
9.75% 2/1/13	15,000	14,888
#144A 11.00% 7/15/14	5,000	5,438
#CPM Holdings 144A 10.625% 9/1/14	5,000	5,300
Crown Americas Capital 7.625% 11/15/13	6,000	6,225
#Crown Americas Capital II 144A 7.625% 5/15/17	10,000	10,425
Eastman Kodak 7.25% 11/15/13	5,000	4,150
Graham Packaging Capital 9.875% 10/15/14	25,000	25,624
Graphic Packaging International
9.50% 8/15/13	15,000	15,563
#144A 9.50% 6/15/17	5,000	5,325
#Greif 144A 7.75% 8/1/19	5,000	5,125
Intertape Polymer 8.50% 8/1/14	5,000	4,306
Jabil Circuit 7.75% 7/15/16	10,000	10,550
L-3 Communications 6.125% 7/15/13	15,000	15,225
#Owens Brockway Glass Container 144A 7.375% 5/15/16	5,000	5,188
#Plastipak Holdings 144A
8.50% 12/15/15	10,000	10,313
10.625% 8/15/19	5,000	5,538
Pregis 13.375% 10/15/13	21,000	20,449
RBS Global/Rexnord 11.75% 8/1/16	15,000	14,925
Sanmina-SCI 8.125% 3/1/16	21,000	21,053
#Sealed Air 144A 7.875% 6/15/17	5,000	5,333
Smurfit Kappa Funding 7.75% 4/1/15	10,000	9,663
Solo Cup 8.50% 2/15/14	20,000	19,650
Terex 8.00% 11/15/17	10,000	9,675
#Trimas 144A 9.75% 12/15/17	5,000	4,931
Tyco International Finance 8.50% 1/15/19	47,000	56,856
USG 6.30% 11/15/16	20,000	18,000
		450,398
Consumer Cyclical – 1.48%
#Allison Transmission 144A 11.00% 11/1/15	30,000	31,649
American Axle & Manufacturing
5.25% 2/11/14	15,000	13,088
7.875% 3/1/17	5,000	4,250
ArvinMeritor 8.125% 9/15/15	20,000	19,200
Beazer Homes USA 8.625% 5/15/11	10,000	9,800
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	35,000	35,174
Burlington Coat Factory Warehouse 11.125% 4/15/14	10,000	10,375
Carrols 9.00% 1/15/13	5,000	5,100
CVS Caremark 6.60% 3/15/19	5,000	5,481

#wCVS Pass Through Trust 144A 8.353% 7/10/31	69,524	76,692
Darden Restaurants 6.80% 10/15/37	25,000	26,005
Ford Motor 7.45% 7/16/31	30,000	26,663
Ford Motor Credit 8.625% 11/1/10	30,000	30,895
Gaylord Entertainment 6.75% 11/15/14	5,000	4,675
Global Cash Access 8.75% 3/15/12	5,000	5,006
Goodyear Tire & Rubber
9.00% 7/1/15	10,000	10,450
10.50% 5/15/16	15,000	16,650
#Harrah's Operating 144A 10.00% 12/15/18	30,000	24,225
#Harrahs Operating Escrow 144A 11.25% 6/1/17	21,000	22,076
Inergy Finance
6.875% 12/15/14	5,000	4,963
#144A 8.75% 3/1/15	5,000	5,163
Interface
9.50% 2/1/14	5,000	4,944
#144A 11.375% 11/1/13	5,000	5,613
#Invista 144A 9.25% 5/1/12	20,000	20,400
K Hovnanian Enterprises
6.25% 1/15/15	5,000	3,600
7.50% 5/15/16	10,000	7,200
#144A 10.625% 10/15/16	10,000	10,500
#Landry's Restaurants 144A 11.625% 12/1/15	5,000	5,325
M/I Homes 6.875% 4/1/12	5,000	4,738
Macy's Retail Holdings
6.65% 7/15/24	27,000	24,705
8.875% 7/15/15	10,000	11,075
Meritage Homes 7.00% 5/1/14	10,000	9,600
MGM MIRAGE
6.625% 7/15/15	5,000	3,913
7.50% 6/1/16	15,000	11,775
7.625% 1/15/17	10,000	7,825
13.00% 11/15/13	10,000	11,525
#144A 11.125% 11/15/17	5,000	5,563
#144A 11.375% 3/1/18	10,000	9,000
Mobile Mini 9.75% 8/1/14	10,000	10,450
Mohawk Industries 6.875% 1/15/16	5,000	5,000
Mohegan Tribal Gaming Authority 6.875% 2/15/15	10,000	6,550
#NCL 144A 11.75% 11/15/16	5,000	4,963
New Albertsons 7.25% 5/1/13	5,000	5,088
#Norcraft 144A 10.50% 12/15/15	5,000	5,150
Norcraft Holdings 9.75% 9/1/12	10,000	9,650
Nordstrom
6.75% 6/1/14	25,000	27,946
7.00% 1/15/38	15,000	16,661
OSI Restaurant Partners 10.00% 6/15/15	10,000	8,875
Pinnacle Entertainment
7.50% 6/15/15	30,000	27,749
#144A 8.625% 8/1/17	5,000	5,125
#@Pokagon Gaming Authority 144A 10.375% 6/15/14	10,000	10,450
Rite Aid 9.375% 12/15/15	25,000	22,125
Royal Caribbean Cruises 6.875% 12/1/13	10,000	9,875
Ryland Group 8.40% 5/15/17	10,000	10,750
Sally Holdings 10.50% 11/15/16	20,000	21,600
#Sealy Mattress 144A 10.875% 4/15/16	5,000	5,588
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	15,000	11,475
Speedway Motorsports 8.75% 6/1/16	5,000	5,300
#Standard Pacific Escrow 144A 10.75% 9/15/16	10,000	10,250
Target 4.00% 6/15/13	25,000	26,073
Tenneco 8.625% 11/15/14	20,000	20,275
Toys R Us 7.625% 8/1/11	5,000	5,106
#Toys R Us Property 144A 10.75% 7/15/17	5,000	5,500
#TRW Automotive 144A 8.875% 12/1/17	15,000	15,675
Wynn Las Vegas 6.625% 12/1/14	15,000	14,569
		872,699
Consumer Non-Cyclical – 1.03%
Accellent 10.50% 12/1/13	15,000	14,513
#Alliance One International 144A 10.00% 7/15/16	25,000	26,375
#Anheuser-Busch InBev Worldwide 144A 7.20% 1/15/14	30,000	34,055
Bausch & Lomb 9.875% 11/1/15	15,000	15,900

Beckman Coulter
6.00% 6/1/15	40,000	43,659
7.00% 6/1/19	10,000	11,353
#Bio-Rad Laboratories 144A 8.00% 9/15/16	5,000	5,288
#CareFusion 144A 6.375% 8/1/19	55,000	58,984
Constellation Brands 7.25% 9/1/16	10,000	10,200
Delhaize Group 5.875% 2/1/14	15,000	16,125
DJO Finance 10.875% 11/15/14	10,000	10,600
#Dole Food 144A
8.00% 10/1/16	5,000	5,100
13.875% 3/15/14	6,000	7,245
Ingles Markets 8.875% 5/15/17	10,000	10,450
Inverness Medical Innovations 9.00% 5/15/16	15,000	15,413
Jarden 8.00% 5/1/16	15,000	15,563
#JBS USA Finance 144A 11.625% 5/1/14	15,000	17,063
LVB Acquistion
11.625% 10/15/17	5,000	5,550
PIK 10.375% 10/15/17	5,000	5,450
Medco Health Solutions 7.125% 3/15/18	40,000	45,035
#M-Foods Holdings 144A 9.75% 10/1/13	5,000	5,219
#National Money Mart 144A 10.375% 12/15/16	15,000	15,413
Psychiatric Solutions
7.75% 7/15/15	10,000	9,725
#144A 7.75% 7/15/15	5,000	4,738
Quest Diagnostic
5.45% 11/1/15	52,000	56,287
6.40% 7/1/17	15,000	16,485
Smithfield Foods
7.75% 5/15/13	20,000	19,500
#144A 10.00% 7/15/14	5,000	5,450
Supervalu
7.50% 11/15/14	5,000	5,088
8.00% 5/1/16	10,000	10,200
#Tops Markets 144A 10.125% 10/15/15	5,000	5,175
#Tyson Foods 144A 10.50% 3/1/14	10,000	11,475
Universal Hospital Services PIK 8.50% 6/1/15	5,000	4,950
Yale University 2.90% 10/15/14	40,000	39,895
Yankee Acquisition 9.75% 2/15/17	20,000	19,800
		603,321
Energy – 1.98%
AmeriGas Partners 7.125% 5/20/16	5,000	5,025
Berry Petroleum 10.25% 6/1/14	10,000	10,925
Chesapeake Energy
6.50% 8/15/17	15,000	14,775
6.625% 1/15/16	20,000	19,900
Complete Production Service 8.00% 12/15/16	15,000	14,869
Copano Energy 7.75% 6/1/18	10,000	10,075
Denbury Resources
7.50% 4/1/13	5,000	5,050
9.75% 3/1/16	5,000	5,363
Dynergy Holdings 7.75% 6/1/19	25,000	21,813
El Paso
6.875% 6/15/14	10,000	10,043
7.25% 6/1/18	20,000	19,860
Enbridge Energy Partners 9.875% 3/1/19	25,000	31,707
Energy Transfer Partners 9.70% 3/15/19	25,000	30,927
Enterprise Products Operating
5.00% 3/1/15	10,000	10,289
•8.375% 8/1/66	20,000	19,524
9.75% 1/31/14	35,000	41,808
Forest Oil 7.25% 6/15/19	10,000	9,925
Geophysique-Veritas 7.75% 5/15/17	15,000	14,963
#Helix Energy Solutions Group 144A 9.50% 1/15/16	10,000	10,300
#Hercules Offshore 144A 10.50% 10/15/17	15,000	15,900
#Hilcorp Energy Finance I 144A
7.75% 11/1/15	5,000	4,925
9.00% 6/1/16	15,000	15,300
#Holly 144A 9.875% 6/15/17	10,000	10,575
International Coal 10.25% 7/15/14	20,000	19,325
Key Energy Services 8.375% 12/1/14	15,000	15,113

Kinder Morgan Energy Partners 9.00% 2/1/19	75,000	92,437
Mariner Energy 8.00% 5/15/17	20,000	19,300
Massey Energy 6.875% 12/15/13	15,000	15,056
#Midcontinent Express Pipeline 144A 6.70% 9/15/19	75,000	77,060
#Murray Energy 144A 10.25% 10/15/15	10,000	10,000
Nexen 7.50% 7/30/39	35,000	40,255
Noble Energy 8.25% 3/1/19	25,000	29,959
OPTI Canada
7.875% 12/15/14	10,000	8,250
8.25% 12/15/14	10,000	8,288
Petrobras International Finance 5.75% 1/20/20	25,000	25,557
PetroHawk Energy
9.125% 7/15/13	10,000	10,500
#144A 10.50% 8/1/14	10,000	10,975
Petroleum Development 12.00% 2/15/18	10,000	10,363
Plains All American Pipeline
5.75% 1/15/20	55,000	55,145
6.125% 1/15/17	45,000	47,334
Plains Exploration & Production 8.625% 10/15/19	5,000	5,163
Pride International 8.50% 6/15/19	35,000	40,600
Quicksilver Resources
7.125% 4/1/16	10,000	9,375
11.75% 1/1/16	5,000	5,700
Range Resources 8.00% 5/15/19	10,000	10,750
Regency Energy Partners
8.375% 12/15/13	5,000	5,200
#144A 9.375% 6/1/16	5,000	5,350
#SandRidge Energy 144A
8.75% 1/15/20	15,000	15,075
9.875% 5/15/16	15,000	15,863
•TransCanada Pipelines 6.35% 5/15/67	20,000	18,792
Weatherford International
4.95% 10/15/13	10,000	10,437
5.95% 6/15/12	2,000	2,142
9.625% 3/1/19	70,000	87,408
#Woodside Petroleum 144A
4.50% 11/10/14	75,000	75,750
5.00% 11/15/13	10,000	10,239
		1,166,602
Financials – 0.52%
Capital One Capital V 10.25% 8/15/39	15,000	17,483
Capitial One Capital VI 8.875% 5/15/40	15,000	16,088
Cardtronics 9.25% 8/15/13	15,000	15,506
FTI Consulting 7.75% 10/1/16	20,000	20,350
General Electric Capital 6.00% 8/7/19	114,000	118,550
International Lease Finance
5.25% 1/10/13	10,000	8,162
5.35% 3/1/12	1,000	869
5.55% 9/5/12	5,000	4,166
5.625% 9/20/13	15,000	11,775
5.875% 5/1/13	35,000	27,840
6.375% 3/25/13	10,000	8,227
6.625% 11/15/13	37,000	29,808
Nuveen Investments 10.50% 11/15/15	30,000	27,375
		306,199
Insurance – 0.32%
MetLife
6.40% 12/15/36	50,000	44,500
6.817% 8/15/18	20,000	22,312
UnitedHealth Group
5.50% 11/15/12	12,000	12,821
5.80% 3/15/36	14,000	12,587
6.00% 2/15/18	30,000	31,038
WellPoint
6.00% 2/15/14	32,000	34,735
7.00% 2/15/19	25,000	28,009
		186,002
Media – 1.35%
Affinion Group 11.50% 10/15/15	10,000	10,525
#Cablevision Systems 144A 8.625% 9/15/17	10,000	10,463

CCH II 13.50% 11/30/16		15,000	17,738
#Cengage Learning Acquisitions 144A 10.50% 1/15/15		10,000	9,613
#Cequel Communications Holdings 144A 8.625% 11/15/17		5,000	5,075
#Charter Communications Operating 144A 10.875% 9/15/14		20,000	22,500
Comcast
4.95% 6/15/16		20,000	20,568
6.50% 1/15/15		80,000	89,724
#Cox Communications 144A
5.875% 12/1/16		10,000	10,600
6.95% 6/1/38		25,000	26,566
8.375% 3/1/39		15,000	18,736
DIRECTV Holdings
7.625% 5/15/16		60,000	65,633
#144A 4.75% 10/1/14		10,000	10,218
#DISH DBS 144A 7.875% 9/1/19		55,000	57,957
#GXS Worldwide 144A 9.75% 6/15/15		20,000	19,750
#Interpublic Group 144A 10.00% 7/15/17		10,000	11,150
Lamar Media 6.625% 8/15/15		10,000	9,750
LIN Television 6.50% 5/15/13		5,000	4,775
#Mediacom Capital 144A 9.125% 8/15/19		10,000	10,250
Nielsen Finance 10.00% 8/1/14		25,000	26,188
Shaw Communication 6.75% 11/9/39	CAD	23,000	21,661
#Sinclair Television Group 144A 9.25% 11/1/17	USD	10,000	10,450
Sirius XM Radio 9.625% 8/1/13		5,000	5,000
#Terremark Worldwide 144A 12.00% 6/15/17		10,000	11,100
Time Warner Cable 8.25% 4/1/19		125,000	149,135
Time Warner Telecom Holdings 9.25% 2/15/14		15,000	15,544
#Univision Communications 144A 12.00% 7/1/14		20,000	22,125
Videotron 9.125% 4/15/18		10,000	11,050
#Vivendi 144A
5.75% 4/4/13		50,000	52,606
6.625% 4/4/18		22,000	23,882
#XM Satellite Radio 144A 13.00% 8/1/13		5,000	5,456
XM Satellite Radio Holdings PIK 10.00% 6/1/11		5,000	5,025
			790,813
Real Estate – 0.12%
Developers Diversified Realty
5.375% 10/15/12		10,000	9,404
9.625% 3/15/16		10,000	10,452
Host Hotels & Resorts
7.125% 11/1/13		5,000	5,106
#144A 9.00% 5/15/17		10,000	10,863
ProLogis 7.375% 10/30/19		30,000	29,643
Ventas Realty 6.50% 6/1/16		5,000	4,850
			70,318
Services Non-Cyclical – 0.55%
#Alliance HealthCare Services 144A 8.00% 12/1/16		10,000	9,800
ARAMARK 8.50% 2/1/15		25,000	25,875
Avis Budget Car Rental
7.675% 5/15/14		15,000	14,325
7.75% 5/15/16		10,000	9,400
Community Health Systems 8.875% 7/15/15		10,000	10,375
HCA 9.25% 11/15/16		55,000	59,193
Hertz
8.875% 1/1/14		10,000	10,275
10.50% 1/1/16		15,000	16,088
Hospira 6.40% 5/15/15		50,000	55,404
Iron Mountain
8.00% 6/15/20		15,000	15,300
8.75% 7/15/18		5,000	5,213
RSC Equipment Rental
9.50% 12/1/14		20,000	20,125
#144A 10.25% 11/15/19		10,000	10,088
Select Medical 7.625% 2/1/15		25,000	24,375
Tenet Healthcare 7.375% 2/1/13		20,000	20,150
•US Oncology Holdings PIK 6.428% 3/15/12		20,000	18,800
			324,786
Technology & Electronics – 0.30%
First Data 9.875% 9/24/15		60,000	56,250
Freescale Semiconductor 8.875% 12/15/14		60,000	55,350

SunGard Data Systems 10.25% 8/15/15	14,000	14,980
#Unisys 144A 12.75% 10/15/14	10,000	11,600
Xerox
4.25% 2/15/15	20,000	19,883
8.25% 5/15/14	15,000	17,223
		175,286
Telecommunications – 1.26%
America Movil 5.625% 11/15/17	19,000	19,766
American Tower 7.00% 10/15/17	30,000	33,375
AT&T 6.50% 9/1/37	45,000	46,794
Cincinnati Bell
7.00% 2/15/15	15,000	14,888
8.25% 10/15/17	15,000	15,300
#Clearwire Communications 144A 12.00% 12/1/15	45,000	45,899
Cricket Communications
9.375% 11/1/14	30,000	30,300
#144A 7.75% 5/15/16	5,000	5,013
Crown Castle International 9.00% 1/15/15	15,000	16,050
#DigitalGlobe 144A 10.50% 5/1/14	5,000	5,375
#GCI 144A 8.625% 11/15/19	5,000	5,069
#Global Crossing 144A 12.00% 9/15/15	20,000	22,050
Hughes Network Systems 9.50% 4/15/14	15,000	15,563
#Intelsat Bermuda 144A 11.25% 2/4/17	35,000	35,262
Intelsat Jackson Holdings 11.25% 6/15/16	30,000	32,625
Intelsat Subsidiary Holding 8.875% 1/15/15	10,000	10,400
Level 3 Financing
9.25% 11/1/14	10,000	9,500
12.25% 3/15/13	10,000	10,650
Lucent Technologies 6.45% 3/15/29	10,000	7,213
MetroPCS Wireless 9.25% 11/1/14	30,000	30,525
#NII Capital 144A
8.875% 12/15/19	10,000	9,788
10.00% 8/15/16	15,000	15,788
PAETEC Holding 8.875% 6/30/17	5,000	5,088
#Qwest 144A 8.375% 5/1/16	10,000	10,775
Sprint Capital
6.875% 11/15/28	20,000	16,725
8.75% 3/15/32	45,000	42,637
Sprint Nextel 6.00% 12/1/16	14,000	12,845
#Telcordia Technologies 144A 10.00% 3/15/13	25,000	22,375
Telecom Italia Capital
5.25% 10/1/15	57,000	59,669
7.175% 6/18/19	25,000	27,920
Telesat Canada
11.00% 11/1/15	15,000	16,350
12.50% 11/1/17	5,000	5,525
Verizon Communications 6.40% 2/15/38	20,000	20,978
Vodafone Group
5.00% 12/16/13	7,000	7,419
5.00% 9/15/15	15,000	15,742
5.375% 1/30/15	27,000	29,048
Windstream 8.125% 8/1/13	10,000	10,425
		740,714
Transportation – 0.03%
Delta Air Lines 7.92% 11/18/10	5,000	5,025
Kansas City Southern Railway 13.00% 12/15/13	10,000	11,650
		16,675
Utilities – 0.78%
AES
8.00% 10/15/17	15,000	15,469
8.00% 6/1/20	40,000	40,899
Ameren 8.875% 5/15/14	10,000	11,242
#American Transmission Systems 144A 5.25% 1/15/22	20,000	19,793
#Calpine Construction Finance 144A 8.00% 6/1/16	20,000	20,700
Edison Mission Energy
7.20% 5/15/19	5,000	3,813
7.50% 6/15/13	5,000	4,725
Energy Future Holdings 10.875% 11/1/17	10,000	8,225
Illinois Power 9.75% 11/15/18	50,000	62,270
Mirant North America 7.375% 12/31/13	5,000	4,969

NRG Energy
7.25% 2/1/14	5,000	5,075
7.375% 2/1/16	30,000	30,113
Orion Power Holdings 12.00% 5/1/10	5,000	5,150
Pennsylvania Electric 5.20% 4/1/20	40,000	39,473
PPL Electric Utilities 7.125% 11/30/13	17,000	19,449
Progress Energy 4.875% 12/1/19	20,000	19,474
Public Service Company of Oklahoma 5.15% 12/1/19	85,000	84,552
•Puget Sound Energy 6.974% 6/1/67	15,000	13,254
Sempra Energy 6.00% 10/15/39	20,000	19,817
Texas Competitive Electric Holdings 10.25% 11/1/15	25,000	20,375
TXU 5.55% 11/15/14	15,000	10,713
		459,550
Total Corporate Bonds (cost $7,291,392)		7,998,637

Municipal Bonds – 0.16%
California State
7.30% 10/1/39	30,000	28,484
7.55% 4/1/39	50,000	49,295
Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39	15,000	15,737
Total Municipal Bonds (cost $96,369)		93,516

Non-Agency Asset-Backed Securities – 0.41%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.186% 10/6/21	20,000	20,076
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	24,107	24,451
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14	40,000	40,937
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	15,000	15,546
Series 2005-A10 A10 4.65% 12/17/12	15,000	15,459
CNH Equipment Trust
•Series 2007-A A4 0.273% 9/17/12	7,163	7,126
•Series 2007-B A3B 0.833% 10/17/11	7,665	7,666
Series 2008-A A4A 4.93% 8/15/14	40,000	41,434
Series 2009-C A3 1.85% 12/16/13	10,000	9,961
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	20,000	20,538
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	34,367	34,810
Total Non-Agency Asset-Backed Securities (cost $229,158)		238,004

Non-Agency Collateralized Mortgage Obligations – 0.77%
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34	2,330	2,258
Series 2004-10 1CB1 6.00% 11/25/34	2,606	2,109
Series 2005-3 2A1 5.50% 4/25/20	2,400	2,142
Series 2005-9 5A1 5.50% 10/25/20	52,478	48,148
Bank of America Funding Securities
Series 2005-6 7A1 5.50% 7/25/20	2,372	2,176
Series 2005-8 1A1 5.50% 1/25/36	10,667	9,778
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21	18,328	17,549
•Series 2007-AR8 1A3A 5.817% 8/25/37	82,650	58,984
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35	46,436	42,569
@Series 2006-17 A5 6.00% 12/25/36	8,705	7,732
•First Horizon Asset Securities Series 2007-AR3 2A2 6.289% 11/25/37	16,935	11,466
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	30,808	26,888
•MLCC Mortgage Investors Series 2004-HB1 A1 0.591% 4/25/29	76,904	54,538
•Structured ARM Loan Trust Series 2004-3AC A2 3.013% 3/25/34	15,769	14,218
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 4A 6.00% 10/25/19	9,358	9,318
•Series 2006-AR10 1A1 5.921% 9/25/36	28,378	21,525
•Series 2007-HY1 1A1 5.677% 2/25/37	17,396	11,069
Wells Fargo Mortgage Backed Securities Trust
Series 2006-1 A3 5.00% 3/25/21	2,509	2,371
Series 2006-2 3A1 5.75% 3/25/36	15,791	13,408
•Series 2006-AR5 2A1 5.541% 4/25/36	27,725	21,609
•Series 2006-AR6 7A1 5.112% 3/25/36	68,008	60,628
•Series 2006-AR10 5A1 5.587% 7/25/36	14,898	11,598
Total Non-Agency Collateralized Mortgage Obligations (cost $371,736)		452,081

Regional Authorities – 0.07%Δ
Canada – 0.07%
Province of Ontario Canada
4.00% 10/7/19		20,000	19,189
4.40% 6/2/19	CAD	17,000	16,382
Province of Quebec Canada 4.50% 12/1/19	CAD	7,000	6,728
Total Regional Authorities (cost $42,902)			42,299

«Senior Secured Loans – 0.18%
Energy Futures Holdings Term Tranche Loan B2 3.735% 10/10/14	USD	25,934	21,128
Ford Motor Term Tranche Loan B 3.287% 12/15/13		39,560	36,663
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		25,000	25,913
PQ Term Tranche Loan 6.74% 7/30/15		25,000	21,688
Total Senior Secured Loans (cost $93,733)			105,392

Sovereign Debt – 0.33%Δ
Indonesia – 0.13%
Indonesia Treasury Bond
10.75% 5/15/16	IDR	351,000,000	40,113
12.80% 6/15/21	IDR	300,000,000	37,558
			77,671
Mexico – 0.14%
Mexican Bonos 10.00% 11/20/36	MXN	922,800	80,478
			80,478
Norway – 0.02%
Eksportfinans 3.00% 11/17/14	USD	15,000	14,787
			14,787
Poland – 0.04%
Poland Government Bond 5.50% 10/25/19	PLN	70,000	23,089
			23,089
Total Sovereign Debt (cost $191,202)			196,025

Supranational Banks – 0.53%
European Investment Bank
9.00% 12/21/18	ZAR	300,000	38,824
^10.902% 3/30/16	TRY	40,000	14,176
11.25% 2/14/13	BRL	90,000	53,418
International Bank for Reconstruction & Development
5.75% 8/20/12	MXN	700,000	52,831
5.75% 10/21/19	AUD	179,000	152,689
Total Supranational Banks (cost $300,359)			311,938

U.S. Treasury Obligations – 0.64%
U.S. Treasury Bond 4.50% 8/15/39	USD	40,000	39,106
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		124,535	129,673
∞2.00% 1/15/14		81,897	86,708
2.375% 1/15/17		58,958	63,753
U.S. Treasury Notes
2.125% 11/30/14		55,000	53,715
3.375% 11/15/19		5,000	4,811
Total U.S. Treasury Obligations (cost $382,015)			377,766

		Number of
		Shares
Preferred Stock – 0.16%
Bank of America 8.125%		15,000	14,460
Braskem Class A		1,892	15,284
@Transneft 0.82%		78	65,519
Total Preferred Stock (cost $62,335)			95,263

		Principal
		Amount°
≠Discounted Commercial Paper – 0.94%
Cornell University 0.25% 3/9/10	USD	250,000	249,998
General Electric Capital Services 0.15% 1/19/10		300,000	299,978
Total Discounted Commercial Paper (cost $549,861)			549,976

≠Discount Note – 0.32%
Federal Home Loan Bank 0.001% 1/4/10	190,000	190,000
Total Discount Note (cost $190,000)		190,000

Total Value of Securities – 95.95%
(cost $51,007,558)		56,363,130
Receivables and Other Assets Net of Liabilities (See Notes) – 4.05%		2,377,250
Net Assets Applicable to 6,576,616 Shares Outstanding – 100.00%		$58,741,885

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
PLN – Polish Zloty
SGD – Singapore Dollar
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2009.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΔSecurities have been classified by country of origin.
∞Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of December 31, 2009.
±Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $9,456,928 which represented 16.10% the Fund’s net assets. See Note 1 in "Notes."
fStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2009.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $2,026,174, which represented 3.45% of the Fund’s net assets. See Note 5 in "Notes."
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $179,718, which represented 0.31% of the Fund's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $354, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
×Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swaps
GDR – Global Depositary Receipts
NVDR – Non Voting Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

1The following foreign currency exchange contracts, financial futures contracts and CDS contracts were outstanding at December 31, 2009:

Foreign Currency Exchange Contracts
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(52,539)	USD	48,082	1/8/10	$928
CAD	38,662	USD	(36,100)	1/8/10	697
CAD	67,795	USD	(63,304)	1/8/10	1,223
EUR	542	USD	(805)	1/8/10	(29)
GBP	(237)	USD	392	1/8/10	8
IDR	221,444,000	USD	(23,205)	1/8/10	252
ILS	100,950	USD	(26,771)	1/29/10	(155)
INR	1,864,000	USD	(40,000)	10/20/10	(762)
KRW	158,796,399	USD	(136,799)	1/8/10	(656)
MYR	274,726	USD	(81,160)	1/8/10	(953)
NOK	(160,905)	USD	28,000	1/8/10	248
NOK	843,089	USD	(148,397)	1/8/10	(2,984)
PLN	(179,528)	USD	62,677	1/8/10	118
PLN	120,346	USD	(42,971)	1/8/10	(1,034)
SGD	113,136	USD	(81,434)	1/8/10	(923)
TRY	(21,272)	USD	14,077	1/8/10	(123)
TWD	2,585,025	USD	(80,131)	1/8/10	681
ZAR	(317,572)	USD	(41,482)	1/6/10	(1,326)
					$(4,790)

Financial Futures Contracts

Contracts	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Appreciation
(3) U.S. Treasury 5 yr Notes	$(348,110)	$(343,148)	3/31/10	$4,962

Swap Contracts
CDS Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$10,000	5.00%	9/20/14	$681

The use of foreign currency exchange contracts, financial futures contracts and CDS contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006 – September 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$51,625,406
Aggregate unrealized appreciation	$6,431,088
Aggregate unrealized depreciation	(1,693,364)
Net unrealized appreciation	$4,737,724

For federal income tax purposes, at September 30, 2009, capital loss carryforwards of $425,947 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$2,363,505	$20,076	$2,383,581
Common Stock	28,081,521	9,988,865	354	38,070,741
Corporate Debt	19,763	8,795,312	-	8,815,075
Foreign Debt	-	444,013	106,249	550,262
Investment Companies	5,236,951	-	-	5,236,951
Municipal Bonds	-	93,516	-	93,516
U.S. Treasury Obligations	377,766	-	-	377,766
Short-Term	-	739,976	-	739,976
Other	80,803	14,460	-	95,263
Total	$33,796,804	$22,439,647	$126,679	$56,363,130

Foreign Currency Exchange Contracts	$-	$(4,790)	$-	$(4,790)
Financial Futures Contracts	$-	$4,962	$-	$4,962
Swap Contracts	$-	$681	$-	$681

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-Backed &
		Other Mortgage	Common	Foreign
	Total	Backed Securities	Stock	Debt
Balance as of 9/30/09	$52,661	$-	$263	$52,398
Net change in unrealized
appreciation/depreciation	1,385	76	91	1,218
Purchases	72,633	20,000	-	52,633
Balance as of 12/31/09	$126,679	$20,076	$354	$106,249

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$1,385	$76	$91	$1,218

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending September 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing Fund portfolio against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2009, the Fund entered into CDS contracts as seller of protection. Periodic receipts on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon receipt, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2009, the aggregate unrealized appreciation of credit default swaps was $681. If a credit event has occurred as of December 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $10,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at December 31, 2009, the notional value of the protection sold was $10,000, which reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2009, the net unrealized appreciation of the protection sold was $681.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2009 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables and Other Assets Net of Liabilities	$542	Liabilities Net of Receivables and Other Assets	$5,332

Interest rate contracts (Futures)	Receivables and Other Assets Net of Liabilities	4,962	Liabilities Net of Receivables and Other Assets	-

Credit contracts (Swaps)	Receivables and Other Assets Net of Liabilities	681	Liabilities Net of Receivables and Other Assets	-

Total		$6,185		$5,332

The effect of derivative instruments on the statement of operations for the period ended December 31, 2009 was as follows:

			Change in Unrealized
			Appreciation or
		Realized Gain or Loss	Depreciation on
	Location of Gain or Loss on	on Derivatives	Derivatives Recognized
	Derivatives Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized gain on foreign
	currencies/net change in unrealized
	appreciation/depreciation of
	investments and foreign currencies	$7,682	$(6,288)
Interest rate contracts (Futures)	Net realized loss on futures
	contracts/net change in unrealized
	appreciation/depreciation of
	Investments and foreign currencies	(212)	6,811
Written options contracts (Options)	Net realized gain on options
	contracts and net change in
	unrealized appreciation/depreciation
	of foreign currencies	(2,019)	1,241
Credit contracts (Swaps)	Net realized gain on swap
	contracts/net change in unrealized
	appreciation/depreciation
	of investments and foreign currencies	82	362
Total		$5,533	$2,126

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2009.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP) and Delaware Service Company (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Foundation® Moderate Allocation Fund

December 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 49.65%
U.S. Markets – 29.44%
Consumer Discretionary – 3.10%
†AFC Enterprises	6,555	$53,489
American Eagle Outfitters	10,890	184,912
†Bally Technologies	1,635	67,509
Big 5 Sporting Goods	2,190	37,624
†Buffalo Wild Wings	2,005	80,741
Burger King Holdings	11,620	218,688
†Carmike Cinemas	2,690	20,336
†CEC Entertainment	1,660	52,987
=†Century Communications	25,000	0
†Citi Trends	2,695	74,436
CKE Restaurants	9,320	78,847
Cooper Tire & Rubber	2,550	51,128
†DIRECTV Group	1,100	36,685
†DSW Class A	3,115	80,616
†G-III Apparel Group	3,945	85,488
Guess	4,960	209,808
†Gymboree	2,120	92,199
†Iconix Brand Group	5,320	67,298
†Jack in the Box	4,620	90,875
Jarden	7,530	232,752
†Jo-Ann Stores	2,235	80,996
Jones Apparel Group	3,870	62,152
†Jos. A. Bank Clothiers	805	33,963
†Lincoln Educational Services	3,415	74,003
Lowe's	55,900	1,307,502
Mattel	31,600	631,368
McDonald's	4,950	309,078
Meredith	5,125	158,106
†Mobile Mini	1,580	22,262
National CineMedia	4,000	66,280
NIKE Class B	10,400	687,128
Nordstrom	2,210	83,052
†Papa John's International	2,365	55,246
†Perry Ellis International	3,635	54,743
Phillips-Van Heusen	6,280	255,470
†Shuffle Master	6,350	52,324
Staples	30,400	747,537
Tanger Factory Outlet Centers	2,420	94,356
†Tenneco	2,915	51,683
Time Warner Cable	5,440	225,162
†Tractor Supply	1,840	97,446
†Ulta Salon Cosmetics & Fragrance	5,090	92,434
†Urban Outfitters	7,240	253,328
†Viacom Class B	6,310	187,596
Wal-Mart Stores	5,560	297,182
Weight Watchers International	3,900	113,724
†WMS Industries	5,435	217,400
		8,127,939
Consumer Staples – 2.87%
Archer-Daniels-Midland	32,200	1,008,181
Bunge	5,700	363,831
Casey's General Stores	2,880	91,930
†Chattem	855	79,772
Coca-Cola	1,410	80,370
Colgate-Palmolive	2,630	216,055
CVS Caremark	28,760	926,359
Heinz (H.J.)	15,000	641,400

Kimberly-Clark	10,400	662,584
Kraft Foods Class A	23,300	633,294
Lance	1,370	36,031
PepsiCo	6,210	377,568
Procter & Gamble	17,650	1,070,119
Safeway	27,500	585,475
†Susser Holdings	7,525	64,640
Walgreen	19,000	697,680
		7,535,289
Energy – 2.94%
Anadarko Petroleum	1,820	113,604
Berry Petroleum Class A	3,125	91,094
†Bristow Group	2,240	86,128
†Carrizo Oil & Gas	3,540	93,775
Chesapeake Energy	4,330	112,060
Chevron	12,430	956,986
ConocoPhillips	28,815	1,471,581
Devon Energy	2,390	175,665
EOG Resources	11,080	1,078,084
EQT	2,810	123,415
Exxon Mobil	11,740	800,551
†Key Energy Services	7,965	70,012
Lufkin Industries	1,595	116,754
Marathon Oil	19,500	608,790
National Oilwell Varco	16,520	728,367
Noble	2,880	117,216
Occidental Petroleum	3,420	278,217
Penn Virginia	3,795	80,796
†Pioneer Drilling	7,170	56,643
†Rosetta Resources	3,890	77,528
Schlumberger	5,050	328,705
†Swift Energy	2,645	63,374
†Willbros Group	5,265	88,821
		7,718,166
Financials – 3.30%
AFLAC	5,060	234,025
Allstate	21,500	645,860
American Equity Investment Life Holding	3,920	29,165
AmTrust Financial Services	4,160	49,171
Apollo Investment	8,395	80,004
Ares Capital	5,040	62,748
Bank of America	5,900	88,854
Bank of New York Mellon	51,660	1,444,929
Berkley (W.R.)	4,470	110,141
Blackstone Group	2,000	26,240
Capital One Financial	4,130	158,344
City Holding	2,330	75,329
CME Group	2,100	705,495
Dime Community Bancshares	7,630	89,424
EastGroup Properties	2,270	86,896
Entertainment Properties Trust	2,525	89,057
First Mercury Financial	4,015	55,046
Flushing Financial	5,305	59,734
Goldman Sachs Group	2,160	364,694
Harleysville Group	2,305	73,276
Home Properties	2,510	119,752
Host Hotels & Resorts	9,870	115,183
Independent Bank	2,370	49,509
†IntercontinentalExchange	7,000	786,100
JPMorgan Chase	9,430	392,948
†Nasdaq OMX Group	6,900	136,758
optionsXpress Holdings	5,040	77,868
†ProAssurance	1,295	69,554
Prosperity Bancshares	2,495	100,973
Protective Life	3,291	54,466
Provident Financial Services	5,990	63,794
Prudential Financial	4,010	199,538
†RiskMetrics Group	3,745	59,583
RLI	1,550	82,538
Sovran Self Storage	2,480	88,610

TCF Financial	9,605	130,820
†Texas Capital Bancshares	3,605	50,326
Torchmark	3,900	171,405
Travelers	15,810	788,286
Trustmark	3,760	84,750
Univest Corporation of Pennsylvania	1,725	30,239
Webster Financial	4,640	55,077
Wells Fargo	15,950	430,491
		8,667,000
Health Care – 4.35%
Abbott Laboratories	4,180	225,678
†Affymetrix	5,745	33,551
†Air Methods	715	24,038
†Align Technology	4,355	77,606
†Alkermes	7,870	74,057
Allergan	16,000	1,008,159
†Alliance HealthCare Services	6,853	39,131
†Amgen	4,500	254,565
†AMN Healthcare Services	6,520	59,071
Bristol-Myers Squibb	26,300	664,075
Cardinal Health	23,000	741,520
†Catalyst Health Solutions	2,985	108,863
†Celera	9,185	63,468
†Celgene	2,010	111,917
†Conmed	4,175	95,190
†CryoLife	7,805	50,108
†Express Scripts	3,010	260,215
†Gen-Probe	3,750	160,875
†Gilead Sciences	18,550	802,844
†Human Genome Sciences	1,255	38,403
Johnson & Johnson	12,680	816,719
†Martek Biosciences	2,720	51,517
†Medco Health Solutions	13,000	830,830
†Medivation	840	31,626
Merck	29,030	1,060,755
†Merit Medical Systems	4,085	78,800
†Odyssey HealthCare	4,065	63,333
†ONYX Pharmaceuticals	3,230	94,768
†OSI Pharmaceuticals	1,885	58,492
Pfizer	63,330	1,151,972
†PharMerica	3,050	48,434
†Psychiatric Solutions	3,390	71,665
Quest Diagnostics	10,900	658,142
†Quidel	4,315	59,461
†Regeneron Pharmaceuticals	4,490	108,568
†Res-Care	4,065	45,528
†SonoSite	2,890	68,291
†Sun Healthcare Group	7,770	71,251
†Thermo Fisher Scientific	4,210	200,775
UnitedHealth Group	24,330	741,578
†Vertex Pharmaceuticals	2,750	117,838
West Pharmaceutical Services	2,190	85,848
		11,409,525
Industrials – 2.73%
AAON	2,860	55,741
Acuity Brands	2,240	79,834
Administaff	2,935	69,237
†Alaska Air Group	3,465	119,750
American Ecology	3,025	51,546
Applied Industrial Technologies	3,370	74,376
Barnes Group	3,965	67,009
†Chart Industries	3,915	64,793
†Columbus McKinnon	4,590	62,699
†CRA International	1,970	52,501
Deere	2,400	129,816
Ducommun	1,535	28,720
†DynCorp International Class A	5,040	72,324
ESCO Technologies	1,135	40,690
†Esterline Technologies	1,850	75,425
Expeditors International Washington	17,700	614,721

Fluor	3,070	138,273
General Electric	21,320	322,572
Goodrich	4,170	267,923
Granite Construction	1,845	62,103
†Hawaiian Holdings	4,870	34,090
Haynes International	2,195	72,369
Honeywell International	5,460	214,032
†Hub Group Class A	3,695	99,137
†Kadant	2,960	47,242
†Kforce	4,765	59,563
Koppers Holdings	2,790	84,928
Lockheed Martin	2,270	171,045
McGrath RentCorp	3,435	76,807
†Metalico	12,755	62,755
†MYR Group/Delaware	1,805	32,634
Norfolk Southern	4,050	212,301
Northrop Grumman	15,680	875,727
Republic Services	3,760	106,446
Rockwell Collins	2,510	138,954
Roper Industries	2,090	109,453
†Tetra Tech	2,650	72,001
†Titan Machinery	3,550	40,967
Triumph Group	1,465	70,686
†Tutor Perini	3,155	57,042
Union Pacific	2,590	165,501
United Parcel Service Class B	10,300	590,911
†United Stationers	1,860	105,741
United Technologies	5,180	359,544
†URS	2,580	114,862
Waste Management	21,400	723,533
		7,148,324
Information Technology – 7.21%
†Adobe Systems	16,300	599,514
American Software Class A	5,800	34,800
†Amkor Technology	9,050	64,798
†Anixter International	2,275	107,153
†Apple	7,920	1,670,010
†Applied Micro Circuits	7,345	54,867
†Atheros Communications	2,940	100,666
†Cisco Systems	17,910	428,765
†Digital River	2,640	71,254
†EMC	15,770	275,502
†Expedia	4,860	124,951
†FARO Technologies	4,210	90,262
†Google Class A	2,580	1,599,090
Hewlett-Packard	8,320	428,563
iGate	9,545	95,450
infoGROUP	9,380	75,228
†Informatica	4,210	108,871
Intel	56,770	1,158,108
International Business Machines	6,590	862,631
†Intuit	26,000	798,460
†IPG Photonics	3,075	51,476
IXYS	7,650	56,763
†j2 Global Communications	3,585	72,955
†JDA Software Group	3,395	86,471
†Lawson Software	12,000	79,800
MasterCard Class A	3,000	767,940
†McAfee	3,790	153,760
Microsoft	24,070	733,894
†Motorola	72,100	559,496
†NetAPP	6,020	207,028
†NETGEAR	3,700	80,253
NIC	5,245	47,939
†Nuance Communications	7,190	111,733
†ON Semiconductor	10,020	88,276
†priceline.com	2,600	568,100
†Progress Software	3,415	99,752
QUALCOMM	28,080	1,298,981
Quality Systems	1,645	103,290

†Radiant Systems	6,285	65,364
†RightNow Technologies	2,045	35,522
†Rofin-Sinar Technologies	2,090	49,345
†Sapient	10,320	85,346
†SAVVIS	4,920	69,126
†Semtech	3,660	62,257
†Smith Micro Software	6,180	56,485
†SolarWinds	2,435	56,029
†Symantec	39,470	706,118
†Synaptics	3,055	93,636
†Tekelec	5,950	90,916
†TeleTech Holdings	4,340	86,930
†Teradata	23,000	722,890
United Online	9,940	71,469
†ValueClick	7,460	75,495
†VeriSign	29,800	722,352
†ViaSat	2,980	94,704
Visa Class A	12,600	1,101,996
†Vocus	3,730	67,140
Xerox	81,200	686,952
		18,916,922
Materials – 1.03%
Alcoa	11,670	188,120
Dow Chemical	9,410	259,998
duPont (E.I.) deNemours	20,100	676,767
Freeport-McMoRan Copper & Gold	2,550	204,740
Olin	4,790	83,921
†Owens-Illinois	5,300	174,211
P†PT Holdings	35	0
Praxair	6,200	497,922
Rock-Tenn Class A	1,890	95,275
†Rockwood Holdings	3,580	84,345
Schulman (A.)	3,960	79,913
Silgan Holdings	1,220	70,614
United States Steel	5,210	287,175
		2,703,001
Telecommunications – 1.17%
Alaska Communications Systems Group	6,870	54,823
†Arris Group	4,985	56,979
AT&T	25,550	716,167
†Crown Castle International	25,000	975,999
†GeoEye	600	16,728
†Knology	6,435	70,463
NTELOS Holdings	4,045	72,082
Plantronics	1,345	34,943
Verizon Communications	32,540	1,078,049
		3,076,233
Utilities – 0.74%
=†Calpine Escrow Tracking	20,000	0
Edison International	18,000	626,040
NorthWestern	1,580	41,112
†NRG Energy	4,300	101,523
Otter Tail	2,225	55,180
Progress Energy	16,200	664,361
Sempra Energy	3,340	186,973
UIL Holdings	1,520	42,682
UNITIL	2,300	52,854
Wisconsin Energy	3,290	163,941
		1,934,666
Total U.S. Markets (cost $63,085,925)		77,237,065

§Developed Markets – 13.71%
Consumer Discretionary – 2.76%
Autoliv	19,100	828,177
±Bayerische Motoren Werke	15,418	705,342
±Don Quijote	23,900	580,328
±Esprit Holdings	98,080	650,704
±PPR	5,426	650,448
±Publicis Groupe	14,121	573,401
±Round One	52,658	312,517

±Techtronic Industries	722,500	598,906
±Toyota Motor	13,889	585,951
±Vivendi	29,143	863,811
±WPP Group	38,884	379,897
±Yue Yuen Industrial Holdings	172,500	499,410
		7,228,892
Consumer Staples – 1.12%
±Coca-Cola Amatil	76,015	783,756
±First Pacific	323,987	196,903
±Greggs	73,216	513,488
±Metro	11,548	709,794
±Parmalat	262,048	731,641
		2,935,582
Energy – 1.03%
±BP	55,801	539,771
±CNOOC	473,000	736,878
CNOOC ADR	500	77,725
†Nabors Industries	5,410	118,425
Tenaris ADR	2,650	113,023
±Total	8,246	528,938
†Transocean	7,102	588,046
		2,702,806
Financials – 1.66%
Aspen Insurance Holdings	5,645	143,665
Assured Guaranty	2,040	44,390
±AXA	25,089	588,284
±Banco Santander	43,815	723,069
±Franshion Properties China	334,000	116,878
±Link REIT	16,500	42,102
Max Capital Group	3,690	82,287
±Mitsubishi UFJ Financial Group	141,973	699,779
±Nordea Bank	62,662	634,533
±Standard Chartered	26,852	675,072
±UniCredit	181,345	605,571
		4,355,630
Health Care – 1.21%
±Astellas Pharma	16,100	601,060
±AstraZeneca	6,289	295,536
†Eurand	6,305	81,335
±Novartis	13,889	757,735
Novo Nordisk ADR	9,500	606,575
±Novo Nordisk Class B	7,585	483,555
±Sanofi-Aventis	4,534	356,094
		3,181,890
Industrials – 2.41%
±Asahi Glass	70,000	666,274
±Cie de Saint-Gobain	14,931	808,878
±Deutsche Post	38,198	740,820
±Finmeccanica	38,815	620,639
†Flextronics International	1,100	8,041
±Koninklijke Philips Electronics	29,298	864,881
±Singapore Airlines	67,083	710,348
±Teleperformance	23,599	764,698
±†Tomkins	211,081	659,384
±Vallourec	2,716	490,724
		6,334,687
Information Technology – 0.91%
Accenture Class A	3,520	146,080
†CGI Group Class A	113,417	1,537,199
±Nokia	53,432	689,960
		2,373,239
Materials – 1.30%
Agrium	12,900	793,349
†Alumina ADR	12,675	83,021
±Anglo American	4,712	204,110
±ArcelorMittal	9,140	417,202
±@Griffin Mining	6,400	3,856
±Lafarge	7,880	648,091
±Linde	5,259	630,446
Syngenta ADR	11,400	641,478
		3,421,553

Telecommunications – 1.04%
China Mobile ADR	12,325	572,250
±China Unicom Hong Kong	22,000	28,869
China Unicom Hong Kong ADR	32,643	427,950
Philippine Long Distance Telephone ADR	200	11,334
±Telstra	104,295	320,643
TELUS	21,641	702,588
±Vodafone Group	291,823	675,470
		2,739,104
Utilities – 0.27%
±National Grid	64,520	704,125
		704,125
Total Developed Markets (cost $14,374,362)		35,977,508

XEmerging Markets – 6.50%
Consumer Discretionary – 0.26%
†Focus Media Holding ADR	16,450	260,733
†#Grupo Clarin Class B GDR 144A	700	3,440
Grupo Televisa ADR	15,500	321,780
±JD Group	2,499	16,542
±Oriental Holdings	7,100	11,782
±Sun International	1,059	13,536
±Turk Sise ve Cam Fabrikalari	13,455	16,847
Wal-Mart de Mexico Series V	9,488	42,298
		686,958
Consumer Staples – 0.43%
†Brazil Foods ADR	1,400	73,318
†Cosan Class A	24,625	214,238
@Cresud ADR	16,269	233,948
Fomento Economico Mexicano ADR	4,425	211,869
±Gudang Garam	8,000	18,215
±†Lotte Confectionery	244	270,460
±President Chain Store	11,360	26,981
±Tongaat Hulett	1,136	15,124
†Wimm-Bill-Dann Foods ADR	2,100	50,043
		1,114,196
Energy – 0.96%
China Petroleum & Chemical ADR	2,400	211,368
±China Shenhua Energy	8,000	38,833
Gazprom ADR	12,765	325,508
KazMunaiGas Exploration Production GDR	3,450	85,560
LUKOIL ADR	611	35,010
LUKOIL ADR (London International Exchange)	200	11,280
@Oil & Gas Development GDR	300	3,935
±PetroChina	14,000	16,643
PetroChina ADR	1,400	166,544
Petroleo Brasileiro SA ADR	2,900	138,272
Petroleo Brasileiro SP ADR	19,200	813,888
±Polski Koncern Naftowy Orlen	12,763	150,332
@PTT Exploration & Production	8,319	36,679
#Reliance Industries GDR 144A	1,958	92,711
Rosneft Oil GDR	4,323	36,400
±Sasol	873	34,843
Sasol ADR	700	27,958
±SK Energy	1,404	140,865
±Surgutneftegaz ADR	6,017	53,199
±Tambang Batubara Bukit Asam	49,991	90,738
		2,510,566
Financials – 1.52%
±†Alarko Gayrimenkul Yatirim Ortakligi	194	1,809
Banco Bradesco ADR	16,325	357,028
Banco Santander Brasil ADR	14,000	195,160
±Bangkok Bank	36,000	126,027
±†Bank Hapoalim	15,080	65,503
±Bank Leumi Le-Israel	14,688	67,035
Credicorp	1,050	80,871
Cyrela Brazil Realty	4,527	63,633
†Grupo Financiero Galicia ADR	180,000	1,036,799
±Hong Leong Bank	14,000	33,171

±@†Indiabulls Real Estate GDR	200	976
@IRSA Inversiones y Representaciones GDR	11,575	109,963
Itau Unibanco Holding ADR	13,750	314,050
KB Financial Group ADR	11,989	609,662
±KLCC Property Holdings	11,200	11,223
@Sberbank	240,174	674,649
±Standard Bank Group	6,860	93,842
±Turkiye Is Bankasi Class C	33,232	140,008
±†UEM Land Holdings	20,749	8,961
		3,990,370
Health Care – 0.13%
Teva Pharmaceutical Industries ADR	6,075	341,294
		341,294
Industrials – 0.19%
±Alarko Holding	32,068	85,579
±†CJ	1,110	59,666
†Empresas	42,999	100,284
±Evergreen Marine	54,000	30,078
±Fosun International	112,007	77,647
±†Hyundai Elevator	141	7,016
±†Metallurgical	61,000	36,111
±Siam Cement NVDR	6,400	45,073
±Sinotrans	16,000	4,175
±SK Holdings	139	10,592
±Walsin Lihwa	83,000	31,095
±Yazicilar Holding Class A	2,877	18,580
		505,896
Information Technology – 0.32%
Infosys Technologies ADR	1,925	106,395
LG Display ADR	700	11,851
±Samsung Electronics	537	367,732
†Shanda Games ADR	8,800	89,672
†Shanda Interactive Entertainment ADR	500	26,305
†Sina	3,350	151,353
±†SK Communications	593	7,915
±Taiwan Semiconductor Manufacturing	14,069	28,351
±United Microelectronics	46,000	24,847
†United Microelectronics ADR	8,600	33,368
		847,789
Materials – 0.89%
Aluminum Corporation of China ADR	1,400	38,150
±ArcelorMittal South Africa	8,074	111,422
Braskem ADR	19,875	326,149
Cemex ADR	35,204	416,111
Cia de Minas Buenaventura ADR	2,750	92,043
Cia Siderurgica Nacional ADR	2,525	80,623
†Fibria Celulose ADR	2,548	58,196
±Formosa Chemicals & Fibre	15,450	33,492
Gold Fields ADR	6,675	87,509
±Impala Platinum Holdings	1,398	38,059
±Israel Chemicals	4,873	63,899
†MMC Norilsk Nickel ADR	5,636	80,764
POSCO ADR	1,425	186,818
±Sinopec Shanghai Petrochemical	148,709	58,407
Usinas Siderurgicas de Minas Gerais	3,000	86,213
Vale ADR	19,525	566,811
		2,324,666
Telecommunications – 1.32%
America Movil ADR	8,900	418,122
±†Blue Label Telecoms	18,204	12,615
±China Telecom	260,000	107,510
†Chunghwa Telecom ADR	48,199	895,054
KT ADR	7,850	132,037
±†LG Telecom	40,800	296,923
Mobile Telesystems ADR	675	33,001
SK Telecom ADR	33,025	536,987
±Telkom	1,704	8,581
Telkom ADR	1,550	31,532
Tim Participacoes ADR	1,475	43,822
±Turkcell Iletisim Hizmet	1,500	10,615
Turkcell Iletisim Hizmet ADR	10,650	186,269
±Vodacom Group	99,071	753,539
		3,466,607

Utilities – 0.48%
AES Tiete		10,465	103,269
Centrais Eletricas Brasileiras		19,800	412,812
Cia Energetica de Minas Gerais ADR		1,375	24,833
Energias do Brasil		7,500	144,363
±†Huadian Power International		218,000	57,591
Huaneng Power International ADR		9,525	213,551
Korea Electric Power ADR		14,675	213,375
†Pampa Energia ADR		2,600	30,420
±†Polska Grupa Energetyczna		5,718	48,844
±Tanjong		3,300	16,202
			1,265,260
Total Emerging Markets (cost $25,641,355)			17,053,602
Total Common Stock (cost $103,101,642)			130,268,175

Convertible Preferred Stock – 0.18%
Basic Materials – 0.02%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		450	51,863
			51,863
Energy – 0.04%
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		625	112,288
			112,288
Health Care & Pharmaceuticals – 0.12%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		268	305,251
			305,251
Total Convertible Preferred Stock (cost $336,894)			469,402

Exchange-Traded Funds – 8.46%
iShares FTSE/Xinhua China 25 Index		11,425	482,935
iShares MSCI EAFE Growth Index		381,020	21,001,822
iShares MSCI Emerging Markets Index		17,225	714,838
Total Exchange-Traded Funds (cost $18,121,957)			22,199,595

		Principal
		Amount°
Agency Asset-Backed Securities – 0.03%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	66,861	58,441
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.571% 11/25/32		23,144	22,927
Total Agency Asset-Backed Securities (cost $89,474)			81,368

Agency Collateralized Mortgage Obligations – 0.63%
•Fannie Mae ACES Series 2006-M2 A2F 5.259% 5/25/20		130,000	136,367
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		62,430	67,565
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		72,894	79,634
Series 2003-122 4.50% 2/25/28		64,002	66,022
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		57,355	60,075
Series 2512 PG 5.50% 10/15/22		180,000	191,393
Series 2557 WE 5.00% 1/15/18		220,000	233,244
Series 2662 MA 4.50% 10/15/31		108,591	112,421
Series 2872 GC 5.00% 11/15/29		200,000	209,000
Series 3022 MB 5.00% 12/15/28		165,000	173,331
Series 3131 MC 5.50% 4/15/33		145,000	153,676
Series 3337 PB 5.50% 7/15/30		170,000	178,656
Total Agency Collateralized Mortgage Obligations Securities (cost $1,579,939)			1,661,384

Agency Mortgage-Backed Securities – 1.85%
Fannie Mae 6.50% 8/1/17		67,704	72,599
Fannie Mae Relocation 30 yr 5.00% 1/1/36		60,127	61,314
Fannie Mae S.F. 15 yr
5.00% 9/1/18		75,843	79,906
5.50% 6/1/22		47,656	50,499
Fannie Mae S.F. 30 yr
4.50% 6/1/38		107,620	107,541
5.00% 12/1/36		327,667	336,899
5.00% 12/1/37		99,697	102,428
5.00% 2/1/38		71,541	73,496
6.50% 2/1/36		142,423	153,497
7.50% 6/1/31		45,637	51,497

Fannie Mae S.F. 30 yr. TBA
4.50% 1/1/40	1,035,000	1,033,059
6.50% 1/1/40	1,250,000	1,338,674
•Freddie Mac ARM
4.352% 4/1/34	19,677	20,353
5.684% 7/1/36	92,174	97,268
Freddie Mac S.F. 15 yr
4.00% 2/1/14	137,229	140,719
5.00% 6/1/18	89,043	93,863
Freddie Mac S.F. 30 yr 7.00% 11/1/33	54,755	60,282
Freddie Mac S.F. 30 yr. TBA 4.00% 1/1/40	1,000,000	964,219
GNMA I S.F. 30 yr 7.50% 9/15/31	19,289	21,777
Total Agency Mortgage-Backed Securities (cost $4,845,499)		4,859,890

Commercial Mortgage-Backed Securities – 2.10%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	100,000	102,750
Series 2007-1A D 5.957% 4/15/37	60,000	61,200
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.413% 6/10/39	155,000	156,135
Series 2004-4 A4 4.502% 7/10/42	175,000	175,230
•Series 2005-1 A5 5.095% 11/10/42	95,000	94,239
•Series 2005-6 AM 5.179% 9/10/47	100,000	85,310
Series 2006-4 A4 5.634% 7/10/46	135,000	126,470
•Series 2007-4 AM 5.811% 2/10/51	130,000	93,831
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41	70,000	70,757
•Series 2005-PW10 A4 5.405% 12/11/40	290,000	284,198
•Series 2005-T20 A4A 5.149% 10/12/42	175,000	171,745
•Series 2006-PW12 A4 5.719% 9/11/38	55,000	55,849
Series 2007-PW15 A4 5.331% 2/11/44	155,000	133,761
•Series 2007-PW16 A4 5.719% 6/11/40	150,000	136,346
•Series 2007-T28 A4 5.742% 9/11/42	235,000	226,327
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34	150,031	154,203
•Series 2005-C6 A5A 5.116% 6/10/44	185,000	179,626
Series 2006-C7 A2 5.69% 6/10/46	140,000	143,123
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.544% 2/15/39	75,000	75,201
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	140,000	141,400
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	60,000	61,509
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	92,807	92,736
•Series 2004-GG2 A5 5.279% 8/10/38	175,000	171,038
•Series 2004-GG2 A6 5.396% 8/10/38	100,000	98,268
Series 2005-GG4 A4 4.761% 7/10/39	160,000	144,894
Series 2005-GG4 A4A 4.751% 7/10/39	220,000	212,996
@•#Series 2006-RR3 A1S 144A 5.661% 7/18/56	145,000	42,050
•Series 2007-GG10 A4 5.805% 8/10/45	65,000	55,812
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	70,000	71,050
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	115,000	119,542
Series 2003-C1 A2 4.985% 1/12/37	162,000	164,924
•Series 2005-LDP5 A4 5.179% 12/15/44	140,000	138,596
Series 2006-LDP9 A2 5.134% 5/15/47	15,000	14,344
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	970	972
Series 2002-C1 A4 6.462% 3/15/31	170,000	179,882
Series 2004-C1 A4 4.568% 1/15/31	200,000	195,633
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.656% 5/12/39	155,000	155,429
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	145,000	145,236
Series 2007-IQ14 A4 5.692% 4/15/49	175,000	147,461
Series 2007-T27 A4 5.649% 6/11/42	155,000	149,649
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	195,000	198,900
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	105,000	105,119
Series 2006-C28 A2 5.50% 10/15/48	165,000	168,249
Total Commercial Mortgage-Backed Securities (cost $5,379,549)		5,501,990

Convertible Bonds – 2.03%
Aerospace & Defense – 0.03%
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35	75,000	79,125
		79,125
Automobiles & Automotive Parts – 0.04%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	155,000	115,863
		115,863
Banking, Finance & Insurance – 0.04%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	105,000	104,213
		104,213
Basic Materials – 0.11%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	20,000	19,225
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	124,000	132,370
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	105,000	124,556
		276,151
Building & Materials – 0.03%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	75,000	69,938
		69,938
Computers & Technology – 0.02%
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	50,000	41,938
		41,938
Electronics & Electrical Equipment – 0.26%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	190,000	171,950
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	111,000	109,613
#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39	259,000	298,820
Linear Technology 3.00% exercise price $46.13, expiration date 5/1/27	112,000	112,840
		693,223
Energy – 0.13%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	270,000	205,538
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41	137,000	139,055
		344,593
Health Care & Pharmaceuticals – 0.20%
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	265,000	227,569
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16	90,000	103,725
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	184,000	192,970
		524,264
Leisure, Lodging & Entertainment – 0.12%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	275,000	281,531
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	30,000	36,713
		318,244
Real Estate – 0.23%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	99,000	96,278
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	196,000	256,024
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	79,000	88,579
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	140,000	149,450
		590,331
Telecommunications – 0.70%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	137,000	125,869
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	285,000	284,643
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	50,000	41,625
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	265,000	252,743
Lucent Technologies 2.875% exercise price $16.75, expiration date 6/15/23	214,000	213,197
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	142,000	130,995
Qwest Communications International 3.50% exercise price $5.01, expiration date 11/15/25	131,000	136,568
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	259,000	341,232
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	154,000	137,638
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	154,000	183,260
		1,847,770
Transportation – 0.12%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	340,000	306,425
		306,425
Total Convertible Bonds (cost $4,568,432)		5,312,078

Corporate Bonds – 24.92%
Banking – 3.71%
•BAC Capital Trust XIV 5.63% 12/31/49		247,000	172,283
Bank of America
5.125% 11/15/14		115,000	119,358
5.30% 3/15/17		220,000	215,938
6.10% 6/15/17		465,000	473,321
Barclays Bank
6.75% 5/22/19		165,000	184,371
#144A 6.05% 12/4/17		580,000	591,189
BB&T 5.25% 11/1/19		334,000	322,502
Citigroup
6.01% 1/15/15		125,000	127,775
6.375% 8/12/14		395,000	413,939
6.50% 8/19/13		235,000	250,522
•Citigroup Capital XXI 8.30% 12/21/57		60,000	58,050
Credit Suisse New York 6.00% 2/15/18		100,000	104,802
Export-Import Bank of Korea 5.875% 1/14/15		380,000	408,671
GMAC
6.00% 12/15/11		15,000	14,850
6.875% 9/15/11		124,000	123,380
6.875% 8/28/12		110,000	108,900
JPMorgan Chase 5.875% 6/13/16		285,000	299,453
JPMorgan Chase Capital XVIII 6.95% 8/17/36		115,000	112,058
JPMorgan Chase Capital XXII 6.45% 2/2/37		130,000	119,668
JPMorgan Chase Capital XXV 6.80% 10/1/37		420,000	418,589
Key Bank 5.80% 7/1/14		290,000	282,535
Korea Development Bank 5.30% 1/17/13		150,000	157,729
Morgan Stanley
5.375% 10/15/15		290,000	300,015
6.00% 4/28/15		100,000	106,643
6.25% 8/28/17		340,000	355,356
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		100,000	103,861
PNC Funding
5.25% 11/15/15		270,000	278,007
5.625% 2/1/17		285,000	282,820
@Popular North America Capital Trust I 6.564% 9/15/34		75,000	43,986
•#Rabobank Nederland 144A 11.00% 12/29/49		365,000	446,264
Regions Financial 7.75% 11/10/14		290,000	286,288
Rentenbank 6.00% 7/15/14	AUD	139,000	124,338
#Russian Agricultural Bank 144A 6.299% 5/15/17	USD	138,000	139,656
•USB Capital IX 6.189% 10/29/49		535,000	435,356
VTB Capital
6.875% 5/29/18		100,000	101,000
#144A 6.875% 5/29/18		180,000	180,000
Wachovia
5.25% 8/1/14		70,000	72,542
5.625% 10/15/16		410,000	419,809
•Wells Fargo Capital XIII 7.70% 12/29/49		565,000	550,875
Westpac Banking 4.875% 11/19/19		195,000	192,839
Zions Bancorporation
5.50% 11/16/15		75,000	53,085
5.65% 5/15/14		20,000	14,583
6.00% 9/15/15		80,000	56,647
7.75% 9/23/14		140,000	123,667
			9,747,520
Basic Industry – 1.73%
#Algoma Acquisition 144A 9.875% 6/15/15		105,000	89,906
ArcelorMittal
6.125% 6/1/18		135,000	139,526
9.00% 2/15/15		75,000	88,675
9.85% 6/1/19		180,000	233,193
California Steel Industries 6.125% 3/15/14		27,000	25,448
Century Aluminum 8.00% 5/15/14		85,850	84,133
#Compass Minerals International 144A 8.00% 6/1/19		80,000	82,800
Cytec Industries 6.00% 10/1/15		173,000	182,601
Dow Chemical
5.70% 5/15/18		145,000	147,543
8.55% 5/15/19		250,000	298,785
#Essar Steel Algoma 144A 9.375% 3/15/15		110,000	109,038
#FMG Finance 144A 10.625% 9/1/16		145,000	161,131
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		140,000	153,510

#Georgia-Pacific 144A 8.25% 5/1/16	45,000	47,925
#Gerdau Holdings 144A 7.00% 1/20/20	100,000	103,250
Huntsman International
7.375% 1/1/15	175,000	168,875
7.875% 11/15/14	25,000	24,563
Innophos 8.875% 8/15/14	185,000	188,700
#Innophos Holding 144A 9.50% 4/15/12	5,000	5,100
International Paper 7.30% 11/15/39	85,000	90,457
Lubrizol 8.875% 2/1/19	280,000	348,689
#MacDermid 144A 9.50% 4/15/17	15,000	15,075
#Momentive Performance Materials 144A 12.50% 6/15/14	75,000	82,875
Nalco
8.875% 11/15/13	40,000	41,400
#144A 8.25% 5/15/17	125,000	133,438
#Newpage 144A 11.375% 12/31/14	130,000	131,950
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15	92,963	72,627
Novelis
7.25% 2/15/15	90,000	86,175
#144A 11.50% 2/15/15	70,000	75,338
Reliance Steel & Aluminum 6.85% 11/15/36	145,000	122,297
Ryerson
•7.656% 11/1/14	5,000	4,631
12.00% 11/1/15	55,000	57,750
#Sappi Papier Holding 144A 6.75% 6/15/12	110,000	105,441
Southern Copper 7.50% 7/27/35	187,000	185,754
Steel Dynamics
6.75% 4/1/15	50,000	49,813
7.75% 4/15/16	70,000	73,238
Teck Resources
10.25% 5/15/16	25,000	29,250
#144A 10.75% 5/15/19	145,000	174,000
US Steel 7.00% 2/1/18	30,000	29,429
Vale Overseas
6.875% 11/21/36	194,000	194,322
6.875% 11/10/39	90,000	91,055
		4,529,706
Brokerage – 0.65%
#Cemex Finance 144A 9.50% 12/14/16	100,000	105,250
E trade Financial PIK 12.50% 11/30/17	138,000	157,493
Goldman Sachs Group
5.125% 1/15/15	180,000	189,345
5.25% 10/15/13	80,000	85,034
5.95% 1/18/18	83,000	87,786
6.25% 9/1/17	120,000	128,886
Jefferies Group
6.25% 1/15/36	45,000	35,961
6.45% 6/8/27	340,000	290,468
LaBranche 11.00% 5/15/12	265,000	256,056
Lazard Group
6.85% 6/15/17	148,000	149,160
7.125% 5/15/15	217,000	225,527
		1,710,966
Capital Goods – 1.40%
Allied Waste North America
6.875% 6/1/17	25,000	26,570
7.125% 5/15/16	475,000	506,521
AMH Holdings 11.25% 3/1/14	15,000	14,550
Anixter 10.00% 3/15/14	84,000	93,240
#BAE Systems Holdings 144A 4.95% 6/1/14	35,000	36,479
Building Materials 7.75% 8/1/14	70,000	69,650
#BWAY 144A 10.00% 4/15/14	135,000	143,438
•#C8 Capital SPV 144A 6.64% 12/31/49	230,000	159,994
#Case New Holland 144A 7.75% 9/1/13	60,000	61,650
Casella Waste Systems
9.75% 2/1/13	117,000	116,123
#144A 11.00% 7/15/14	50,000	54,375
#CPM Holdings 144A 10.625% 9/1/14	25,000	26,500
Crown Americas Capital 7.625% 11/15/13	36,000	37,350
#Crown Americas Capital II 144A 7.625% 5/15/17	65,000	67,763
Eastman Kodak 7.25% 11/15/13	40,000	33,200

Graham Packaging Capital
9.875% 10/15/14	175,000	179,374
#144A 8.25% 1/1/17	25,000	24,813
Graphic Packaging International
9.50% 8/15/13	150,000	155,625
#144A 9.50% 6/15/17	40,000	42,600
#Greif 144A 7.75% 8/1/19	50,000	51,250
Intertape Polymer 8.50% 8/1/14	55,000	47,369
Jabil Circuit 7.75% 7/15/16	65,000	68,575
L-3 Communications 5.875% 1/15/15	35,000	35,131
#Owens-Brockway Glass Container 144A 7.375% 5/15/16	25,000	25,938
#Plastipak Holdings 144A
8.50% 12/15/15	60,000	61,875
10.625% 8/15/19	60,000	66,450
Pregis 12.375% 10/15/13	167,000	162,616
RBS Global/Rexnord 11.75% 8/1/16	70,000	69,650
Sanmina-SCI 8.125% 3/1/16	157,000	157,393
#Sealed Air 144A 7.875% 6/15/17	30,000	32,000
Smurfit Kappa Funding 7.75% 4/1/15	70,000	67,638
Solo Cup 8.50% 2/15/14	140,000	137,550
Terex 8.00% 11/15/17	90,000	87,075
Thermadyne Holdings 10.50% 2/1/14	55,000	52,319
#Trimas 144A 9.75% 12/15/17	60,000	59,175
Tyco International Finance 8.50% 1/15/19	415,000	502,037
USG
6.30% 11/15/16	145,000	130,500
#144A 9.75% 8/1/14	10,000	10,725
		3,675,081
Consumer Cyclical – 2.77%
#Allison Transmission 144A 11.00% 11/1/15	240,000	253,199
American Axle & Manufacturing
5.25% 2/11/14	105,000	91,613
7.875% 3/1/17	50,000	42,500
ArvinMeritor 8.125% 9/15/15	150,000	144,000
Beazer Homes USA 8.625% 5/15/11	85,000	83,300
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	270,000	271,349
Burlington Coat Factory Warehouse 11.125% 4/15/14	70,000	72,625
Carrols 9.00% 1/15/13	30,000	30,600
CVS Caremark 6.60% 3/15/19	55,000	60,291
#wCVS Pass Through Trust 144A 8.353% 7/10/31	526,396	580,677
Darden Restaurants 6.80% 10/15/37	195,000	202,836
Ford Motor 7.45% 7/16/31	260,000	231,074
Ford Motor Credit 12.00% 5/15/15	285,000	330,827
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	100,000	100,500
Gaylord Entertainment 6.75% 11/15/14	60,000	56,100
Global Cash Access 8.75% 3/15/12	50,000	50,063
Goodyear Tire & Rubber
9.00% 7/1/15	30,000	31,350
10.50% 5/15/16	125,000	138,750
#Harrah's Operating 144A 10.00% 12/15/18	230,000	185,725
#Harrahs Operating Escrow 144A 11.25% 6/1/17	170,000	178,713
Interface
9.50% 2/1/14	20,000	19,775
#144A 11.375% 11/1/13	50,000	56,125
#Invista 144A 9.25% 5/1/12	105,000	107,100
K Hovnanian Enterprises
6.25% 1/15/15	40,000	28,800
7.50% 5/15/16	75,000	54,000
#144A 10.625% 10/15/16	80,000	84,000
#Landry's Restaurants 144A 11.625% 12/1/15	35,000	37,275
M/I Homes 6.875% 4/1/12	35,000	33,163
Macy's Retail Holdings
6.65% 7/15/24	185,000	169,275
8.875% 7/15/15	115,000	127,363
Meritage Homes
6.25% 3/15/15	5,000	4,625
7.00% 5/1/14	70,000	67,200
MGM MIRAGE
7.50% 6/1/16	110,000	86,350
7.625% 1/15/17	165,000	129,113
13.00% 11/15/13	15,000	17,288
#144A 11.125% 11/15/17	100,000	111,250
#144A 11.375% 3/1/18	55,000	49,500

Mobile Mini
6.875% 5/1/15	57,000	54,150
9.75% 8/1/14	30,000	31,350
Mohawk Industries 6.875% 1/15/16	30,000	30,000
Mohegan Tribal Gaming Authority 6.875% 2/15/15	60,000	39,300
New Albertsons 7.25% 5/1/13	10,000	10,175
#Norcraft Finance 144A 10.50% 12/15/15	55,000	56,650
Norcraft Capital Holdings 9.75% 9/1/12	78,000	75,270
Nordstrom
6.75% 6/1/14	190,000	212,396
7.00% 1/15/38	110,000	122,179
#NCL 144A 11.75% 11/15/16	55,000	54,588
OSI Restaurant Partners 10.00% 6/15/15	83,000	73,663
Pinnacle Entertainment
7.50% 6/15/15	230,000	212,750
#144A 8.625% 8/1/17	60,000	61,500
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	62,000	64,790
Quiksilver 6.875% 4/15/15	200,000	165,000
Rite Aid 9.375% 12/15/15	190,000	168,150
Royal Caribbean
6.875% 12/1/13	75,000	74,063
7.00% 6/15/13	15,000	15,038
Ryland Group 8.40% 5/15/17	210,000	225,750
Sally Holdings 10.50% 11/15/16	130,000	140,400
#Sealy Mattress 144A 10.875% 4/15/16	20,000	22,350
#Shingle Springs 144A 9.375% 6/15/15	125,000	95,625
Speedway Motorsports 8.75% 6/1/16	65,000	68,900
#Standard Pacific Escrow 144A 10.75% 9/15/16	85,000	87,125
Target 4.00% 6/15/13	10,000	10,429
Tenneco 8.625% 11/15/14	140,000	141,925
Toys R Us
7.625% 8/1/11	40,000	40,850
#144A 10.75% 7/15/17	55,000	60,500
#TRW Automotive 144A
7.00% 3/15/14	100,000	98,500
7.25% 3/15/17	110,000	107,250
#Volvo Treasury 144A 5.95% 4/1/15	240,000	247,935
Wynn Las Vegas 6.625% 12/1/14	90,000	87,413
		7,274,258
Consumer Non-Cyclical – 1.73%
Accellent 10.50% 12/1/13	115,000	111,263
#Alliance One International 144A 10.00% 7/15/16	190,000	200,450
#Anheuser-Busch InBev Worldwide 144A 7.20% 1/15/14	185,000	210,005
Bausch & Lomb 9.875% 11/1/15	129,000	136,740
Beckman Coulter
6.00% 6/1/15	210,000	229,217
7.00% 6/1/19	95,000	107,849
#Bio-Rad Laboratories 144A 8.00% 9/15/16	45,000	47,588
#CareFusion 144A 6.375% 8/1/19	430,000	461,153
Constellation Brands 7.25% 9/1/16	65,000	66,300
Cornell 10.75% 7/1/12	27,000	27,709
DJO Finance 10.875% 11/15/14	75,000	79,500
#Dole Foods 144A
8.00% 10/1/16	80,000	81,600
13.875% 3/15/14	35,000	42,263
Ingles Markets 8.875% 5/15/17	65,000	67,925
Inverness Medical Innovations 9.00% 5/15/16	105,000	107,888
Jarden 8.00% 5/1/16	95,000	98,563
#JBS USA Finance 144A 11.625% 5/1/14	77,000	87,588
LVB Acquistion
11.625% 10/15/17	60,000	66,600
PIK 10.375% 10/15/17	50,000	54,500
Medco Health Solutions 7.125% 3/15/18	205,000	230,811
#M-Foods Holdings 144A 9.75% 10/1/13	25,000	26,094
#National Money Mart 144A 10.375% 12/15/16	100,000	102,750
#Novasep Holding 144A 9.75% 12/15/16	160,000	156,800

Psychiatric Solutions
7.75% 7/15/15	25,000	24,313
#144A 7.75% 7/15/15	105,000	99,488
Quest Diagnostics
5.45% 11/1/15	390,000	422,155
6.40% 7/1/17	200,000	219,798
Smithfield Foods
7.75% 5/15/13	145,000	141,375
#144A 10.00% 7/15/14	40,000	43,600
Supervalu
7.50% 11/15/14	75,000	76,313
8.00% 5/1/16	100,000	102,000
#Tops Markets 144A 10.125% 10/15/15	45,000	46,575
#Tyson Foods 144A 10.50% 3/1/14	55,000	63,113
Universal Hospital Services PIK 8.50% 6/1/15	33,000	32,670
Yale University 2.90% 10/15/14	305,000	304,208
Yankee Acquisition 9.75% 2/15/17	155,000	153,450
		4,530,214
Energy – 2.86%
AmeriGas Partners 7.125% 5/20/16	23,000	23,115
#Arch Coal 144A 8.75% 8/1/16	55,000	58,438
Berry Petroleum 10.25% 6/1/14	65,000	71,013
Chesapeake Energy
6.50% 8/15/17	20,000	19,700
6.625% 1/15/16	40,000	39,800
Complete Production Service 8.00% 12/15/16	105,000	104,081
Copano Energy 7.75% 6/1/18	50,000	50,375
Denbury Resources
7.50% 4/1/13	35,000	35,350
9.75% 3/1/16	34,000	36,465
Dynergy Holdings 7.75% 6/1/19	184,000	160,540
El Paso
6.875% 6/15/14	55,000	55,234
7.00% 6/15/17	162,000	161,480
7.25% 6/1/18	45,000	44,685
Enbridge Energy Partners 9.875% 3/1/19	230,000	291,702
Energy Transfer Partners 9.70% 3/15/19	170,000	210,304
Enterprise Products Operating
5.00% 3/1/15	90,000	92,604
•8.375% 8/1/66	165,000	161,074
9.75% 1/31/14	200,000	238,901
Forest Oil 7.25% 6/15/19	65,000	64,513
#Gaz Capital 144A 9.25% 4/23/19	139,000	155,680
Geophysique-Veritas 7.75% 5/15/17	75,000	74,813
#Helix Energy Solutions Group 144A 9.50% 1/15/16	65,000	66,950
#Hercules Offshore 144A 10.50% 10/15/17	125,000	132,500
#Hilcorp Energy Finance I 144A
7.75% 11/1/15	85,000	83,725
9.00% 6/1/16	45,000	45,900
#Holly 144A 9.875% 6/15/17	75,000	79,313
Inergy Finance
6.875% 12/15/14	49,000	48,633
#144A 8.75% 3/1/15	10,000	10,325
International Coal 10.25% 7/15/14	150,000	144,938
Key Energy Services 8.375% 12/1/14	110,000	110,825
Kinder Morgan Energy Partners
6.85% 2/15/20	10,000	11,113
9.00% 2/1/19	185,000	228,013
Mariner Energy 8.00% 5/15/17	145,000	139,925
MarkWest Energy Partners 8.75% 4/15/18	62,000	64,170
#Midcontinent Express Pipeline 144A 6.70% 9/15/19	235,000	241,456
#Murray Energy 144A 10.25% 10/15/15	65,000	65,000
Nexen 7.50% 7/30/39	280,000	322,037
Noble Energy 8.25% 3/1/19	200,000	239,675
OPTI Canada
7.875% 12/15/14	115,000	94,875
8.25% 12/15/14	62,000	51,383
Petrobras International Finance 5.75% 1/20/20	185,000	189,123
PetroHawk Energy
7.875% 6/1/15	5,000	5,075
9.125% 7/15/13	185,000	194,250
#144A 10.50% 8/1/14	20,000	21,950

Petroleum Development 12.00% 2/15/18	72,000	74,610
#Petronas Capital 144A 5.25% 8/12/19	117,000	117,493
Plains All American Pipeline 5.75% 1/15/20	485,000	486,277
Plains Exploration & Production 8.625% 10/15/19	40,000	41,300
#Power Sector Assets & Liabilities Management 144A 7.39% 12/2/24	103,000	106,605
Pride International 8.50% 6/15/19	265,000	307,400
Quicksilver Resources
7.125% 4/1/16	85,000	79,688
11.75% 1/1/16	35,000	39,900
Range Resources 8.00% 5/15/19	90,000	96,750
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	165,000	173,030
Regency Energy Partners
8.375% 12/15/13	10,000	10,400
#144A 9.375% 6/1/16	75,000	80,250
#SandRidge Energy 144A
8.75% 1/15/20	90,000	90,450
9.875% 5/15/16	140,000	148,050
•TransCanada Pipelines 6.35% 5/15/67	185,000	173,828
Transcontinental Gas Pipe Line 6.40% 4/15/16	30,000	32,768
Weatherford International
4.95% 10/15/13	130,000	135,687
5.95% 6/15/12	65,000	69,604
9.625% 3/1/19	170,000	212,280
#Woodside Petroleum 144A
4.50% 11/10/14	225,000	227,251
5.00% 11/15/13	70,000	71,676
		7,516,318
Financials – 1.34%
Capital One Bank USA 8.80% 7/15/19	500,000	591,822
Capital One Capital V 10.25% 8/15/39	120,000	139,862
Capital One Capital VI 8.875% 5/15/40	110,000	117,975
Cardtronics 9.25% 8/15/13	45,000	46,519
#CDP Financial 144A
4.40% 11/25/19	340,000	326,325
5.60% 11/25/39	250,000	242,371
FTI Consulting
7.625% 6/15/13	10,000	10,188
7.75% 10/1/16	40,000	40,700
General Electric Capital
5.625% 5/1/18	120,000	123,172
6.00% 8/7/19	855,000	889,123
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	75,000	39,750
International Lease Finance
5.25% 1/10/13	110,000	89,779
5.35% 3/1/12	122,000	105,959
5.55% 9/5/12	65,000	54,157
5.625% 9/20/13	95,000	74,578
5.875% 5/1/13	145,000	115,338
6.375% 3/25/13	80,000	65,820
6.625% 11/15/13	255,000	205,436
Nuveen Investments 10.50% 11/15/15	255,000	232,688
		3,511,562
Insurance – 0.42%
MetLife
6.40% 12/15/36	30,000	26,700
6.817% 8/15/18	30,000	33,468
•#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	456,000
@‡#wTwin Reefs Pass Through Trust 144A 0.00% 12/31/49	200,000	0
UnitedHealth Group
5.80% 3/15/36	30,000	26,973
6.00% 2/15/18	205,000	212,093
WellPoint
5.00% 12/15/14	40,000	41,658
6.00% 2/15/14	125,000	135,685
7.00% 2/15/19	145,000	162,450
		1,095,027
Media – 2.13%
Affinion Group 11.50% 10/15/15	70,000	73,675
#Cablevision Systems 144A 8.625% 9/15/17	65,000	68,006

CCH II 13.50% 11/30/16		135,000	159,638
#Cengage Learning Acquisitions 144A 10.50% 1/15/15		90,000	86,513
#Cequel Communications Holdings & Cequel Capital 144A 8.625% 11/15/17		45,000	45,675
#Charter Communications Operating Capital 144A 10.875% 9/15/14		145,000	163,125
#Columbus International 144A 11.50% 11/20/14		150,000	158,250
Comcast
4.95% 6/15/16		175,000	179,968
6.50% 1/15/15		255,000	286,000
#Cox Communications 144A
5.875% 12/1/16		110,000	116,597
6.95% 6/1/38		130,000	138,141
8.375% 3/1/39		135,000	168,624
#CSC Holdings 144A 8.50% 6/15/15		5,000	5,350
DIRECTV Holdings
7.625% 5/15/16		475,000	519,599
#144A 4.75% 10/1/14		75,000	76,638
DISH DBS
7.875% 9/1/19		5,000	5,269
#144A 7.875% 9/1/19		150,000	158,062
#GXS Worldwide 144A 9.75% 6/15/15		160,000	158,000
Interpublic Group 6.25% 11/15/14		84,000	81,060
Lamar Media 6.625% 8/15/15		49,000	47,775
LIN Television 6.50% 5/15/13		20,000	19,100
#Mediacom Capital 144A 9.125% 8/15/19		90,000	92,250
#NET Servicos de Comunicacao 144A 7.50% 1/27/20		100,000	102,500
Nielsen Finance
10.00% 8/1/14		90,000	94,275
11.50% 5/1/16		45,000	50,513
Ω12.50% 8/1/16		70,000	64,225
#Rainbow National Services 144A 10.375% 9/1/14		95,000	100,700
Shaw Communications 6.75% 11/9/39	CAD	213,000	200,597
#Sinclair Television Group 144A 9.25% 11/1/17	USD	65,000	67,925
Sirius XM Radio Satellite
9.625% 8/1/13		40,000	40,000
#144A 9.75% 9/1/15		15,000	15,863
#Terremark Worldwide 144A 12.00% 6/15/17		60,000	66,600
Time Warner Cable 8.25% 4/1/19		390,000	465,305
Time Warner Telecom Holdings 9.25% 2/15/14		95,000	98,444
#Univision Communications 144A 12.00% 7/1/14		175,000	193,594
Videotron 9.125% 4/15/18		30,000	33,150
#Vivendi 144A
5.75% 4/4/13		370,000	389,286
6.625% 4/4/18		170,000	184,539
WPP Finance UK 8.00% 9/15/14		485,000	552,118
XM Satellite Radio Holdings
PIK 10.00% 6/1/11		45,000	45,225
#144A 13.00% 8/1/13		25,000	27,281
			5,599,455
Real Estate – 0.27%
Developers Diversified Realty
5.375% 10/15/12		100,000	94,045
9.625% 3/15/16		65,000	67,937
Host Hotels & Resorts
7.125% 11/1/13		20,000	20,425
#144A 9.00% 5/15/17		105,000	114,056
ProLogis 7.375% 10/30/19		255,000	251,966
Regency Centers 5.875% 6/15/17		130,000	120,478
Ventas Realty 6.50% 6/1/16		31,000	30,070
			698,977
Services Non-Cyclical – 1.00%
#Alliance HealthCare Services 144A 8.00% 12/1/16		75,000	73,500
ARAMARK 8.50% 2/1/15		228,000	235,979
#Ashtead Capital 144A 9.00% 8/15/16		110,000	110,688
Avis Budget Car Rental
7.625% 5/15/14		120,000	114,600
7.75% 5/15/16		75,000	70,500
Community Health Systems 8.875% 7/15/15		65,000	67,438
HCA
6.50% 2/15/16		10,000	9,550
9.25% 11/15/16		290,000	312,112

Hertz
8.875% 1/1/14	55,000	56,513
10.50% 1/1/16	141,000	151,223
Hospira 6.40% 5/15/15	445,000	493,098
Iron Mountain
6.625% 1/1/16	5,000	4,925
8.00% 6/15/20	160,000	163,200
8.75% 7/15/18	25,000	26,063
RSC Equipment Rental
9.50% 12/1/14	157,000	157,981
#144A 10.25% 11/15/19	80,000	80,700
Select Medical 7.625% 2/1/15	155,000	151,125
Tenet Healthcare 7.375% 2/1/13	165,000	166,238
•US Oncology Holdings PIK 6.428% 3/15/12	191,000	179,539
		2,624,972
Technology – 0.44%
First Data 9.875% 9/24/15	490,000	459,374
Freescale Semiconductor 8.875% 12/15/14	195,000	179,888
SunGard Data Systems 10.25% 8/15/15	119,000	127,330
#Unisys 144A 12.75% 10/15/14	70,000	81,200
Xerox
4.25% 2/15/15	165,000	164,036
8.25% 5/15/14	125,000	143,524
		1,155,352
Telecommunications – 2.69%
=@Allegiance Telecom 11.75% 2/15/10	15,000	0
America Movil 5.625% 11/15/17	155,000	161,253
American Tower 7.00% 10/15/17	200,000	222,500
AT&T 6.50% 9/1/37	370,000	384,755
Cincinnati Bell
7.00% 2/15/15	85,000	84,363
8.25% 10/15/17	120,000	122,400
#Clearwire Communications 144A 12.00% 12/1/15	360,000	367,200
Cricket Communications
9.375% 11/1/14	240,000	242,400
#144A 7.75% 5/15/16	35,000	35,088
Crown Castle International 9.00% 1/15/15	145,000	155,150
Deutsche Telekom International Finance 5.25% 7/22/13	175,000	185,914
#Digicel Group 144A
9.125% 1/15/15	100,000	99,000
12.00% 4/1/14	255,000	284,324
#DigitalGlobe 144A 10.50% 5/1/14	15,000	16,125
#GCI 144A 8.625% 11/15/19	40,000	40,550
#Global Crossing 144A 12.00% 9/15/15	155,000	170,888
Hughes Network Systems 9.50% 4/15/14	127,000	131,763
#Intelsat Bermuda 144A 11.25% 2/4/17	285,000	287,137
Intelsat Jackson Holdings 11.25% 6/15/16	205,000	222,938
Intelsat Subsidiary Holding 8.875% 1/15/15	165,000	171,600
Level 3 Financing
9.25% 11/1/14	85,000	80,750
12.25% 3/15/13	60,000	63,900
Lucent Technologies 6.45% 3/15/29	70,000	50,488
MetroPCS Wireless 9.25% 11/1/14	234,000	238,095
#NII Capital 144A
8.875% 12/15/19	65,000	63,619
10.00% 8/15/16	135,000	142,088
#Nordic Telephone Holdings 144A 8.875% 5/1/16	165,000	175,313
Paetec Holding 8.875% 6/30/17	60,000	61,050
#Qwest 144A 8.375% 5/1/16	45,000	48,488
Sprint Capital
6.875% 11/15/28	130,000	108,713
8.75% 3/15/32	390,000	369,524
Sprint Nextel 6.00% 12/1/16	110,000	100,925
#Telcordia Technologies 144A 10.00% 3/15/13	190,000	170,050
Telecom Italia Capital
5.25% 10/1/15	470,000	492,014
7.175% 6/18/19	195,000	217,778
Telesat Canada
11.00% 11/1/15	155,000	168,950
12.50% 11/1/17	25,000	27,625

Verizon Communications 6.40% 2/15/38	145,000	152,089
Virgin Media Finance 8.375% 10/15/19	100,000	103,375
Vodafone Group
5.00% 12/16/13	10,000	10,598
5.00% 9/15/15	50,000	52,473
5.375% 1/30/15	410,000	441,099
#Wind Acquisition Finance 144A 11.75% 7/15/17	250,000	274,374
Windstream 8.125% 8/1/13	59,000	61,508
		7,060,234
Transportation – 0.09%
Delta Air Lines 7.92% 11/18/10	50,000	50,250
Kansas City Southern de Mexico 9.375% 5/1/12	100,000	104,250
Kansas City Southern Railway 13.00% 12/15/13	65,000	75,725
		230,225
Utilities – 1.69%
AES
8.00% 10/15/17	40,000	41,250
8.00% 6/1/20	460,000	470,350
Ameren 8.875% 5/15/14	75,000	84,319
#American Transmission Systems 144A 5.25% 1/15/22	130,000	128,652
#Calpine Construction Finance 144A 8.00% 6/1/16	105,000	108,675
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	245,000	266,744
Edison Mission Energy
7.00% 5/15/17	20,000	15,900
7.20% 5/15/19	70,000	53,375
7.50% 6/15/13	15,000	14,175
#Enel Finance International 144A 5.125% 10/7/19	365,000	367,954
Energy Future Holdings 10.875% 11/1/17	65,000	53,463
Illinois Power 9.75% 11/15/18	410,000	510,620
#Majapahit Holding 144A 8.00% 8/7/19	190,000	201,400
Mirant Americas Generation 8.50% 10/1/21	235,000	224,425
Mirant North America 7.375% 12/31/13	75,000	74,531
NRG Energy
7.25% 2/1/14	60,000	60,900
7.375% 2/1/16	240,000	240,900
7.375% 1/15/17	15,000	15,075
Orion Power Holdings 12.00% 5/1/10	45,000	46,350
Pennsylvania Electric 5.20% 4/1/20	335,000	330,583
PPL Electric Utilities 7.125% 11/30/13	130,000	148,727
Progress Energy 4.875% 12/1/19	180,000	175,263
Public Service Oklahoma 5.15% 12/1/19	325,000	323,291
•Puget Sound Energy 6.974% 6/1/67	100,000	88,357
Sempra Energy 6.00% 10/15/39	165,000	163,489
Texas Competitive Electric Holdings 10.25% 11/1/15	160,000	130,400
TXU 5.55% 11/15/14	120,000	85,704
		4,424,872
Total Corporate Bonds (cost $60,319,789)		65,384,739

Municipal Bonds – 0.40%
California State
7.30% 10/1/39	320,000	303,830
Taxable Bond (Various Purposes) 7.55% 4/1/39	385,000	379,575
Oregon State Taxable Pension 5.892% 6/1/27	200,000	201,726
•Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39	155,000	162,612
Total Municipal Bonds (cost $1,069,860)		1,047,743

Non-Agency Asset-Backed Securities – 2.04%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.186% 10/6/21	160,000	160,608
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16	505,000	501,295
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	132,589	134,478
•Capital One Multi-Asset Execution Trust Series 2006-A7 A7 0.263% 3/17/14	100,000	99,150
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	28,723	29,237
Series 2008-A A3 4.94% 4/25/14	150,000	153,515
@#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	21,385	19,234
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	170,000	176,194
Series 2005-A10 A10 4.65% 12/17/12	35,000	36,072
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	100,000	108,608
•Series 2007-A6 A6 0.27% 7/12/12	1,350,000	1,347,571
•Series 2009-A1 A1 1.983% 3/17/14	125,000	127,624

CNH Equipment Trust
•Series 2007-A A4 0.273% 9/17/12	17,907	17,816
•Series 2007-B A3B 0.833% 10/17/11	19,163	19,164
Series 2008-A3 4.12% 5/15/12	33,000	33,440
Series 2008-B A3A 4.78% 7/16/12	85,048	86,453
Series 2009-C A3 1.85% 12/16/13	70,000	69,727
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	89	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	175,000	179,707
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	105,000	112,843
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	165,000	159,140
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.783% 9/15/14	100,000	100,173
GE Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	255,000	255,204
•#Golden Credit Card Trust Series 2008-3 A 144A 1.233% 7/15/17	175,000	173,011
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	37,173	38,152
Series 2009-4 A3 1.00% 2/15/14	100,000	99,624
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	29,669	30,194
Series 2008-A A3 4.93% 12/17/12	115,000	119,815
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	77,325	78,323
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.273% 11/15/12	95,000	94,689
Mid-State Trust
Series 11 A1 4.864% 7/15/38	88,542	79,146
Series 2004-1 A 6.005% 8/15/37	43,457	40,862
#Series 2006-1 A 144A 5.787% 10/15/40	66,201	66,081
•Residential Asset Securities Series 2006-KS3 AI3 0.400% 4/25/36	433,548	399,905
PStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	122,744	97,719
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	110,000	112,368
Total Non-Agency Asset-Backed Securities (cost $5,385,306)		5,357,142

Non-Agency Collateralized Mortgage Obligations – 1.48%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	23,038	18,513
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	255,328	254,450
Series 2004-10 1CB1 6.00% 11/25/34	28,669	23,195
Series 2005-5 2CB1 6.00% 6/25/35	154,419	103,316
Series 2005-3 2A1 5.50% 4/25/20	148,808	132,811
Bank of America Funding Securities
Series 2005-6 7A1 5.50% 7/25/20	16,605	15,235
Series 2005-8 1A1 5.50% 1/25/36	135,113	123,861
@•Series 2006-H 1A2 3.583% 9/20/46	8,286	1,198
•Bank of America Mortgage Securities Series 2003-D 1A2 3.718% 5/25/33	799	512
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	257,567	258,854
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36	110,000	70,042
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	38,488	36,853
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.817% 8/25/37	247,951	176,951
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36	111,037	85,394
@Series 2006-17 A5 6.00% 12/25/36	55,715	49,482
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	52,884	52,132
Series 2004-1 3A1 7.00% 2/25/34	30,139	26,998
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	45,733	45,496
•Series 2004-AR5 4A1 5.665% 10/25/34	122,274	99,339
•Series 2007-AR2 1A1 5.815% 8/25/37	95,545	65,186
•Series 2007-AR3 2A2 6.289% 11/25/37	40,645	27,519
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	50,504	48,153
•Series 1999-3 A 8.00% 8/19/29	76,911	77,350
Series 2005-RP1 1A3 8.00% 1/25/35	96,325	88,800
Series 2005-RP1 1A4 8.50% 1/25/35	44,673	41,225
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	21,331	20,926
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33	28,029	24,882
Series 2005-6 7A1 5.331% 6/25/35	140,108	107,573
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	138,514	131,416
Series 2005-2 1A4 8.00% 5/25/35	117,702	110,861

•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		78,926	69,122
•MLCC Mortgage Investors Series 2004-HB1 A1 0.591% 4/25/29		203,714	144,468
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		55,506	56,564
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		10,317	10,331
Series 2004-SL4 A3 6.50% 7/25/32		71,986	70,614
•Structured ARM Loan Trust
Series 2004-3AC A2 3.013% 3/25/34		168,602	152,025
Series 2006-5 5A4 5.495% 6/25/36		92,257	15,386
Structured Asset Securities
•Series 2002-22H 1A 6.942% 11/25/32		42,073	40,640
Series 2004-12H 1A 6.00% 5/25/34		131,137	118,736
•wWashington Mutual Mortgage Pass Through Certificates
Series 2006-AR10 1A1 5.921% 9/25/36		244,048	185,111
Series 2007-HY1 1A1 5.677% 2/25/37		160,044	101,839
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 3.242% 9/25/34		39,634	37,936
•Series 2005-AR16 2A1 3.177% 10/25/35		8,341	7,055
•Series 2005-AR16 6A4 5.00% 10/25/35		276,951	105,056
Series 2006-1 A3 5.00% 3/25/21		20,071	18,967
Series 2006-4 2A3 5.75% 4/25/36		80,828	29,022
•Series 2006-AR5 2A1 5.541% 4/25/36		52,677	41,056
•Series 2006-AR10 5A1 5.587% 7/25/36		202,614	157,733
Series 2007-8 2A6 6.00% 7/25/37		65,000	46,386
Series 2007-13 A7 6.00% 9/25/37		189,253	162,580
Total Non-Agency Collateralized Mortgage Obligations (cost $4,393,573)			3,889,150

Regional Authorities – 0.12%Δ
Canada – 0.12%
Province of Ontario Canada
4.00% 10/7/19		160,000	153,512
4.40% 6/2/19	CAD	143,000	137,799
Quebec Province 4.50% 12/1/19	CAD	29,000	27,873
Total Regional Authorities (cost $323,971)			319,184

«Senior Secured Loans – 0.33%
Ford Motor Term Tranche Loan B 3.287% 12/15/13		346,502	321,132
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		205,000	212,483
PQ Term Loan 6.74% 7/30/15		185,000	160,488
Texas Competitive Electric Holdings Term Tranche Loan B2 3.735% 10/10/14	USD	198,494	161,711
Total Senior Secured Loans (cost $759,112)			855,814

Sovereign Debt – 1.03%Δ
Brazil – 0.33%
Republic of Brazil
12.50% 1/5/16	BRL	700,000	455,822
12.50% 1/5/22	BRL	620,000	403,729
			859,551
Indonesia – 0.25%
Indonesia Government
10.75% 5/15/16	IDR	3,164,000,000	361,587
12.80% 6/15/21	IDR	2,400,000,000	300,464
			662,051
Mexico – 0.28%
Mexican Bonos 10.00% 11/20/36	MXN	8,558,600	746,403
			746,403
Norway – 0.06%
Eksportfinans 3.00% 11/17/14	USD	150,000	147,870
			147,870
Poland – 0.07%
Poland Government Bond 5.50% 10/25/19	PLN	550,000	181,414
			181,414
Republic of Korea – 0.04%
#Korea Expressway 144A 4.50% 3/23/15	USD	100,000	102,124
			102,124
Total Sovereign Debt (cost $2,516,560)			2,699,413

Supranational Banks – 0.46%
European Investment Bank
9.00% 12/21/18	ZAR	2,300,000	297,651
^10.902% 3/30/16	TRY	390,000	138,215
11.25% 2/14/13	BRL	220,000	130,578

International Bank for Reconstruction
5.75% 8/20/12	MXN	3,360,000	253,587
5.75% 10/21/19	AUD	438,000	373,620
Total Supranational Banks (cost $1,152,309)			1,193,651

U.S. Treasury Obligations – 0.92%
U.S. Treasury Inflation Index Notes
1.625% 1/15/15	USD	962,319	1,002,015
¥2.00% 1/15/14		479,680	507,861
2.375% 1/15/17		460,943	498,430
U.S. Treasury Bond 4.50% 8/15/39		335,000	327,515
U.S. Treasury Note 3.375% 11/15/19		90,000	86,597
Total U.S. Treasury Obligations (cost $2,449,202)			2,422,418

		Number of
		Shares
Preferred Stock – 0.17%
Bank of America 8.125%		120,000	115,679
†Braskem Class A		1,873	15,130
PNC Financial Services 8.25%		155,000	158,174
@Transneft 0.82%		194	162,960
Total Preferred Stock (cost $343,949)			451,943

		Principal
		Amount°
≠Discounted Commercial Paper – 1.50%
Bank of Nova Scotia Housing 0.18% 2/17/10	USD	500,000	499,993
Calyon North America Inc 0.16% 2/11/10		400,000	399,922
Cornell University 0.25% 3/9/10		250,000	249,998
Danske 0.15% 1/22/10		325,000	324,966
General Electric Capital Services 0.15% 1/19/10		250,000	249,982
Goldman Sachs Group Inc 0.12% 1/22/10		500,000	499,947
ING (US) Funding 0.401% 1/6/10		575,000	574,984
JP Morgan Chase 0.17% 2/16/10		250,000	249,934
Koch Resources 0.18% 1/22/10		500,000	499,947
Massachusetts Health & Education Facilities Authority 0.20% 1/21/10		400,000	399,997
Total Discounted Commercial Paper (cost $3,949,590)			3,949,670

≠Discount Note – 0.15%
Federal Home Loan Bank 0.001% 1/4/10		403,000	403,000
Total Discount Note (cost $403,000)			403,000

Total Value of Securities Before Securities Lending Collateral – 98.45%
(cost $221,089,607)			258,327,749

		Number of
		Shares
Securities Lending Collateral* – 0.00%
Investment Company
@†Mellon GSL Reinvestment Trust II		50,338	2,139
Total Securities Lending Collateral (cost $50,338)			2,139

Total Value of Securities – 98.45%
(cost $221,139,945)			258,329,888
Obligation to Return Securities Lending Collateral* – (0.02%)			(50,338)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.57%			4,109,909
Net Assets Applicable to 26,255,780 Shares Outstanding – 100.00%			$262,389,459

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
GBP – British Pound Sterling
EUR – European Monetary Unit
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee

KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
PLN – Polish Zloty
SGD – Singapore Dollar
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

*See Note 4 in “Notes.”
†Non income producing security.
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of December 31, 2009.
±Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $32,286,221 which represented 12.30% the Fund’s net assets. See Note 1 in "Notes."
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2009.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $21,711,916, which represented 8.27% of the Fund’s net assets. See Note 5 in "Notes."
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $1,468,358, which represented 0.56% of the Fund's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2009, the aggregate amount of restricted securities was $97,719 or 0.04% of the Fund's net assets. See Note 5 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2009.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risky.

Summary of Abbreviations:
ADR – American Depositary Receipts
ACES – Automatic Common Exchange Security
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GDR – Global Depositary Receipts
GSMPS – Goldman Sachs Reperforming Mortgage Securities Inc.
MASTR – Mortgage Asset Securitization Transactions, Inc.
NIM – Net Interest Margin
NVDR – Non Voting Depositary Receipts
PIK – Paid-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

1The following foreign currency exchange contracts, financial futures contracts and CDS contracts were outstanding at December 31, 2009:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	502,630	USD	(455,785)	1/8/10	$ (4,678)
BRL	(226,800)	USD	126,000	1/8/10	(3,889)
CAD	354,107	USD	(330,647)	1/8/10	6,389
CAD	620,318	USD	(579,222)	1/8/10	11,192
EUR	8,363	USD	(12,416)	1/8/10	(443)
GBP	(1,592)	USD	(2,627)	1/8/10	53
IDR	1,309,140,000	USD	(137,183)	1/8/10	1,492
ILS	847,735	USD	(224,810)	1/29/10	(1,303)
INR	14,259,600	USD	(306,000)	10/20/10	(5,832)
KRW	1,374,726,138	USD	(1,184,292)	1/8/10	(5,681)
MYR	2,066,633	USD	(610,527)	1/8/10	(7,165)
NOK	(2,040,043)	USD	355,000	1/8/10	3,140
NOK	7,470,342	USD	(1,314,900)	1/8/10	(26,439)
PLN	(1,569,862)	USD	548,898	1/8/10	1,857
PLN	1,067,155	USD	(381,038)	1/8/10	(9,173)
SGD	853,408	USD	(614,272)	1/8/10	(6,965)
TRY	(205,443)	USD	135,947	1/8/10	(1,186)
TWD	19,749,550	USD	(612,199)	1/8/10	5,200
ZAR	(2,428,669)	USD	317,237	1/6/10	(10,137)
					$(53,568)

Financial Futures Contracts

Contracts	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Appreciation
(76) U.S. Treasury 5 yr Notes	$(8,864,657)	$(8,693,094)	3/31/10	$171,563

Swap Contracts
CDS Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$95,000	5.00%	9/20/14	$6,466

The use of foreign currency exchange contracts, financial futures contracts and CDS contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006 – September 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$223,206,748
Aggregate unrealized appreciation	$38,195,391
Aggregate unrealized depreciation	(3,072,251)
Net unrealized appreciation	$35,123,140

For federal income tax purposes, at September 30, 2009, capital loss carryforwards of $28,735,985 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $5,781,908 expires in 2010, $15,238,804 expires in 2015, $7,346,198 expires in 2016 and $369,075 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$20,975,255	$375,669	$21,350,924
Common Stock	97,943,501	32,324,674	-	130,268,175
Corporate Debt	112,288	71,909,745	-	72,022,033
Foreign Debt	-	3,828,083	384,165	4,212,248
Investment Companies	22,199,595	-	-	22,199,595
Municipal Bonds	-	1,047,743	-	1,047,743
U.S. Treasury Obligations	-	2,422,418	-	2,422,418
Securities Lending Collateral	-	-	2,139	2,139
Short-Term	-	4,352,670	-	4,352,670
Other	178,090	273,853	-	451,943
Total	$120,433,474	$137,134,441	$761,973	$258,329,888

Foreign Currency Exchange Contracts	$-	$(53,568)	$-	$(53,568)
Financial Futures Contracts	$-	$171,563	$-	$171,563
Swap Contracts	$-	$6,466	$-	$6,466

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-Backed	Corporate	Foreign	Securities	Total
	& Other Mortgage-Backed	Debt	Debt	Lending
	Securities
Balance as of 9/30/09	$1,062,375	$-	$283,696	$5	$1,346,076
Purchases	160,000	-	252,638	-	412,638
Sales	(931)	-	-	-	(931)
Transfers into of Level 3	-	0,000	-	-	(200,000)
Transfers out of Level 3	(883,881)	-	(141,016)	-	(1,024,897)
Net change in unrealized
appreciation/depreciation	38,106	(200,000)	(11,153)	2,134	229,087
Balance as of 12/31/09	$375,669	$-	$384,165	$2,139	$761,973

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$4,677	$(200,000)	$3,443	$2,134	$(189,746)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing Fund portfolio against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended December 31, 2009, the Fund entered into CDS contracts as seller of protection. Periodic receipts on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon receipt, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2009, the aggregate unrealized appreciation of credit default swaps was $6,466. If a credit event has occurred as of December 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $95,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at December 31, 2009, the notional value of the protection sold was $95,000, which reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2009, the net unrealized appreciation of the protection sold was $6,466.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2009 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
	Receivables
	and Other
Foreign exchange contracts (Forward	Assets Net of
Currency Contracts)	Liabilities	$ 29,323	Payables	$(82,891)

	Receivables
	and Other
	Assets Net of
Interest rate contracts (Futures)	Liabilities	171,563	Payables	-

	Receivables
	and Other
	Assets Net of
Credit contracts (Swaps)	Liabilities	6,466	Payables	-

Total		$207,352		$(82,891)

Th effect of derivative instruments on the statement of operations for the period ended December 31, 2009 was as follows:

			Change in Unrealized
			Appreciation or
	Location of Gain or Loss on	Realized Gain or Loss	Depreciation on
	Derivatives Recognized in	on Derivatives	Derivatives Recognized in
	Income	Recognized in Income	Income
	Net realized gain on foreign
	currencies/net change in
	unrealized
	appreciation/depreciation of
	investments and foreign
Foreign exchange contracts (Currency)	currencies	$58,779	$(66,915)
	Net realized loss on futures
	contracts/net change in
	unrealized
	appreciation/depreciation of
	Investments and foreign
Interest rate contracts (Futures)	currencies	45,217	184,821
	Net realized gain on options
	contracts and net change in
	unrealized
	appreciation/depreciation of
Written options contracts (Options)	foreign currencies	(19,289)	11,049
	Net realized gain on swap
	contracts/net change in
	unrealized
	appreciation/depreciation
	of investments and foreign
Credit contracts (Swaps)	currencies	(418)	3,431
Total		$84,289	$132,386

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2009.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in Real Estate Investment Trusts (REITs) and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Foundation® Conservative Allocation Fund

December 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 31.23%
U.S. Markets – 18.17%
Consumer Discretionary – 1.90%
†AFC Enterprises	1,025	$8,364
American Eagle Outfitters	1,620	27,508
†Bally Technologies	270	11,148
Big 5 Sporting Goods	355	6,099
†Buffalo Wild Wings	330	13,289
Burger King Holdings	1,740	32,747
†Carmike Cinemas	435	3,289
†CEC Entertainment	275	8,778
†Citi Trends	430	11,877
CKE Restaurants	1,500	12,690
Cooper Tire & Rubber	400	8,020
†DIRECTV Group	450	15,008
†DSW Class A	515	13,328
†G-III Apparel Group	635	13,760
Guess	750	31,725
†Gymboree	330	14,352
†Iconix Brand Group	850	10,753
†Jack in the Box	735	14,457
Jarden	1,150	35,547
†Jo-Ann Stores	355	12,865
Jones Apparel Group	640	10,278
†Jos. A. Bank Clothiers	130	5,485
†Lincoln Educational Services	540	11,702
Lowe's	9,100	212,848
Mattel	5,900	117,882
McDonald's	740	46,206
Meredith	780	24,063
†Mobile Mini	507	7,144
National CineMedia	635	10,522
NIKE Class B	1,650	109,016
Nordstrom	350	13,153
†Papa John's International	380	8,877
†Perry Ellis International	575	8,660
Phillips-Van Heusen	945	38,443
†Shuffle Master	995	8,199
Staples	4,800	118,031
Tanger Factory Outlet Centers	380	14,816
†Tenneco	450	7,979
†Time Warner Cable	770	31,870
†Tractor Supply	300	15,888
†Ulta Salon Cosmetics & Fragrance	815	14,800
†Urban Outfitters	1,040	36,390
†Viacom Class B	940	27,946
Wal-Mart Stores	830	44,364
Weight Watchers International	900	26,244
†WMS Industries	850	34,000
		1,310,410
Consumer Staples – 1.75%
Archer-Daniels-Midland	4,750	148,723
Bunge	175	11,170
Casey's General Stores	470	15,002
†Chattem	135	12,596
Coca-Cola	210	11,970
Colgate-Palmolive	370	30,396
CVS Caremark	5,030	162,016
Heinz (H.J.)	2,800	119,728
Kimberly-Clark	1,800	114,678
Kraft Foods Class A	4,273	116,140
Lance	225	5,918
PepsiCo	890	54,112
Procter & Gamble	2,720	164,913
Safeway	5,700	121,353
†Susser Holdings	1,245	10,695
Walgreen	3,000	110,160
		1,209,570
Energy – 1.78%
Anadarko Petroleum	270	16,853
Berry Petroleum Class A	515	15,012
†Bristow Group	355	13,650
†Carrizo Oil & Gas	575	15,232

Chesapeake Energy	630	16,304
Chevron	2,060	158,599
ConocoPhillips	4,435	226,496
Devon Energy	330	24,255
EOG Resources	1,800	175,140
EQT	420	18,446
Exxon Mobil	1,690	115,241
†Key Energy Services	1,270	11,163
Lufkin Industries	270	19,764
Marathon Oil	3,800	118,636
National Oilwell Varco	3,070	135,356
Occidental Petroleum	510	41,489
Penn Virginia	600	12,774
†Pioneer Drilling	1,170	9,243
†Rosetta Resources	635	12,656
Schlumberger	719	46,800
†Swift Energy	430	10,303
†Willbros Group	830	14,002
		1,227,414
Financials – 2.05%
AFLAC	750	34,688
Allstate	4,100	123,164
American Equity Investment Life Holding	615	4,576
AmTrust Financial Services	675	7,979
Apollo Investment	1,390	13,247
Ares Capital	830	10,334
Bank of America	860	12,952
Bank of New York Mellon	8,690	243,058
Berkley (W.R.)	650	16,016
Blackstone Group	1,000	13,120
Capital One Financial	600	23,004
City Holding	365	11,800
CME Group	325	109,184
Dime Community Bancshares	1,120	13,126
EastGroup Properties	355	13,589
Entertainment Properties Trust	395	13,932
First Mercury Financial	645	8,843
Flushing Financial	850	9,571
Goldman Sachs Group	310	52,340
Harleysville Group	365	11,603
Home Properties	410	19,561
†Host Hotels & Resorts	1,430	16,688
Independent Bank	380	7,938
†IntercontinentalExchange	1,100	123,530
JPMorgan Chase	1,370	57,088
†Nasdaq OMX Group	1,020	20,216
optionsXpress Holdings	850	13,133
†ProAssurance	210	11,279
Prosperity Bancshares	395	15,986
Protective Life	540	8,937
Provident Finance Services	955	10,171
Prudential Financial	590	29,358
†RiskMetrics Group	595	9,466
RLI	245	13,046
Sovran Self Storage	395	14,113
TCF Financial	1,440	19,613
†Texas Capital Bancshares	595	8,306
Torchmark	620	27,249
Travelers	2,950	147,087
Trustmark	615	13,862
Univest Corporation of Pennsylvania	275	4,821
Webster Financial	765	9,081
Wells Fargo	2,480	66,935
		1,413,590
Health Care – 2.74%
Abbott Laboratories	660	35,633
†Affymetrix	940	5,490
†Air Methods	115	3,866
†Align Technology	660	11,761
†Alkermes	1,250	11,763
Allergan	2,500	157,525
†Alliance HealthCare Services	2,406	13,738
†Amgen	670	37,902
†AMN Healthcare Services	1,030	9,332
Bristol-Myers Squibb	4,700	118,675
Cardinal Health	3,700	119,288
†Catalyst Health Solutions	485	17,688
†Celera	1,430	9,881
†Celgene	310	17,261
†Conmed	655	14,934
†CryoLife	1,250	8,025
†Express Scripts	470	40,632
†Gen-Probe	520	22,308

†Gilead Sciences	2,880	124,646
†Human Genome Sciences	205	6,273
Johnson & Johnson	2,130	137,193
†Martek Biosciences	435	8,239
†Medco Health Solutions	2,100	134,211
†Medivation	135	5,083
Merck	5,704	208,423
†Merit Medical Systems	645	12,442
†Odyssey HealthCare	640	9,971
†ONYX Pharmaceuticals	535	15,697
†OSI Pharmaceuticals	295	9,154
Pfizer	10,887	198,035
†PharMerica	475	7,543
†Psychiatric Solutions	535	11,310
Quest Diagnostics	2,000	120,760
†Quidel	670	9,233
†Regeneron Pharmaceuticals	700	16,926
†Res-Care	645	7,224
†SonoSite	465	10,988
†Sun Healthcare Group	1,225	11,233
†Thermo Fisher Scientific	590	28,137
UnitedHealth Group	3,770	114,910
†Vertex Pharmaceuticals	400	17,140
West Pharmaceutical Services	350	13,720
		1,894,193
Industrials – 1.62%
AAON	470	9,160
Acuity Brands	350	12,474
Administaff	460	10,851
†Alaska Air Group	535	18,490
American Ecology	485	8,264
Applied Industrial Technologies	535	11,807
Barnes Group	640	10,816
†Chart Industries	615	10,178
†Columbus McKinnon	730	9,972
†CRA International	315	8,395
Deere	320	17,309
Ducommun	250	4,678
†DynCorp International Class A	750	10,763
ESCO Technologies	175	6,274
†Esterline Technologies	295	12,027
Expeditors International Washington	2,800	97,244
Fluor	450	20,268
General Electric	3,110	47,054
Goodrich	600	38,550
Granite Construction	295	9,930
†Hawaiian Holdings	790	5,530
Haynes International	350	11,540
Honeywell International	810	31,752
†Hub Group Class A	595	15,964
†Kadant	490	7,820
†Kforce	755	9,438
Koppers Holdings	445	13,546
Lockheed Martin	350	26,373
McGrath RentCorp	550	12,298
†Metalico	2,090	10,283
†MYR Group/Delaware	295	5,334
Norfolk Southern	660	34,597
Northrop Grumman	2,600	145,209
Republic Services	530	15,004
Rockwell Collins	330	18,269
Roper Industries	330	17,282
†Tetra Tech	420	11,411
†Titan Machinery	565	6,520
Triumph Group	230	11,098
†Tutor Perini	505	9,130
Union Pacific	420	26,838
United Parcel Service Class B	1,600	91,792
†United Stationers	300	17,055
United Technologies	770	53,446
†URS	370	16,472
Waste Management	3,600	121,716
		1,120,221
Information Technology – 4.49%
†Adobe Systems	2,500	91,950
American Software Class A	925	5,550
†Amkor Technology	1,475	10,561
†Anixter International	365	17,192
†Apple	1,260	265,683
†Applied Micro Circuits	1,170	8,740
†Atheros Communications	475	16,264
†Cisco Systems	2,780	66,553
†Digital River	395	10,661

†EMC	2,170	37,910
†Expedia	750	19,283
†FARO Technologies	630	13,507
†Google Class A	400	247,991
Hewlett-Packard	1,280	65,933
iGate	1,565	15,650
infoGROUP	1,515	12,150
†Informatica	710	18,361
Intel	10,260	209,304
International Business Machines	1,160	151,844
†Intuit	4,100	125,911
†IPG Photonics	505	8,454
†IXYS	1,215	9,015
†J2 Global Communications	595	12,108
†JDA Software Group	535	13,626
†Lawson Software	1,925	12,801
MasterCard Class A	475	121,591
†McAfee	590	23,936
†MEMC Electronic Materials	3,600	49,032
Microsoft	3,530	107,630
†Motorola	14,400	111,744
†NetAPP	860	29,575
†NETGEAR	585	12,689
NIC	840	7,678
†Nuance Communications	1,080	16,783
†ON Semiconductor	1,480	13,039
†priceline.com	450	98,325
†Progress Software	540	15,773
QUALCOMM	4,440	205,394
Quality Systems	255	16,011
†Radiant Systems	1,000	10,400
†Rightnow Technologies	330	5,732
†Rofin-Sinar Technologies	335	7,909
†Sapient	1,615	13,356
†SAVVIS	785	11,029
†Semtech	570	9,696
†Smith Micro Software	1,000	9,140
†SolarWinds	370	8,514
†Symantec	6,240	111,634
†Synaptics	490	15,019
†Tekelec	980	14,974
†TeleTech Holdings	680	13,620
†Teradata	3,600	113,148
United Online	1,590	11,432
†ValueClick	1,185	11,992
†VeriSign	4,700	113,928
†ViaSat	475	15,096
Visa Class A	2,000	174,920
†Vocus	595	10,710
Xerox	14,200	120,132
		3,098,583
Materials – 0.63%
Alcoa	1,660	26,759
Dow Chemical	1,380	38,129
duPont (E.I.) deNemours	3,600	121,213
Freeport-McMoRan Copper & Gold	425	34,123
Olin	785	13,753
†Owens-Illinois	780	25,639
Praxair	1,000	80,310
Rock-Tenn Class A	315	15,879
†Rockwood Holdings	585	13,783
Schulman (A.)	635	12,814
Silgan Holdings	200	11,576
United States Steel	820	45,198
		439,176
Telecommunications – 0.74%
Alaska Communications Systems Group	1,100	8,778
†Arris Group	815	9,315
AT&T	4,760	133,423
†Crown Castle International	3,900	152,256
†GeoEye	200	5,576
†Knology	1,070	11,717
NTELOS Holdings	635	11,316
Plantronics	220	5,716
Verizon Communications	5,170	171,282
		509,379
Utilities – 0.47%
Edison International	3,200	111,296
NorthWestern	255	6,635
†NRG Energy	660	15,583
Otter Tail	355	8,804
Progress Energy	2,923	119,872
Sempra Energy	480	26,870

UIL Holdings	250	7,020
UNITIL	345	7,928
Wisconsin Energy	470	23,420
		327,428
Total U.S. Markets (cost $11,328,900)		12,549,964

§Developed Markets – 8.40%
Consumer Discretionary – 1.65%
Autoliv	3,300	143,087
±Bayerische Motoren Werke	2,464	112,723
±Don Quijote	3,900	94,698
±Esprit Holdings	14,931	99,058
±PPR	877	105,131
±Publicis Groupe	2,271	92,217
±Round One	6,500	38,576
±Techtronic Industries	113,500	94,084
±Toyota Motor	1,899	80,115
±Vivendi	4,641	137,560
±WPP Group	6,150	60,086
±Yue Yuen Industrial Holdings	28,000	81,064
		1,138,399
Consumer Staples – 0.69%
±Coca-Cola Amatil	12,303	126,851
±First Pacific	46,136	28,039
±Greggs	12,683	88,950
±Metro	1,807	111,067
±Parmalat	42,416	118,426
		473,333
Energy – 0.63%
±BP	8,854	85,646
±CNOOC	75,000	116,841
†Nabors Industries	805	17,621
Noble	420	17,094
Tenaris ADR	425	18,126
±Total	1,309	83,966
†Transocean	1,162	96,214
		435,508
Financials – 1.00%
Aspen Insurance Holdings	835	21,251
Assured Guaranty	340	7,398
±AXA	3,884	91,072
±Banco Santander	7,083	116,889
±Franshion Properties China	56,000	19,596
Max Capital Group	555	12,377
±Mitsubishi UFJ Financial Group	22,181	109,329
±Nordea Bank	10,399	105,303
±Standard Chartered	4,564	114,741
±UniCredit	28,853	96,350
		694,306
Health Care – 0.75%
±Astellas Pharma	2,800	104,532
±AstraZeneca	1,002	47,087
†Eurand	990	12,771
±Novartis	2,248	122,643
Novo Nordisk ADR	1,500	95,775
±Novo Nordisk Class B	1,226	78,159
±Sanofi-Aventis	723	56,783
		517,750
Industrials – 1.44%
±Asahi Glass	9,000	85,664
±Cie de Saint-Gobain	2,415	130,831
±Deutsche Post	6,174	119,740
±Finmeccanica	6,104	97,601
†Flextronics International	900	6,579
±Koninklijke Philips Electronics	4,818	142,227
±Singapore Airlines	10,117	107,130
±Teleperformance	3,803	123,232
±Tomkins	33,145	103,540
±Vallourec	423	76,427
		992,971
Information Technology – 0.55%
Accenture Class A	503	20,875
†CGI Group Class A	18,283	247,799
±Nokia	8,736	112,807
		381,481
Materials – 0.76%
Agrium	1,800	110,700
Alumina ADR	1,150	7,533
±Anglo American	654	28,329
±ArcelorMittal	1,453	66,323
±@Griffin Mining	5,200	3,133
±Lafarge	1,261	103,711
±Linde	843	101,058

Syngenta ADR	1,800	101,286
		522,073
Telecommunications – 0.77%
China Mobile ADR	3,900	181,077
±China Unicom Hong Kong	12,000	15,747
China Unicom Hong Kong ADR	4,608	60,411
Philippine Long Distance Telephone ADR	100	5,667
±Telstra	16,637	51,148
TELUS	3,459	112,299
±Vodafone Group	46,303	107,176
		533,525
Utilities – 0.16%
±National Grid	10,293	112,331
		112,331
Total Developed Markets (cost $5,065,245)		5,801,677

XEmerging Markets – 4.66%
Consumer Discretionary – 0.17%
†Focus Media Holding ADR	2,475	39,229
†#Grupo Clarin Class B GDR 144A	600	2,949
Grupo Televisa ADR	1,325	27,507
±JD Group	1,200	7,943
±Oriental Holdings	3,800	6,306
±Sun International	500	6,391
±Turk Sise ve Cam Fabrikalari	6,669	8,349
Wal-Mart de Mexico Series V	4,334	19,321
		117,995
Consumer Staples – 0.25%
Brazil Foods ADR	200	10,474
†Cosan Class A	2,100	18,270
@Cresud ADR	2,790	40,127
Fomento Economico Mexicano ADR	600	28,728
±Gudang Garam	9,500	21,630
†±Lotte Confectionery	12	13,301
±President Chain Store	5,680	13,490
±Tongaat Hulett	600	7,988
†Wimm-Bill-Dann Foods ADR	900	21,447
		175,455
Energy – 1.05%
China Petroleum & Chemical ADR	225	19,816
±China Shenhua Energy	3,500	16,989
Gazprom ADR	3,480	88,740
KazMunaiGas Exploration Production GDR	1,800	44,640
LUKOIL ADR	200	11,460
LUKOIL ADR (London International Exchange)	200	11,280
@Oil & Gas Development GDR	200	2,623
±PetroChina	8,000	9,510
PetroChina ADR	275	32,714
Petroleo Brasileiro SA ADR	2,900	138,272
Petroleo Brasileiro SP ADR	4,300	182,278
±Polski Koncern Naftowy Orlen	929	10,942
@PTT Exploration & Production	4,364	19,241
#Reliance Industries GDR 144A	870	41,195
Rosneft Oil GDR	606	5,103
±Sasol	462	18,439
Sasol ADR	300	11,982
±SK Energy	171	17,157
±SK Holdings	73	5,563
±Surgutneftegaz ADR	2,737	24,199
±Tambang Batubara Bukit Asam	7,000	12,706
		724,849
Financials – 0.61%
±Alarko Gayrimenkul Yatirim Ortakligi	194	1,809
Banco Bradesco ADR	1,500	32,805
Banco Santander Brasil ADR	2,300	32,062
±Bangkok Bank	5,000	17,504
†±Bank Hapoalim	2,094	9,096
±Bank Leumi Le-Israel	2,040	9,310
Credicorp	400	30,808
Cyrela Brazil Realty	784	11,020
†Grupo Financiero Galicia ADR	14,000	80,640
±Hong Leong Bank	7,400	17,533
†±@Indiabulls Real Estate GDR	200	976
@IRSA Inversiones y Representaciones GDR	1,900	18,050
Itau Unibanco Holding ADR	1,952	44,584
KB Financial Group ADR	727	36,968
±KLCC Property Holdings	5,900	5,912
@Sberbank	13,268	37,270
±Standard Bank Group	1,200	16,415
±Turkiye Is Bankasi Class C	2,346	9,884
†±UEM Land Holdings	10,968	4,737
		417,383

Industrials – 0.20%
±Alarko Holding	6,924	18,478
†±CJ	241	12,955
†Empresas	7,250	16,909
±Evergreen Marine	29,000	16,153
±Fosun International	20,604	14,283
†±Hyundai Elevator	75	3,732
†±Metallurgical	10,000	5,920
±Siam Cement NVDR	3,200	22,536
±Sinotrans	13,000	3,392
±Walsin Lihwa	44,000	16,484
±Yazicilar Holding Class A	1,400	9,042
		139,884
Information Technology – 0.29%
Infosys Technologies ADR	875	48,361
LG Display ADR	400	6,772
±Samsung Electronics	73	49,990
†Shanda Games ADR	1,500	15,285
†Shanda Interactive Entertainment ADR	100	5,261
†Sina	600	27,108
†±SK Communications	313	4,178
±Taiwan Semiconductor Manufacturing	7,034	14,175
±United Microelectronics	24,000	12,964
United Microelectronics ADR	4,500	17,460
		201,554
Materials – 0.63%
Aluminum Corporation of China ADR	625	17,031
±ArcelorMittal South Africa	810	11,178
Cemex ADR	1,872	22,127
Cia de Minas Buenaventura ADR	1,000	33,470
Cia Siderurgica Nacional ADR	1,125	35,921
†Fibria Celulose ADR	1,137	25,969
±Formosa Chemicals & Fibre	8,240	17,862
Gold Fields ADR	2,000	26,220
Grupo Mexico Class B	0	0
±Impala Platinum Holdings	636	17,314
±Israel Chemicals	1,811	23,747
†MMC Norilsk Nickel ADR	783	11,220
POSCO ADR	225	29,498
±Sinopec Shanghai Petrochemical	27,034	10,618
Vale ADR	5,225	151,683
		433,858
Telecommunications – 0.84%
America Movil ADR	1,250	58,725
†±Blue Label Telecoms	2,977	2,063
±China Telecom	36,000	14,886
†Chunghwa Telecom ADR	4,911	91,197
KT ADR	2,800	47,096
†±LG Telecom	13,400	97,519
Mobile Telesystems ADR	300	14,667
SK Telecom ADR	6,200	100,812
±Telkom	901	4,537
Telkom ADR	500	10,171
Tim Participacoes ADR	675	20,054
±Turkcell Iletisim Hizmet	1,200	8,492
Turkcell Iletisim Hizmet ADR	825	14,429
±Vodacom Group	12,191	92,725
		577,373
Utilities – 0.62%
AES Tiete	2,291	22,608
Centrais Eletricas Brasileiras	7,000	145,943
Cia Energetica de Minas Gerais ADR	625	11,288
Energias do Brasil	3,900	75,069
±Huadian Power International Class H	40,000	10,567
Huaneng Power International ADR	3,450	77,349
Korea Electric Power ADR	4,500	65,430
Pampa Energia ADR	500	5,850
†±Polska Grupa Energetyczna	1,001	8,551
±Tanjong	1,700	8,346
		431,001
Total Emerging Markets (cost $2,611,048)		3,219,352
Total Common Stock (cost $19,005,193)		21,570,993

Convertible Preferred Stock – 0.22%
Basic Materials – 0.03%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10	168	19,362
		19,362
Energy – 0.03%
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49	121	21,739
		21,739
Health Care & Pharmaceuticals – 0.16%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	96	109,344
		109,344
Total Convertible Preferred Stock (cost $108,456)		150,445

Exchange Traded Funds – 5.40%
Equity Funds – 5.40%
iShares MSCI EAFE Growth Index		64,930	3,578,942
iShares MSCI Emerging Markets Index		3,600	149,400
Total Exchange Traded Funds (cost $3,760,134)			3,728,342

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.48%
Fannie Mae REMICS Series 2003-32 PH 5.50% 3/25/32	USD	150,000	158,095
Freddie Mac REMICS Series 2512 PG 5.50% 10/15/22		165,000	175,443
Total Agency Collateralized Mortgage Obligations (cost $307,388)			333,538

Agency Mortgage-Backed Securities – 3.54%
Fannie Mae S.F. 15 yr
4.50% 8/1/23		429,903	443,117
5.00% 9/1/18		71,706	75,547
5.50% 7/1/22		102,005	108,234
Fannie Mae S.F. 30 yr
4.50% 6/1/38		146,753	146,646
5.00% 12/1/36		806,402	829,125
6.50% 2/1/36		46,561	50,182
Fannie Mae S.F. 30 yr TBA
4.50% 1/1/40		130,000	129,756
5.50% 1/1/40		185,000	193,643
6.00% 1/25/40		185,000	195,926
Freddie Mac S.F. 30 yr. TBA 4.00% 1/1/40		285,000	274,802
Total Agency Mortgage-Backed Securities (cost $2,383,386)			2,446,978

Commercial Mortgage-Backed Securities – 2.75%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		70,000	71,925
Series 2007-1A D 5.957% 4/15/37		25,000	25,500
Bank of America Commercial Mortgage Securities
Series 2004-4 A4 4.502% 7/10/42		225,000	225,296
•Series 2005-1 A5 5.095% 11/10/42		35,000	34,720
Series 2006-4 A4 5.634% 7/10/46		50,000	46,841
•Series 2007-4 AM 5.811% 2/10/51		30,000	21,653
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41		90,000	90,973
•Series 2005-PW10 A4 5.405% 12/11/40		85,000	83,300
•Series 2005-T20 A4A 5.149% 10/12/42		60,000	58,884
•Series 2006-PW12 A4 5.719% 9/11/38		25,000	25,386
Series 2007-PW15 A4 5.331% 2/11/44		35,000	30,204
•wCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44		50,000	48,547
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		225,000	219,905
•Series 2004-GG2 A6 5.396% 8/10/38		55,000	54,047
Series 2005-GG4 A4A 4.751% 7/10/39		50,000	48,408
•Series 2007-GG10 A4 5.805% 8/10/45		65,000	55,812
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		25,000	25,375
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.179% 12/15/44		70,000	69,298
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		75,000	73,362
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		455,000	455,742
•Series 2007-T27 A4 5.649% 6/11/42		140,000	135,166
Total Commercial Mortgage-Backed Securities (cost $1,743,964)			1,900,344

Convertible Bonds – 2.80%
Aerospace & Defense – 0.06%
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35		38,000	40,090
			40,090
Automobiles & Automotive Parts – 0.07%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		60,000	44,850
			44,850
Banking, Finance & Insurance – 0.06%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		42,000	41,685
			41,685
Basic Materials – 0.16%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24		5,000	4,806
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		64,000	68,321
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		29,000	34,401
			107,528
Building & Materials – 0.04%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24		28,000	26,110
			26,110
Computers & Technology – 0.07%
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13		55,000	46,131
			46,131

Electronics & Electrical Equipment – 0.31%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15		70,000	63,350
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10		68,000	67,150
#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39		38,000	43,843
Linear Technology 3.00% exercise price $46.13, expiration date 5/1/27		42,000	42,315
			216,658
Energy – 0.19%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		106,000	80,693
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41		51,000	51,765
			132,458
Health Care & Pharmaceuticals – 0.20%
fHologic 2.00% exercise price $38.59, expiration date 12/15/37		115,000	98,756
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16		35,000	40,338
			139,094
Leisure, Lodging & Entertainment – 0.19%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14		105,000	107,494
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14		21,000	25,699
			133,193
Real Estate – 0.32%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26		36,000	35,010
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		72,000	94,049
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		30,000	33,638
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		55,000	58,712
			221,409
Telecommunications – 0.95%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13		83,000	76,256
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23		34,000	33,958
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		35,000	29,138
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		57,000	54,364
Lucent Technologies 2.75% exercise price $16.75, expiration date 6/15/23		76,000	75,715
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		85,000	78,413
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14		106,000	139,654
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		64,000	57,200
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16		94,000	111,859
			656,557
Transportation – 0.18%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		140,000	126,175
			126,175
Total Convertible Bonds (cost $1,622,315)			1,931,938

Corporate Bonds – 35.48%
Banking – 5.78%
•BAC Capital Trust XIV 5.63% 12/31/49		80,000	55,800
Bank of America
5.125% 11/15/14		60,000	62,274
6.10% 6/15/17		300,000	305,367
Barclays Bank
6.75% 5/22/19		100,000	111,740
#144A 6.05% 12/4/17		115,000	117,218
BB&T 5.25% 11/1/19		125,000	120,697
Capital One Financial 7.375% 5/23/14		170,000	192,662
Capitial One Capital VI 8.875% 5/15/40		70,000	75,075
#CDP Financial 144A 4.40% 11/25/19		250,000	239,945
Citigroup
6.01% 1/15/15		40,000	40,888
6.375% 8/12/14		150,000	157,192
6.50% 8/19/13		80,000	85,284
•Citigroup Capital XXI 8.30% 12/21/57		20,000	19,350
Credit Suisse/New York 6.00% 2/15/18		115,000	120,522
#GMAC 144A
6.00% 12/15/11		10,000	9,900
6.875% 9/15/11		65,000	64,675
6.875% 8/28/12		65,000	64,350
JPMorgan Chase 5.75% 1/2/13		45,000	48,025
JPMorgan Chase Capital XXII 6.45% 2/2/37		40,000	36,821
JPMorgan Chase Capital XVIII 6.95% 8/17/36		40,000	38,977
JPMorgan Chase Capital XXV 6.80% 10/1/37		155,000	154,479
Korea Development Bank 5.30% 1/17/13		100,000	105,153
Morgan Stanley
6.00% 4/28/15		115,000	122,640
6.25% 8/28/17		155,000	162,001
PNC Funding
5.25% 11/15/15		55,000	56,631
5.625% 2/1/17		185,000	183,585
@Popular North America Capital Trust I 6.564% 9/15/34		30,000	17,594
•#Rabobank Nederland 144A 11.00% 12/29/49		165,000	201,736
Regions Financial 7.75% 11/10/14		110,000	108,592
Rentenbank 6.00% 7/15/14	AUD	47,000	42,042
•USB Capital IX 6.189% 10/29/49		275,000	223,781
VTB Capital 6.875% 5/29/18		100,000	101,000
Wachovia
5.25% 8/1/14		25,000	25,908
5.625% 10/15/16		170,000	174,067
•Wells Fargo Capital XIII 7.70% 12/29/49		195,000	190,125

Westpac Banking 4.875% 11/19/19	75,000	74,169
Zions Bancorporation
5.50% 11/16/15	15,000	10,617
5.65% 5/15/14	5,000	3,646
6.00% 9/15/15	40,000	28,323
7.75% 9/23/14	45,000	39,750
		3,992,601
Basic Industry – 2.28%
#Algoma Acqusition 144A 9.875% 6/15/15	40,000	34,250
ArcelorMittal
6.125% 6/1/18	50,000	51,676
9.00% 2/15/15	25,000	29,558
9.85% 6/1/19	70,000	90,687
Century Aluminum 8.00% 5/15/14	30,300	29,694
#Compass Minerals International 144A 8.00% 6/1/19	25,000	25,875
Cytec Industries 6.00% 10/1/15	68,000	71,774
Dow Chemical
5.70% 5/15/18	45,000	45,789
8.55% 5/15/19	95,000	113,539
#Essar Steel Algoma 144A 9.375% 3/15/15	40,000	39,650
#FMG Finance 144A 10.625% 9/1/16	50,000	55,563
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	50,000	54,825
#Georgia-Pacific 144A 8.25% 5/1/16	40,000	42,600
Huntsman International
7.375% 1/1/15	60,000	57,900
7.875% 11/15/14	10,000	9,825
Innophos 8.875% 8/15/14	60,000	61,200
International Paper 7.30% 11/15/39	35,000	37,247
Lubrizol 8.875% 2/1/19	95,000	118,305
#MacDermid 144A 9.50% 4/15/17	35,000	35,175
#Momentive Performance Materials 144A 12.50% 6/15/14	25,000	27,625
Nalco
8.875% 11/15/13	40,000	41,400
#144A 8.25% 5/15/17	10,000	10,675
#NewPage 144A 11.375% 12/31/14	45,000	45,675
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15	30,924	24,159
Novelis
7.25% 2/15/15	35,000	33,513
#144A 11.50% 2/15/15	25,000	26,906
Reliance Steel & Aluminum 6.85% 11/15/36	50,000	42,171
Ryerson 12.00% 11/1/15	20,000	21,000
#Sappi Papier Holding 144A 6.75% 6/15/12	40,000	38,342
Steel Dynamics 6.75% 4/1/15	50,000	49,813
Teck Resources
10.25% 5/15/16	15,000	17,550
#144A 10.75% 5/15/19	40,000	48,000
US Steel 7.00% 2/1/18	35,000	34,334
Vale Overseas
6.875% 11/21/36	59,000	59,098
6.875% 11/10/39	50,000	50,586
		1,575,979
Brokerage – 0.79%
E TRADE Financial PIK 12.50% 11/30/17	42,000	47,933
Goldman Sachs
5.125% 1/15/15	70,000	73,634
6.25% 9/1/17	45,000	48,332
Goldman Sachs Group
5.25% 10/15/13	25,000	26,573
5.95% 1/18/18	30,000	31,730
Jefferies Group
6.25% 1/15/36	10,000	7,991
6.45% 6/8/27	125,000	106,790
LaBranche 11.00% 5/15/12	85,000	82,131
Lazard Group
6.85% 6/15/17	44,000	44,345
7.125% 5/15/15	73,000	75,869
		545,328
Capital Goods – 1.91%
Allied Waste North America
6.875% 6/1/17	20,000	21,256
7.125% 5/15/16	150,000	159,953
AMH Holdings 11.25% 3/1/14	5,000	4,850
Anixter 10.00% 3/15/14	25,000	27,750
#BAE Systems Holdings 144A 4.95% 6/1/14	10,000	10,423
Building Materials 7.75% 8/1/14	65,000	64,675
#BWAY 144A 10.00% 4/15/14	45,000	47,813
•#C8 Capital 144A 6.64% 12/31/49	100,000	69,563
#Case New Holland 144A 7.75% 9/1/13	20,000	20,550
Casella Waste Systems
9.75% 2/1/13	45,000	44,663
#144A 11.00% 7/15/14	10,000	10,875
#CPM Holdings 144A 10.625% 9/1/14	10,000	10,600
Crown Americas 7.625% 11/15/13	16,000	16,600

#Crown Americas Capital II144A 7.625% 5/15/17	15,000	15,638
Eastman Kodak 7.25% 11/15/13	15,000	12,450
Graham Packaging Capital
9.875% 10/15/14	59,000	60,475
#144A 8.25% 1/1/17	15,000	14,888
Graphic Packaging International
9.50% 8/15/13	50,000	51,875
#144A 9.50% 6/15/17	15,000	15,975
#Greif 144A 7.75% 8/1/19	15,000	15,375
Intertape Polymer 8.50% 8/1/14	20,000	17,225
Jabil Circuit 7.75% 7/15/16	20,000	21,100
L-3 Communications 6.125% 7/15/13	40,000	40,600
#Owens Brockway Glass Container 144A 7.375% 5/15/16	10,000	10,375
#Plastipak Holdings 144A
8.50% 12/15/15	24,000	24,750
10.625% 8/15/19	20,000	22,150
Pregis 12.375% 10/15/13	59,000	57,451
RBS Global/Rexnord 11.75% 8/1/16	40,000	39,800
Sanmina-SCI 8.125% 3/1/16	50,000	50,125
#Sealed Air 144A 7.875% 6/15/17	10,000	10,667
Smurfit Kappa Funding 7.75% 4/1/15	25,000	24,156
Solo Cup 8.50% 2/15/14	45,000	44,213
Terex 8.00% 11/15/17	30,000	29,025
#Trimas 144A 9.75% 12/15/17	20,000	19,725
Tyco International Finance 8.50% 1/15/19	135,000	163,312
USG
6.30% 11/15/16	40,000	36,000
#144A 9.75% 8/1/14	10,000	10,725
		1,317,646
Consumer Cyclical – 3.57%
#Allison Transmission 144A 11.00% 11/1/15	80,000	84,399
American Axle & Manufacturing
5.25% 2/11/14	40,000	34,900
7.875% 3/1/17	20,000	17,000
ArvinMeritor 8.125% 9/15/15	55,000	52,800
Beazer Homes USA 8.625% 5/15/11	30,000	29,400
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	90,000	90,449
Burlington Coat Factory Warehouse 11.125% 4/15/14	25,000	25,938
Carrols 9.00% 1/15/13	10,000	10,200
CVS Caremark 6.60% 3/15/19	20,000	21,924
w#CVS Pass Through Trust 144A 8.353% 7/10/31	188,708	208,167
Darden Restaurants 6.80% 10/15/37	75,000	78,013
Ford Motor 7.45% 7/16/31	85,000	75,544
Ford Motor Credit 12.00% 5/15/15	100,000	116,079
Gaylord Entertainment 6.75% 11/15/14	10,000	9,350
Global Cash Access 8.75% 3/15/12	15,000	15,019
Goodyear Tire & Rubber
9.00% 7/1/15	25,000	26,125
10.50% 5/15/16	40,000	44,400
#Harrah's Operating 144A 10.00% 12/15/18	75,000	60,563
#Harrahs Operating Escrow 144A 11.25% 6/1/17	60,000	63,075
Interface
9.50% 2/1/14	5,000	4,944
#144A 11.375% 11/1/13	20,000	22,450
#Invista 144A 9.25% 5/1/12	50,000	51,000
K Hovnanian Enterprises
6.25% 1/15/15	15,000	10,800
7.50% 5/15/16	25,000	18,000
#144A 10.625% 10/15/16	25,000	26,250
#Landry's Restaurants 144A 11.625% 12/1/15	15,000	15,975
M/I Homes 6.875% 4/1/12	10,000	9,475
Macy's Retail Holdings
6.65% 7/15/24	55,000	50,325
8.875% 7/15/15	30,000	33,225
Meritage Homes
6.25% 3/15/15	5,000	4,625
7.00% 5/1/14	30,000	28,800
MGM MIRAGE
6.625% 7/15/15	15,000	11,738
7.50% 6/1/16	35,000	27,475
7.625% 1/15/17	35,000	27,388
13.00% 11/15/13	25,000	28,813
#144A 11.125% 11/15/17	15,000	16,688
#144A 11.375% 3/1/18	30,000	27,000
Mobile Mini
6.875% 5/1/15	5,000	4,750
9.75% 8/1/14	20,000	20,900
Mohawk Industries 6.875% 1/15/16	15,000	15,000
Mohegan Tribal Gaming Authority 6.875% 2/15/15	20,000	13,100
New Albertsons 7.25% 5/1/13	10,000	10,175
#Norcraft 144A 10.50% 12/15/15	20,000	20,600
Norcraft Holdings 9.75% 9/1/12	26,000	25,090

Nordstrom
6.75% 6/1/14	70,000	78,250
7.00% 1/15/38	35,000	38,875
#NCL 144A 11.75% 11/15/16	20,000	19,850
OSI Restaurant Partners 10.00% 6/15/15	32,000	28,400
Pinnacle Entertainment
7.50% 6/15/15	75,000	69,375
#144A 8.625% 8/1/17	20,000	20,500
#@Pokagon Gaming Authority 144A 10.375% 6/15/14	20,000	20,900
Rite Aid 9.375% 12/15/15	60,000	53,100
Royal Caribbean Cruises
6.875% 12/1/13	25,000	24,688
7.00% 6/15/13	5,000	5,013
Ryland Group 8.40% 5/15/17	25,000	26,875
Sally Holdings 10.50% 11/15/16	45,000	48,600
#Sealy Mattress 144A 10.875% 4/15/16	10,000	11,175
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	45,000	34,425
Speedway Motorsports 8.75% 6/1/16	15,000	15,900
#Standard Pacific Escrow 144A 10.75% 9/15/16	30,000	30,750
Target 4.00% 6/15/13	65,000	67,791
Tenneco 8.625% 11/15/14	45,000	45,619
Toys R Us 7.625% 8/1/11	15,000	15,319
#Toys R Us Property 144A 10.75% 7/15/17	25,000	27,500
#TRW Automotive 144A 8.875% 12/1/17	50,000	52,250
#Volvo Treasury 144A 5.95% 4/1/15	100,000	103,306
Wynn Las Vegas 6.625% 12/1/14	40,000	38,850
		2,465,242
Consumer Non-Cyclical – 2.74%
Accellent 10.50% 12/1/13	40,000	38,700
#Alliance One International 144A 10.00% 7/15/16	60,000	63,300
#Anheuser-Busch InBev Worldwide 144A 7.20% 1/15/14	90,000	102,165
Bausch & Lomb 9.875% 11/1/15	40,000	42,400
Beckman Coulter
6.00% 6/1/15	70,000	76,406
7.00% 6/1/19	25,000	28,381
#Bio-Rad Laboratories 144A 8.00% 9/15/16	10,000	10,575
#CareFusion 144A 6.375% 8/1/19	160,000	171,591
Constellation Brands 7.25% 9/1/16	20,000	20,400
Delhaize Group 5.875% 2/1/14	40,000	42,999
DJO Finance 10.875% 11/15/14	25,000	26,500
#Dole Food 144A
8.00% 10/1/16	20,000	20,400
13.875% 3/15/14	17,000	20,528
Hospira 6.40% 5/15/15	150,000	166,212
Ingles Markets 8.875% 5/15/17	25,000	26,125
Inverness Medical Innovations 9.00% 5/15/16	35,000	35,963
Jarden 8.00% 5/1/16	40,000	41,500
#JBS USA Finance 144A 11.625% 5/1/14	42,000	47,775
LVB Acquistion 11.625% 10/15/17	20,000	22,200
LVB Acquistion PIK 10.375% 10/15/17	15,000	16,350
Medco Health Solutions 7.125% 3/15/18	110,000	123,849
#M-Foods Holdings 144A 9.75% 10/1/13	10,000	10,438
#National Money Mart 144A 10.375% 12/15/16	35,000	35,963
#Novasep Holding 144A 9.75% 12/15/16	100,000	98,000
Psychiatric Solutions
7.75% 7/15/15	25,000	24,313
#144A 7.75% 7/15/15	15,000	14,213
Quest Diagnostic
5.45% 11/1/15	150,000	162,367
6.40% 7/1/17	45,000	49,455
Smithfield Foods
7.75% 5/15/13	60,000	58,500
#144A 10.00% 7/15/14	15,000	16,350
Supervalu
7.50% 11/15/14	25,000	25,438
8.00% 5/1/16	25,000	25,500
#Tops Markets 144A 10.125% 10/15/15	15,000	15,525
#Tyson Foods 144A 10.50% 3/1/14	25,000	28,688
Universal Hospital Services PIK 8.50% 6/1/15	15,000	14,850
Yale University 2.90% 10/15/14	115,000	114,701
Yankee Acquisition 9.75% 2/15/17	55,000	54,450
		1,893,070
Energy – 4.83%
AmeriGas Partners 7.125% 5/20/16	5,000	5,025
Berry Petroleum 10.25% 6/1/14	20,000	21,850
Chesapeake Energy
6.50% 8/15/17	55,000	54,175
6.625% 1/15/16	49,000	48,755
Complete Production Service 8.00% 12/15/16	40,000	39,650
Copano Energy 7.75% 6/1/18	25,000	25,188
Denbury Resources 9.75% 3/1/16	20,000	21,450
Dynergy Holdings 7.75% 6/1/19	60,000	52,350

El Paso
6.875% 6/15/14	30,000	30,128
7.00% 6/15/17	5,000	4,984
7.25% 6/1/18	50,000	49,650
Enbridge Energy Partners 9.875% 3/1/19	80,000	101,462
Energy Transfer Partners 9.70% 3/15/19	60,000	74,225
Enterprise Products Operating
5.00% 3/1/15	35,000	36,013
•8.375% 8/1/66	60,000	58,572
9.75% 1/31/14	55,000	65,698
Forest Oil 7.25% 6/15/19	25,000	24,813
Geophysique-Veritas 7.75% 5/15/17	35,000	34,913
#Helix Energy Solutions 144A 9.50% 1/15/16	25,000	25,750
#Hercules Offshore 144A 10.50% 10/15/17	40,000	42,400
#Hilcorp Energy Finance I 144A
7.75% 11/1/15	5,000	4,925
9.00% 6/1/16	40,000	40,800
#Holly 144A 9.875% 6/15/17	25,000	26,438
Inergy Finance
6.875% 12/15/14	15,000	14,888
#144A 8.75% 3/1/15	10,000	10,325
International Coal Group 10.25% 7/15/14	50,000	48,313
Key Energy Services 8.375% 12/1/14	40,000	40,300
Kinder Morgan Energy Partners
6.85% 2/15/20	5,000	5,557
9.00% 2/1/19	210,000	258,824
Mariner Energy 8.00% 5/15/17	50,000	48,250
Massey Energy 6.875% 12/15/13	40,000	40,150
#Midcontinent Express Pipeline 144A 6.70% 9/15/19	235,000	241,455
#Murray Energy 144A 10.25% 10/15/15	25,000	25,000
Nexen 7.50% 7/30/39	95,000	109,263
Noble Energy 8.25% 3/1/19	80,000	95,870
OPTI Canada
7.875% 12/15/14	30,000	24,750
8.25% 12/15/14	30,000	24,863
Petrobras International Finance 5.75% 1/20/20	70,000	71,560
PetroHawk Energy
9.125% 7/15/13	40,000	42,000
#144A 10.50% 8/1/14	10,000	10,975
Petroleum Development 12.00% 2/15/18	25,000	25,906
Plains All American Pipeline
5.75% 1/15/20	180,000	180,473
6.125% 1/15/17	145,000	152,519
Plains Exploration & Production 8.625% 10/15/19	15,000	15,488
Pride International 8.50% 6/15/19	105,000	121,800
Quicksilver Resources
7.125% 4/1/16	30,000	28,125
11.75% 1/1/16	15,000	17,100
Range Resources 8.00% 5/15/19	25,000	26,875
Regency Energy Partners
8.375% 12/15/13	10,000	10,400
#144A 9.375% 6/1/16	15,000	16,050
#SandRidge Energy 144A
8.75% 1/15/20	40,000	40,200
9.875% 5/15/16	45,000	47,588
•TransCanada Pipelines 6.35% 5/15/67	65,000	61,075
Weatherford International
4.95% 10/15/13	45,000	46,969
5.95% 6/15/12	20,000	21,417
9.625% 3/1/19	210,000	262,227
#Woodside Petroleum 144A
4.50% 11/10/14	225,000	227,250
5.00% 11/15/13	30,000	30,718
		3,333,737
Financials – 1.11%
Capital One Capital V 10.25% 8/15/39	40,000	46,621
Cardtronics 9.25% 8/15/13	30,000	31,013
FTI Consulting 7.75% 10/1/16	40,000	40,700
General Electric Capital 6.00% 8/7/19	315,000	327,571
International Lease Finance
5.25% 1/10/13	40,000	32,647
5.35% 3/1/12	6,000	5,211
5.55% 9/5/12	36,000	29,995
5.625% 9/20/13	35,000	27,476
5.875% 5/1/13	115,000	91,474
6.375% 3/25/13	10,000	8,227
6.625% 11/15/13	60,000	48,338
Nuveen Investments 10.50% 11/15/15	85,000	77,563
		766,836
Insurance – 0.67%
MetLife
6.40% 12/15/36	135,000	120,150
6.817% 8/15/18	65,000	72,514

UnitedHealth Group
5.50% 11/15/12		65,000	69,445
5.80% 3/15/36		25,000	22,477
6.00% 2/15/18		60,000	62,076
WellPoint
5.00% 12/15/14		10,000	10,415
6.00% 2/15/14		40,000	43,419
7.00% 2/15/19		55,000	61,619
			462,115
Media – 3.84%
Affinion Group 11.50% 10/15/15		20,000	21,050
#Cablevision Systems 144A 8.625% 9/15/17		20,000	20,925
CCH II 13.50% 11/30/16		50,000	59,125
#Cengage Learning Acquisitions 144A 10.50% 1/15/15		40,000	38,450
#Cequel Communications Holdings I 144A 8.625% 11/15/17		15,000	15,225
#Charter Communications Operating 144A 10.875% 9/15/14		54,000	60,750
Comcast
4.95% 6/15/16		60,000	61,703
6.50% 1/15/15		255,000	285,999
#Cox Communications 144A
5.875% 12/1/16		35,000	37,099
6.95% 6/1/38		55,000	58,444
8.375% 3/1/39		50,000	62,453
DIRECTV Holdings
7.625% 5/15/16		185,000	202,371
#144A 4.75% 10/1/14		30,000	30,655
#DISH DBS 144A 7.875% 9/1/19		155,000	163,332
#GXS Worldwide 144A 9.75% 6/15/15		60,000	59,250
Interpublic Group 6.25% 11/15/14		52,000	50,180
Lamar Media 6.625% 8/15/15		55,000	53,375
LIN Television 6.50% 5/15/13		5,000	4,775
#Mediacom Capital 144A 9.125% 8/15/19		30,000	30,750
Nielsen Finance
10.00% 8/1/14		75,000	78,563
Ω12.50% 8/1/16		15,000	13,763
Shaw Communication 6.75% 11/9/39	CAD	289,000	272,171
#Sinclair Television Group 144A 9.25% 11/1/17		25,000	26,125
Sirius XM Radio
9.625% 8/1/13		15,000	15,000
#144A 9.75% 9/1/15		5,000	5,288
#Terremark Worldwide 144A 12.00% 6/15/17		50,000	55,500
Time Warner Cable 8.25% 4/1/19		290,000	345,995
Time Warner Telecom Holdings 9.25% 2/15/14		40,000	41,450
#Univision Communications 144A 12.00% 7/1/14		55,000	60,844
Videotron 9.125% 4/15/18		25,000	27,625
#Vivendi 144A
5.75% 4/4/13		135,000	142,037
6.625% 4/4/18		60,000	65,131
WPP Finance UK 8.00% 9/15/14		140,000	159,375
#XM Satellite Radio 144A 13.00% 8/1/13		10,000	10,913
XM Satellite Radio Holdings PIK 10.00% 6/1/11		15,000	15,075
			2,650,766
Real Estate – 0.30%
Developers Diversified Realty
5.375% 10/15/12		30,000	28,213
9.625% 3/15/16		25,000	26,130
Host Hotels & Resorts
7.125% 11/1/13		10,000	10,213
#144A 9.00% 5/15/17		30,000	32,588
ProLogis 7.375% 10/30/19		95,000	93,869
Ventas Realty 6.50% 6/1/16		20,000	19,400
			210,413
Services Non-Cyclical – 1.10%
#Alliance HealthCare Services 144A 8.00% 12/1/16		25,000	24,500
ARAMARK 8.50% 2/1/15		65,000	67,274
Avis Budget Car Rental
7.625% 5/15/14		40,000	38,200
7.75% 5/15/16		25,000	23,500
Community Health Systems 8.875% 7/15/15		59,000	61,213
HCA 9.25% 11/15/16		139,000	149,598
Hertz
8.875% 1/1/14		35,000	35,963
10.50% 1/1/16		35,000	37,538
Iron Mountain
8.00% 6/15/20		55,000	56,100
8.75% 7/15/18		5,000	5,213
RSC Equipment Rental
9.50% 12/1/14		55,000	55,344
#144A 10.25% 11/15/19		30,000	30,263
Select Medical 7.625% 2/1/15		65,000	63,375
Tenet Healthcare 7.375% 2/1/13		55,000	55,413
•US Oncology Holdings PIK 6.428% 3/15/12		62,000	58,280
			761,774

Technology – 0.74%
First Data 9.875% 9/24/15	160,000	150,000
Freescale Semiconductor 8.875% 12/15/14	175,000	161,437
SunGard Data Systems 10.25% 8/15/15	50,000	53,500
#Unisys 144A 12.75% 10/15/14	25,000	29,000
Xerox
4.25% 2/15/15	70,000	69,591
8.25% 5/15/14	40,000	45,928
		509,456
Telecommunications – 3.36%
America Movil 5.625% 11/15/17	50,000	52,017
American Tower 7.00% 10/15/17	80,000	89,000
AT&T 6.50% 9/1/37	145,000	150,782
Cincinnati Bell
7.00% 2/15/15	35,000	34,738
8.25% 10/15/17	40,000	40,800
#Clearwire Communications 144A 12.00% 12/1/15	130,000	132,600
Cricket Communications
9.375% 11/1/14	84,000	84,840
#144A 7.75% 5/15/16	15,000	15,038
Crown Castle International 9.00% 1/15/15	40,000	42,800
Deutsche Telekom International Finance 5.25% 7/22/13	55,000	58,430
#Digicel Group 144A 8.25% 9/1/17	110,000	107,800
#DigitalGlobe 144A 10.50% 5/1/14	10,000	10,750
#GCI 144A 8.625% 11/15/19	15,000	15,206
#Global Crossing 144A 12.00% 9/15/15	50,000	55,125
Hughes Network Systems 9.50% 4/15/14	45,000	46,688
#Intelsat Bermuda 144A 11.25% 2/4/17	90,000	90,675
Intelsat Jackson Holdings 11.25% 6/15/16	79,000	85,913
Intelsat Subsidiary Holding 8.875% 1/15/15	30,000	31,200
Level 3 Financing
9.25% 11/1/14	25,000	23,750
12.25% 3/15/13	20,000	21,300
Lucent Technologies 6.45% 3/15/29	25,000	18,031
MetroPCS Wireless 9.25% 11/1/14	83,000	84,453
#NII Capital 144A
8.875% 12/15/19	30,000	29,363
10.00% 8/15/16	45,000	47,363
PAETEC Holding 8.875% 6/30/17	20,000	20,350
#Qwest 144A 8.375% 5/1/16	30,000	32,325
Sprint Capital
6.875% 11/15/28	45,000	37,631
8.75% 3/15/32	125,000	118,438
Sprint Nextel 6.00% 12/1/16	40,000	36,700
#Telcordia Technologies 144A 10.00% 3/15/13	70,000	62,650
Telecom Italia Capital
5.25% 10/1/15	145,000	151,791
7.175% 6/18/19	70,000	78,177
Telesat Canada
11.00% 11/1/15	40,000	43,600
12.50% 11/1/17	20,000	22,100
Verizon Communications 6.40% 2/15/38	55,000	57,689
Vodafone Group
5.00% 12/16/13	15,000	15,897
5.00% 9/15/15	55,000	57,720
5.375% 1/30/15	120,000	129,101
#Wind Acquisition Finance 144A 11.75% 7/15/17	50,000	54,875
Windstream
8.125% 8/1/13	20,000	20,850
#144A 7.875% 11/1/17	10,000	9,925
		2,318,481
Transportation – 0.07%
Delta Air Lines 7.92% 11/18/10	15,000	15,075
Kansas City Southern Railway 13.00% 12/15/13	30,000	34,950
		50,025
Utilities – 2.39%
AES
8.00% 10/15/17	40,000	41,250
8.00% 6/1/20	125,000	127,813
Ameren 8.875% 5/15/14	30,000	33,727
#American Transmission Systems 144A 5.25% 1/15/22	50,000	49,481
#Calpine Construction Finance 144A 8.00% 6/1/16	50,000	51,750
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	100,000	108,875
Edison Mission Energy
7.00% 5/15/17	5,000	3,975
7.20% 5/15/19	20,000	15,250
7.50% 6/15/13	10,000	9,450
#Enel Finance International 144A 5.125% 10/7/19	100,000	100,809
Energy Future Holdings 10.875% 11/1/17	20,000	16,450
Illinois Power 9.75% 11/15/18	150,000	186,812
#Majapahit Holding 144A 8.00% 8/7/19	109,000	115,540
Mirant North America 7.375% 12/31/13	5,000	4,969
NRG Energy
7.25% 2/1/14	20,000	20,300
7.375% 2/1/16	85,000	85,319

Orion Power Holdings 12.00% 5/1/10		5,000	5,150
Pennsylvania Electric 5.20% 4/1/20		130,000	128,286
PPL Electric Utilities 7.125% 11/30/13		45,000	51,483
Progress Energy 4.875% 12/1/19		70,000	68,158
Public Service Company of Oklahoma 5.15% 12/1/19		270,000	268,580
•Puget Sound Energy 6.974% 6/1/67		35,000	30,925
Sempra Energy 6.00% 10/15/39		60,000	59,451
Texas Competitive Electric Holdings 10.25% 11/1/15		52,000	42,380
TXU 5.55% 11/15/14		40,000	28,568
			1,654,751
Total Corporate Bonds (cost $22,527,054)			24,508,220

Municipal Bonds – 0.42%
California State 7.30% 10/1/39		115,000	109,189
California State Taxable Bond (Various Purposes) 7.55% 4/1/39		130,000	128,168
•Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39		50,000	52,456
Total Municipal Bonds (cost $298,733)			289,813

Non-Agency Asset-Backed Securities – 1.26%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.186% 10/6/21		55,000	55,209
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		220,000	218,386
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		58,259	59,089
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14		90,000	92,109
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		35,000	36,275
Series 2005-A10 A10 4.65% 12/17/12		35,000	36,072
CNH Equipment Trust
•Series 2007-A A4 0.273% 9/17/12		14,326	14,253
•Series 2007-B A3B 0.833% 10/17/11		19,163	19,164
Series 2008-A A4A 4.93% 8/15/14		90,000	93,224
Series 2009-C A3 1.85% 12/16/13		25,000	24,902
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		45,000	46,210
•#Golden Credit Card Trust Series 2008-3 A 144A 1.233% 7/15/17		100,000	98,863
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		77,325	78,323
Total Non-Agency Asset-Backed Securities (cost $853,719)			872,079

Non-Agency Collateralized Mortgage Obligations – 1.58%
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		2,330	2,258
Series 2004-10 1CB1 6.00% 11/25/34		7,819	6,326
Series 2005-3 2A1 5.50% 4/25/20		7,200	6,426
Series 2005-5 2CB1 6.00% 6/25/35		2,662	1,781
Series 2005-6 7A1 5.50% 7/25/20		4,744	4,353
Series 2005-9 5A1 5.50% 10/25/20		131,194	120,371
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36		32,001	29,335
•@Series 2006-H 1A2 3.583% 9/20/46		2,762	399
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	63,674
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		42,154	40,362
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.817% 8/25/37		165,301	117,968
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35		132,165	121,158
@Series 2006-17 A5 6.00% 12/25/36		17,411	15,463
•First Horizon Asset Securities Series 2007-AR3 2A2 6.289% 11/25/37		33,871	22,933
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		92,425	80,664
•MLCC Mortgage Investors Series 2004-HB1 A1 0.591% 4/25/29		200,441	142,148
•Structured ARM Loan Trust Series 2004-3AC A2 3.013% 3/25/34		41,241	37,186
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 4A 6.00% 10/25/19		9,358	9,318
•Series 2006-AR10 1A1 5.921% 9/25/36		28,378	21,525
•Series 2007-HY1 1A1 5.677% 2/25/37		38,271	24,353
Wells Fargo Mortgage Backed Securities Trust
Series 2006-1 A3 5.00% 3/25/21		5,018	4,742
Series 2006-2 3A1 5.75% 3/25/36		37,899	32,178
•Series 2006-AR5 2A1 5.541% 4/25/36		27,725	21,609
•Series 2006-AR6 7A1 5.112% 3/25/36		161,071	143,593
•Series 2006-AR10 5A1 5.587% 7/25/36		29,796	23,196
Total Non-Agency Collateralized Mortgage Obligations (cost $904,479)			1,093,319

Regional Authorities – 0.15%Δ
Canada – 0.15%
Province of Ontario Canada
4.00% 10/7/19		55,000	52,769
4.40% 6/2/19	CAD	49,000	47,218
Province of Quebec Canada 4.50% 12/1/19	CAD	6,000	5,767
Total Regional Authorities (cost $107,405)			105,754

«Senior Secured Loans – 0.40%
Energy Futures Holdings Term Tranche Loan B2 3.735% 10/10/14	USD	63,837	52,007
Ford Motor Term Tranche Loan B 3.287% 12/15/13		113,872	105,401

Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		60,000	62,190
PQ Term Tranche Loan 6.74% 7/30/15		65,000	56,388
Total Senior Secured Loans (cost $245,268)			275,986

Sovereign Debt – 1.54%Δ
Brazil – 0.54%
Republic of Brazil
12.50% 1/5/16	BRL	324,000	210,981
12.50% 1/5/22	BRL	250,000	162,794
			373,775
Indonesia – 0.32%
Indonesia Government
10.75% 5/15/16	IDR	981,000,000	112,110
12.80% 6/15/21	IDR	900,000,000	112,674
			224,784
Mexico – 0.34%
Mexican Bonos 10.00% 11/20/36	MXN	2,710,000	236,341
			236,341
Norway – 0.09%
Eksportfinans 3.00% 11/17/14	USD	60,000	59,148
			59,148
Poland – 0.10%
Poland Government 5.50% 10/25/19	PLN	200,000	65,969
			65,969
Republic of Korea – 0.15%
#Korea Expressway 144A 4.50% 3/23/15	USD	100,000	102,124
			102,124
Total Sovereign Debt (cost $993,747)			1,062,141

Supranational Banks– 1.13%
European Investment Bank
9.00% 12/21/18	ZAR	900,000	116,472
^10.902% 3/30/16	TRY	130,000	46,072
11.25% 2/14/13	BRL	220,000	130,578
International Bank for Reconstruction
5.75% 8/20/12	MXN	1,580,000	119,246
5.75% 10/21/19	AUD	433,000	369,355
Total Supranational Banks (cost $751,968)			781,723

U.S. Treasury Obligations – 1.82%
U.S. Treasury Inflation Index Notes
1.625% 1/15/15	USD	362,285	377,228
∞2.00% 1/15/14		257,389	272,511
2.375% 1/15/17		171,514	185,462
U.S. Treasury Bond 4.50% 8/15/39		115,000	112,431
U.S. Treasury Notes
2.125% 11/30/14		20,000	19,533
3.375% 11/15/19		300,000	288,658
Total U.S. Treasury Obligations (cost $1,274,431)			1,255,823

		Number of
		Shares
Preferred Stock – 0.16%
•Bank of America 8.125%		40,000	38,560
Braskem Class A		990	7,997
•PNC Financial Services 8.25%		30,000	30,614
@Transneft 0.939%		40	33,600
Total Preferred Stock (cost $90,916)			110,771

		Principal
		Amount°
≠Discounted Commercial Paper – 2.32%
Cornell University 0.25% 3/9/10	USD	250,000	249,998
General Electric Capital Services 0.15% 1/19/10		250,000	249,982
ING (US) Funding 0.401% 1/6/10		425,000	424,988
JPMorgan Chase 0.17% 2/16/10		250,000	249,934
Koch Resources 0.18% 1/22/10		425,000	424,955
Total Discounted Commercial Paper (cost $1,599,742)			1,599,857

≠Discount Note – 0.56%
Federal Home Loan Bank 0.001% 1/4/10		386,000	386,000
Total Discount Note (cost $386,000)			386,000

Total Value of Securities – 93.24%
(cost $58,964,298)			64,404,064
Receivables and Other Assets Net of Liabilities (See Notes) – 6.76%z			4,666,038
Net Assets Applicable to 7,290,975 Shares Outstanding – 100.00%			$69,070,102

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
PLN – Polish Zloty
SGD – Singapore Dollar
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2009.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2009.
zOf this amount, $5,219,253 represents receivable for securities sold and cash as of December 31, 2009.
∞Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of December 31, 2009.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $69,070,102, which represented 10.19% of the Portfolio’s net assets. See Note 5 in “Notes.”
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $209,376, which represented 0.30% of the Portfolio's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at time of purchase.
†Non income producing security.
±Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $5,332,503 which represented 7.72% the Portfolio’s net assets. See Note 1 in "Notes."
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΔSecurities have been classified by country of origin.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
×Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-Kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

1The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at December 31, 2009:

Foreign Currency Exchange Contracts
					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(6,508)	USD	5,901	1/8/10	$61
AUD	(69,933)	USD	64,000	1/8/10	1,236
BRL	(322,200)	USD	179,000	1/8/10	(5,525)
CAD	128,014	USD	(119,533)	1/8/10	2,310
CAD	186,035	USD	(173,710)	1/8/10	3,356
EUR	3,004	USD	(4,460)	1/8/10	(159)
GBP	119	USD	(197)	1/8/10	(4)
IDR	804,778,000	USD	(84,332)	1/8/10	917
ILS	321,759	USD	(85,327)	1/29/10	(495)
INR	5,079,400	USD	(109,000)	10/20/10	(2,078)
KRW	467,330,997	USD	(402,594)	1/8/10	(1,931)
MYR	743,058	USD	(219,515)	1/8/10	(2,576)
NOK	(401,927)	USD	69,942	1/8/10	619
NOK	2,240,286	USD	(394,326)	1/8/10	(7,929)
PLN	(403,973)	USD	139,711	1/8/10	(1,060)
PLN	(121,298)	USD	43,282	1/8/10	1,014
PLN	361,192	USD	(128,967)	1/8/10	(3,105)
SGD	304,489	USD	(219,167)	1/8/10	(2,485)
TRY	(69,015)	USD	45,669	1/8/10	(398)
TWD	6,987,675	USD	(216,605)	1/8/10	1,840
ZAR	(950,682)	USD	124,180	1/6/10	(3,968)
					$(20,360)

Financial Futures Contracts
				Unrealized
Contracts to Sell	Notional Proceeds	Notional Value	Expiration Date	Appreciation
(18) U.S. Treasury 5 yr Notes	$(2,097,258)	$(2,058,891)	3/31/10	$38,367

Swap Contracts
CDS Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$30,000	5.00%	9/20/14	$2,042

The use of foreign currency exchange contracts, financial futures contracts, and CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles ( U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 2006 - September 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$59,244,944
Aggregate unrealized appreciation	$5,995,569
Aggregate unrealized depreciation	(836,449)
Net unrealized appreciation	$5,159,120

For federal income tax purposes, at September 30, 2009, capital loss carryforwards of $666,298 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$6,492,186	$154,072	$6,646,258
Common Stock	16,222,743	5,348,250	-	21,570,993
Corporate Debt	21,739	26,844,850	-	26,866,589
Foreign Debt	-	1,699,794	249,824	1,949,618
Investment Companies	3,728,342	-	-	3,728,342
Municipal Bonds	-	289,813	-	289,813
U.S. Treasury Obligations	1,255,823	-	-	1,255,823
Short-Term	-	1,985,857	-	1,985,857
Other	41,597	69,174	-	110,771
Total	$21,270,244	$42,729,924	$403,896	$64,404,064

Foreign Currency Exchange Contracts	$-	$(20,360)	$-	$(20,360)
Financial Futures Contracts	$-	$38,367	$-	$38,367
Swap Contracts	$-	$2,042	$-	$2,042

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed &
		Mortgage-
		Backed	Foreign
	Total	Securities	Debt
Balance as of 9/30/09	$225,452	$97,367	$128,085
Net change in unrealized
appreciation/depreciation	4,645	1,705	2,940
Purchases	173,799	55,000	118,799
Balance as of 12/31/09	$403,896	$154,072	$249,824

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$4,645	$1,705	$2,940

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing Fund portfolio against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended December 31, 2009, the Fund entered into CDS contracts as seller of protection. Periodic receipts on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon receipt, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2009, the aggregate unrealized appreciation of credit default swaps was $2,042. If a credit event has occurred as of December 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $30,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at December 31, 2009, the notional value of the protection sold was $30,000, which reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2009, the net unrealized appreciation of the protection sold was $2,042.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2009 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables and Other Assets Net of Liabilities	$10,670	Liabilities Net of Receivables and Other Assets	$(31,030)

Interest rate contracts (Futures)	Receivables and Other Assets Net of Liabilities	38,367	Liabilities Net of Receivables and Other Assets	-

Credit contracts (Swaps)	Receivables and Other Assets Net of Liabilities	2,042	Liabilities Net of Receivables and Other Assets	-

Total		$51,079		$(31,030)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2009 was as follows:

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized gain on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies	$5,513	$(20,842)
Interest rate contracts (Futures)	Net realized loss on futures contracts/net change in unrealized appreciation/depreciation of Investments and foreign currencies	(2,704)	38,714
Written options contracts (Options)	Net realized gain on options contracts and net change in unrealized appreciation/depreciation of foreign currencies	(6,061)	3,490
Credit contracts (Swaps)	Net realized gain on swap contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	379	1,083
Total		$25,707	$22,445

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2009.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie. The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of Fund holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of Fund holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: